       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON JULY 24, 2007.
                                                            FILE NOS. 333-137827
                                                                       811-07727
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

        Pre-Effective Amendment No.                             [ ]

        Post-Effective Amendment No. 2                          [X]

                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

             Amendment No. 3                                    [X]

                        (Check Appropriate Box or Boxes)
                             ---------------------

                         VARIABLE ANNUITY ACCOUNT FIVE
                           (Exact Name of Registrant)

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                            ("AIG SUNAMERICA LIFE")
                              (Name of Depositor)

                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
             (Address of Depositor's Principal Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code: (800) 871-2000

                            MALLARY L. REZNIK, ESQ.
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)


[X] on July 30, 2007 pursuant to paragraph (b)


[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Annuity Account Five of AIG SunAmerica Life Assurance Company under variable annuity contracts.
--------------------------------------------------------------------------------
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                         VARIABLE ANNUITY ACCOUNT FIVE


                             CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS

ITEM NUMBER
IN FORM N-4                                                                              CAPTION
-----------                                                                              -------
1.           Cover Page..................................................  Cover Page
2.           Definitions.................................................  Glossary
3.           Synopsis....................................................  Highlights; Fee Tables; Portfolio
                                                                           Expenses; Examples
4.           Condensed Financial Information.............................  Appendix - Condensed Financial
                                                                           Information
5.           General Description of Registrant, Depositor and Portfolio
             Companies...................................................  The Seasons Advisor II Variable
                                                                           Annuity; Other Information
6.           Deductions..................................................  Expenses
7.           General Description of Variable Annuity Contracts...........  The Seasons Advisor II Variable
                                                                           Annuity; Purchasing a Seasons
                                                                           Advisor II Variable Annuity;
                                                                           Investment Options
8.           Annuity Period..............................................  Income Options
9.           Death Benefit...............................................  Death Benefits
10.          Purchases and Contract Value................................  Purchasing a Variable Annuity
                                                                           Contract
11.          Redemptions.................................................  Access To Your Money
12.          Taxes.......................................................  Taxes
13.          Legal Proceedings...........................................  Legal Proceedings
14.          Table of Contents of Statement of Additional Information....  Table of Contents of Statement of
                                                                           Additional Information

                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

ITEM NUMBER
IN FORM N-4                                                                               CAPTION
-----------                                                                               -------
15.          Cover Page..................................................  Cover Page
16.          Table of Contents...........................................  Table of Contents
17.          General Information and History.............................  The Seasons Advisor II Variable
                                                                           Annuity (P);
                                                                           Separate Account; General Account (P);
                                                                           Investment Options (P);
                                                                           Other Information (P)
18.          Services....................................................  Other Information (P)
19.          Purchase of Securities Being Offered........................  Purchasing a Seasons Advisor II
                                                                           Variable Annuity (P)
20.          Underwriters................................................  Distribution of Contracts
21.          Calculation of Performance Data.............................  Performance Data
22.          Annuity Payments............................................  Income Options (P);
                                                                           Income Payments; Annuity Unit Values
23.          Financial Statements........................................  Depositor: Other Information (P);
                                                                           Financial Statements; Registrant:
                                                                           Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                           [SEASONS ADVISOR II LOGO]
                                   PROSPECTUS
                                 July 30, 2007

                   ALLOCATED FIXED AND VARIABLE GROUP ANNUITY
                              issued by Depositor,
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               in connection with
                         VARIABLE ANNUITY ACCOUNT FIVE


                                                         SELECT PORTFOLIOS
                               Managed by:
LARGE CAP GROWTH               AIG Global Investment Corp., Goldman Sachs Asset Management, L.P., Janus Capital Management LLC
LARGE CAP COMPOSITE            AIG Global Investment Corp., AIG SunAmerica Asset Management Corp., T. Rowe Price Associates, Inc.
LARGE CAP VALUE                AIG Global Investment Corp., T. Rowe Price Associates, Inc., Wellington Management Company, LLP
MID CAP GROWTH                 AIG Global Investment Corp., T. Rowe Price Associates, Inc., Wellington Management Company, LLP
MID CAP VALUE                  AIG Global Investment Corp., Goldman Sachs Asset Management, L.P., Lord, Abbett & Co., LLC
SMALL CAP                      AIG Global Investment Corp., AIG SunAmerica Asset Management Corp., ClearBridge Advisors, LLC
INTERNATIONAL EQUITY           AIG Global Investment Corp., Goldman Sachs Asset Management Int'l., Lord, Abbett & Co., LLC
DIVERSIFIED FIXED INCOME       AIG Global Investment Corp., AIG SunAmerica Asset Management Corp.,
                               Wellington Management Company, LLP
STRATEGIC FIXED INCOME         AIG Global Investment Corp., Franklin Advisers, Inc., Western Asset Management Company.
CASH MANAGEMENT                Columbia Management Advisors, LLC

                                                        FOCUSED PORTFOLIOS
                               Managed by:
FOCUS GROWTH                   AIG SunAmerica Asset Management Corp., Janus Capital Management LLC., Marsico Capital Management,
                               LLC
FOCUS GROWTH AND INCOME        AIG SunAmerica Asset Management Corp., Marsico Capital Management, LLC., Thornburg Investment
                               Management, Inc.
FOCUS VALUE                    J.P. Morgan Investment Management, Inc., Northern Trust Investments, N.A., Third Avenue Management,
                               LLC
FOCUS TECHNET                  AIG SunAmerica Asset Management Corp., BAMCO, RCM Capital Management, LLC

                                               SEASONS MANAGED ALLOCATION PORTFOLIOS
                               Managed by:
ALLOCATION GROWTH              Ibbotson Associates Advisors, LLC
ALLOCATION MODERATE GROWTH
ALLOCATION MODERATE
ALLOCATION BALANCED



                                                        SEASONS STRATEGIES
                               Managed by:
                               AIG SunAmerica Asset Management Corp., Janus Capital Management LLC, Lord, Abbett & Co., LLC, Putnam
                               Investment Management, Inc., T. Rowe Price Associates, Inc., and Wellington Management Company, LLP
GROWTH STRATEGY                (which invests in Stock Portfolio, Asset Allocation: Diversified Growth Portfolio and Multi-Managed
                               Growth Portfolio)
MODERATE GROWTH STRATEGY       (which invests in Stock Portfolio, Asset Allocation: Diversified Growth Portfolio and Multi-Managed
                               Moderate Growth Portfolio)
BALANCED GROWTH STRATEGY       (which invests in Stock Portfolio, Asset Allocation: Diversified Growth Portfolio and Multi-Managed
                               Income/Equity Portfolio)
CONSERVATIVE GROWTH STRATEGY   (which invests in Stock Portfolio, Asset Allocation: Diversified Growth Portfolio and Multi-Managed
                               Income Portfolio)


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated July 30, 2007. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-SUN2 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
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GLOSSARY....................................................    3
HIGHLIGHTS..................................................    4
FEE TABLES..................................................    5
    Maximum Owner Transaction Expenses......................    5
    Separate Account Annual Expenses........................    5
    Underlying Fund Expenses................................    5
MAXIMUM AND MINIMUM EXPENSE EXAMPLES........................    6
THE SEASONS ADVISOR(II) VARIABLE ANNUITY....................    7
PURCHASING A SEASONS ADVISOR(II) VARIABLE ANNUITY...........    8
    Allocation of Purchase Payments.........................    8
    Accumulation Units......................................    9
    Free Look...............................................    9
    Exchange Offers.........................................   10
INVESTMENT OPTIONS..........................................   10
    Variable Portfolios.....................................   10
    Select Portfolios.......................................   12
    Focused Portfolios......................................   12
    Seasons Managed Allocation Portfolios...................   12
    Seasons Strategies......................................   13
    Seasons Strategy Rebalancing............................   13
    Substitution, Addition or Deletion of Variable
     Portfolios.............................................   15
    Fixed Accounts..........................................   15
    Dollar Cost Averaging Fixed Accounts....................   15
    Dollar Cost Averaging Program...........................   16
    Transfers During the Accumulation Phase.................   16
    Automatic Asset Rebalancing Program.....................   19
    Voting Rights...........................................   19
ACCESS TO YOUR MONEY........................................   19
    Systematic Withdrawal Program...........................   20
    Minimum Contract Value..................................   20
    Qualified Contract Owners...............................   20
DEATH BENEFITS..............................................   20
    Death Benefit Options...................................   21
    Standard Death Benefit..................................   22
    Optional Enhanced Death Benefit.........................   22
    Optional EstatePlus Benefit.............................   23
    Spousal Continuation....................................   24
EXPENSES....................................................   24
    Separate Account Expenses...............................   24
    Underlying Fund Expenses................................   25
    Transfer Fee............................................   25
    Optional Enhanced Death Benefit Fee.....................   25
    Optional EstatePlus Fee.................................   25
    Premium Tax.............................................   25
    Income Taxes............................................   25
    Reduction or Elimination of Fees, Expenses and
     Additional Amounts Credited............................   25
INCOME OPTIONS..............................................   26
    Annuity Date............................................   26
    Annuity Income Options..................................   26
    Fixed or Variable Annuity Income Payments...............   27
    Annuity Income Payments.................................   27
    Transfers During the Income Phase.......................   28
    Deferment of Payments...................................   28
TAXES.......................................................   28
    Annuity Contracts in General............................   28
    Tax Treatment of Distributions--Non-Qualified
     Contracts..............................................   28
    Tax Treatment of Distributions--Qualified Contracts.....   29
    Minimum Distributions...................................   30
    Tax Treatment of Death Benefits.........................   31
    Contracts Owned by a Trust or Corporation...............   31
    Gifts, Pledges and/or Assignments of a Contract.........   31
    Diversification and Investor Control....................   31
OTHER INFORMATION...........................................   32
    AIG SunAmerica Life.....................................   32
    The Distributor.........................................   32
    The Separate Account....................................   32
    The General Account.....................................   32
    Payments in Connection with Distribution of the
     Contract...............................................   33
    Administration..........................................   34
    Legal Proceedings.......................................   34
    Financial Statements....................................   34
    Registration Statements.................................   35
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....   36
APPENDIX A - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION..............................................  A-1
APPENDIX B - CONDENSED FINANCIAL INFORMATION................  B-1
APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS
  OF CERTAIN FEATURES AND BENEFITS..........................  C-1

GLOSSARY
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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date on which you select annuity income payments to begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.

COMPANY - Refers to AIG SunAmerica Life Assurance Company, the insurer that issues this contract. The term "we," "us," "our," and "AIG SunAmerica Life" are also used to identify the Company.

CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.

INCOME PHASE - The period, upon annuitization, during which we make annuity income payments to you.

LATEST ANNUITY DATE - Your 95th birthday or tenth contract anniversary, whichever is later.

MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEPARATE ACCOUNT - A segregated asset account maintained separately from the Company's regular portfolio of investments and general accounts. The Separate Account is established by the Company to purchase and hold the Variable Portfolios.

TRUST - Refers to the Seasons Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trust in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - Refers to the Select Portfolios, Focused Portfolios, Managed Allocation Portfolios and/or Seasons Strategies. The Variable Portfolios invest in the Underlying Funds of the Seasons Series Trust.

HIGHLIGHTS
--------------------------------------------------------------------------------

The Seasons Advisor(II) Variable Annuity is a contract between you and AIG SunAmerica Life. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in the Select Portfolios, Focused Portfolios, Seasons Managed Allocation Portfolios and/or pre-allocated Seasons Strategies (collectively "Variable Portfolios") and Fixed Accounts. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A SEASONS ADVISOR(II) VARIABLE ANNUITY in the prospectus.


EXPENSES: There are fees and charges associated with the contract. We deduct separate account charges which equal 1.55% annually of the average daily value of your contract allocated to the Variable Portfolios. There are no withdrawal charges. There are investment charges on amounts invested in the Variable Portfolios, including 12b-1 fees of 0.25%. If you elect optional features available under the contract, we may charge additional fees for those features. Please see the FEE TABLE, PURCHASING A SEASONS ADVISOR(II) VARIABLE ANNUITY and EXPENSES in the prospectus.



ACCESS TO YOUR MONEY: There are no withdrawal charges when you take a withdrawal. You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.


DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. An optional enhanced death benefit is also available for an additional fee. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking annuity income payments, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different annuity income options, including an option for annuity income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.

INQUIRIES: If you have questions about your contract call your financial advisor or contact us at AIG SunAmerica Life Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone Number: (800) 445-SUN2.

Please see ALLOCATION OF PURCHASE PAYMENTS in the prospectus for the address to which you must send Purchase Payments.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT SECTION UNDER OTHER INFORMATION.

  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

FEE TABLES

--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGES.............................  none

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

TRANSFER FEE
$25 per transfer after the first 15 transfers in any contract year.

CONTRACT MAINTENANCE FEE.....................   none

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolio)

Separate Account Charge......................  1.55%
Optional Enhanced Death Benefit Fee..........  0.15%
Optional EstatePlus Fee(1)...................  0.25%
                                               -----
Total Separate Account Annual Expenses(2)....  1.95%

UNDERLYING FUND EXPENSES(3)

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUST, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE TRUST. PLEASE READ IT CAREFULLY BEFORE INVESTING.

TOTAL ANNUAL UNDERLYING FUND
OPERATING EXPENSES                                                                               MINIMUM   MAXIMUM
----------------------------                                                                     -------   -------
(expenses that are deducted from Underlying Funds, including management fees, other expenses
and 12b-1 fees)................................................................................   0.81%     1.81%

FOOTNOTES TO THE FEE TABLE

(1) EstatePlus is an optional earnings enhancement death benefit. EstatePlus can only be elected if an optional enhanced death benefit is also elected.

(2) If you do not elect an optional enhanced death benefit and/or EstatePlus features, your total separate account annual expenses would be 1.55%.


(3) As of March 31, 2007.

MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum and minimum fees and expenses of the Underlying Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:


MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 1.95%, including an optional enhanced death benefit and EstatePlus, and investment in an Underlying Fund with total expenses of 1.81%)


(1) If you surrender your contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $378    $1,149    $1,939     $4,002


(2) If you annuitize your contract at the end of the applicable time period(3):


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $378    $1,149    $1,939     $4,002


(3) If you do not surrender your contract:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $378    $1,149    $1,939     $4,002



MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.55% and investment in an Underlying Fund with total expenses of 0.81%)


(1) If you surrender your contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $239     $736     $1,260     $2,696


(2) If you annuitize your contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $239     $736     $1,260     $2,696


(3) If you do not surrender your contract:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $239     $736     $1,260     $2,696


                     EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Table and Expense Examples is to show you the various expenses you would incur directly and indirectly by investing in the variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as total annual Underlying Fund expenses. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. You do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. Please SEE INCOME OPTIONS BELOW.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.


CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.

THE SEASONS ADVISOR(II) VARIABLE ANNUITY
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and an insurance company. You are the owner of the contract. The contract provides several benefits:

     - DEATH BENEFIT: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - GUARANTEED INCOME: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - TAX DEFERRAL: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make Purchase Payments into the contract. The Income Phase begins after the specified waiting period when you start taking annuity income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, SEE INVESTMENT OPTIONS BELOW.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. SEE TAXES BELOW.

PURCHASING A SEASONS ADVISOR(II) VARIABLE ANNUITY
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to purchase a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The minimum initial Purchase Payment is $10,000 and subsequent amounts of $500 or more may be added to your contract.

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. We reserve the right to change the amount at which pre-approval is required for prospectively issued contracts. Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


MAXIMUM ISSUE AGE


We may not issue a contract to anyone age 86 or older on the contract issue date. We may not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.


JOINT OWNERSHIP AND ASSIGNMENT OF THE CONTRACT


We allow this contract to be jointly owned. We may require that the joint owners be spouses. However, the age of the older owner is used to determine the availability of most age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right to not recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment. You should consult a qualified tax advisor before assigning the contract.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in "good order," including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us.


An initial Purchase Payment will be priced within two business days after it is received by us in good order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in good order after Market Close, the initial Purchase Payment will be priced within two business days after the next business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in good order if the request is received before Market Close. If the subsequent Purchase Payment is received in good order after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file.

Purchase Payments submitted by check can only be accepted by the Company at the following address:

AIG SunAmerica Life Assurance Company
P.O. Box 100330
Pasadena, CA 91189-0330

Purchase payments sent to the Annuity Service Center will be forwarded to the address above.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

JP Morgan Chase National Processing Center
Lock Box 100330
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the appropriate address.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before that day's Market Close, or on the next business day's unit value if we receive your money after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check with your financial representative. To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract.

With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The contract offers Variable Portfolios and, if available, Fixed Accounts. We designed the contract to meet your varying investment needs over time. You can achieve this by using the Variable Portfolios alone or in concert with the Fixed Accounts. The Variable Portfolios are only available through the purchase of certain variable annuities. A mixture of your investment in the Variable Portfolios and Fixed Accounts may lower the risk associated with investing only in a Variable Portfolio.

The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We have included the Seasons Series Trust at least in part because they are managed by AIG SunAmerica Asset Management Corp., which is wholly-owned subsidiary of the Company.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.


We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.


VARIABLE PORTFOLIOS


Each of the Variable Portfolios invests in Underlying Funds of the Seasons Series Trust. AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an affiliate of the Company, manages the Seasons Series Trust. AIG SAAMCo is the investment adviser to the Seasons Series Trust and has engaged subadvisers to provide investment advice for certain of the Underlying Funds.

Special note should be taken of the similarities and differences between the Seasons Managed Allocation Portfolios and the Seasons Strategies, described in detail below. Each alternative reflects an allocation model. The Seasons Managed Allocation Portfolios differ from the Seasons Strategies in the following respects. A professional manager actively manages the Seasons Managed Allocation Portfolios' investments in the Select and Focused Portfolios. The Seasons Strategies are limited to investment in the specified funds of the Seasons Series Trust with a pre-determined target asset allocation mix that does not change over the life of the contract. Thus, the Seasons Managed Allocation Portfolios are responsive to changing market conditions, and current judgments of professional management, while the Seasons Strategies assume that the pre-determined asset allocation mix will continue to be consistent with its risk objective. Please read the descriptions of each alternative carefully for more details.


YOU SHOULD READ THE PROSPECTUS FOR THE SEASONS SERIES TRUST CAREFULLY BEFORE INVESTING. THE TRUST PROSPECTUS WHICH IS ATTACHED HERETO CONTAINS DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS INCLUDING INVESTMENT OBJECTIVE, GOALS AND RISK FACTORS.
Each Variable Portfolio and its respective managers are:


SELECT PORTFOLIOS

LARGE CAP GROWTH            AIG Global Investment Corp. ("AIGGIC"), Goldman Sachs Asset
                            Management, L.P. ("GSAM"), Janus Capital Management LLC.
                            ("Janus")
LARGE CAP COMPOSITE         AIGGIC, AIG SAAMCo, T. Rowe Price Associates, Inc. ("T. Rowe
                            Price")
LARGE CAP VALUE             AIGGIC, T. Rowe Price, Wellington Management Company, LLP
                            ("Wellington Management")
MID CAP GROWTH              AIGGIC, T. Rowe Price, Wellington Management
MID CAP VALUE               AIGGIC, GSAM, Lord, Abbett & Co., LLC ("Lord Abbett")
SMALL CAP                   AIGGIC, AIG SAAMCo, ClearBridge Advisors, LLC
INTERNATIONAL EQUITY        AIGGIC, Goldman Sachs Asset Management Int'l., Lord Abbett
DIVERSIFIED FIXED INCOME    AIGGIC, AIG SAAMCo, Wellington Management
STRATEGIC FIXED INCOME      AIGGIC, Franklin Advisers, Inc., Western Asset Management
                            Company
CASH MANAGEMENT             Columbia Management Advisors, LLC

FOCUSED PORTFOLIOS

FOCUS GROWTH                AIG SAAMCo, Janus, Marsico Capital Management, LLC
                            ("Marsico")
FOCUS GROWTH AND INCOME     AIG SAAMCo, Marsico, Thornburg Investment Management, Inc.
FOCUS VALUE                 J.P. Morgan Investment Management, Inc. ("JP Morgan"),
                            Northern Trust Investments, N.A. ("Northern Trust"), Third
                            Avenue Management, LLC
FOCUS TECHNET               AIG SAAMCo, BAMCO, RCM Capital Management, LLC

SEASONS MANAGED ALLOCATION PORTFOLIOS

Managed by: Ibbotson Associates Advisors, LLC ("Ibbotson")

ALLOCATION GROWTH
ALLOCATION MODERATE GROWTH
ALLOCATION MODERATE
ALLOCATION BALANCED



SEASONS STRATEGIES

Managed by: AIG SAAMCo, Janus, Lord Abbett, Putnam, T. Rowe Price, Wellington Management

GROWTH STRATEGY                     (which invests in Stock Portfolio, Asset Allocation:
                                    Diversified Growth Portfolio and Multi-Managed Growth
                                    Portfolio)

MODERATE GROWTH STRATEGY            (which invests in Stock Portfolio, Asset Allocation:
                                    Diversified Growth Portfolio and Multi-Managed Moderate
                                    Growth Portfolio)

BALANCED GROWTH STRATEGY            (which invests in Stock Portfolio, Asset Allocation:
                                    Diversified Growth Portfolio and Multi-Managed Income/Equity
                                    Portfolio)

CONSERVATIVE GROWTH STRATEGY        (which invests in Stock Portfolio, Asset Allocation:
                                    Diversified Growth Portfolio and Multi-Managed Income
                                    Portfolio)

SELECT PORTFOLIOS
The Select Portfolios each have a distinct investment objective, utilizing a disciplined investing style to achieve its objective. Each Select Portfolio invests in an Underlying Fund of the Seasons Series Trust. Except for the Cash Management Variable Portfolio, each Select Portfolio is multi-managed by a team of three subadvisers. One component of each Select Portfolio invests in a passively managed component that tracks a particular target index or subset of an index. The other two components are actively managed with the exception of the Diversified Fixed Income and Strategic Fixed Income Portfolios which do not have a passively managed component but three components which are all actively managed. The passively managed component of each Select Portfolio is intended to balance some of the risks associated with an actively traded portfolio. Please see the attached Seasons Series Trust prospectus for additional information regarding the management of the Select Portfolios.

FOCUSED PORTFOLIOS

Each multi-managed Focused Portfolio offers you at least three different professional managers. Each professional manager advises a separate portion of the Focused Portfolio. Each manager actively selects a limited number of stocks that represent their best stock selections. This approach to investing results in a more concentrated portfolio, which will be less diversified than the Select Portfolios, and may be subject to greater market risks.

SEASONS MANAGED ALLOCATION PORTFOLIOS


Each Seasons Managed Allocation Portfolio has a different investment goal and is structured as a "fund-of-funds," which means that it pursues its investment goal by investing its assets in a combination of the Select Portfolios and the Focused Portfolios. A fund-of-funds strategy generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make that selection.


Each Seasons Managed Allocation Portfolio is managed by a professional manager, Ibbotson Associates Advisors, LLC ("Ibbotson"). Ibbotson creates a target allocation annually for each Seasons Managed Allocation Portfolio. The target allocation will reflect the percentage in which a Seasons Managed Allocation Portfolio should invest in the Select and Focused Portfolios. Due to market movements, portfolio management decisions or cash flow consideration, Ibbotson may determine that a Seasons Managed Allocation Portfolio's investments in the Select and Focused Portfolios require adjustments in order to meet its target allocation. Generally, Ibbotson will manage the investments among the Select and Focused Portfolios for each Seasons Managed Allocation Portfolio to match its target allocation and to rebalance assets back to the target allocation, as it deems necessary.

This approach allows the Seasons Managed Allocation Portfolios to offer professional asset management on two levels: 1) the fund management of each underlying Select and Focused Portfolio; and 2) the overlay portfolio management provided by Ibbotson.

Each Seasons Managed Allocation Portfolio can invest in as many as all of the Select and Focused Portfolios. The four Seasons Managed Allocation Portfolios are:

SEASONS MANAGED ALLOCATION PORTFOLIOS    OBJECTIVE                           INVESTMENT STRATEGY
Allocation Growth Portfolio              Long-term capital appreciation      Invest primarily in equity-based
                                                                             portfolios. Designed to provide
                                                                             higher growth potential, while
                                                                             maintaining risk at a reasonable
                                                                             level.
Allocation Moderate Growth Portfolio     Long-term capital appreciation      Focuses on equity investing to
                                                                             help maximize growth potential,
                                                                             but also invests a portion of its
                                                                             assets in the bond market for
                                                                             income.
Allocation Moderate Portfolio            Long-term capital appreciation      Combines equity investing with
                                         and moderate current income         increased exposure to fixed income
                                                                             investing. Designed for investors
                                                                             who want growth, but who are also
                                                                             seeking a moderate level of
                                                                             income.

SEASONS MANAGED ALLOCATION PORTFOLIOS    OBJECTIVE                           INVESTMENT STRATEGY
Allocation Balanced Portfolio            Long-term capital appreciation      Offers the greatest exposure to
                                         and income                          fixed income. Designed for
                                                                             investors who need greater balance
                                                                             of growth potential and current
                                                                             income.

SEASONS STRATEGIES


Each Seasons Strategy has a different investment objective and is a Variable Portfolio of the Separate Account that invests in three Underlying Funds. The Seasons Strategies differ from the other Variable Portfolios because they each invest in more than one Underlying Fund of Seasons Series Trust. The allocation of money among these Underlying Funds varies depending on the objective of the Seasons Strategy. We designed the Seasons Strategies utilizing an asset allocation approach to meet your investment needs over time, considering factors such as your age, goals and risk tolerance. However, each Seasons Strategy is designed to achieve different levels of growth over time.


The three Underlying Funds in which a Seasons Strategy can invest are detailed on the pie chart on the following page. The Underlying Funds comprising the Seasons Strategies may only be purchased by the Seasons Strategies.

The Seasons Strategies use an investment approach based on asset allocation. This approach is achieved by each Seasons Strategy investing in distinct percentages in three specific Underlying Funds. In turn, the Underlying Funds invest in a combination of domestic and international stocks, bonds and cash. The goal for each Seasons Strategy is to have a specified asset mix of stocks, bonds and cash in accordance with the specified objective of the Seasons Strategy and relative to the Underlying Funds in which the Seasons Strategy invests. The stated target asset allocation percentages and the mix of Underlying Funds comprising each Seasons Strategy does not change for the life of the contract. Please read the Seasons Series Trust prospectus which describes in detail the Underlying Funds that comprise each Seasons Strategy.

SEASONS STRATEGY REBALANCING


Each quarter a rebalancing occurs among the Underlying Funds to realign each Seasons Strategy with its distinct percentage investment detailed below in the three Underlying Funds. This rebalancing is designed to help maintain the asset allocation mix for each Seasons Strategy. The pie charts on the following page demonstrate:


     - the asset allocation mix for each Seasons Strategy; and

     - the percentage allocation of each Underlying Fund in which the Seasons Strategy invests.


Before the end of each quarter (or as close to such date as is administratively practicable), your money will be allocated among the various Underlying Funds according to the percentages set forth on the next page. Additionally, within each Multi-Managed Portfolio, your money will be rebalanced among the various components. Rebalancing a Seasons Strategy may involve shifting a portion of assets out of Underlying Funds with higher returns into Underlying Funds with relatively lower returns.


GROWTH STRATEGY                                                     MODERATE GROWTH STRATEGY
    GOAL: Long-term growth of capital, allocating its assets            GOAL: Growth of capital through investments in equities,
primarily to stocks. This Seasons Strategy may be best suited       with a secondary objective of conservation of principal by
for those with longer periods to invest.                            allocating more of its assets to bonds than the Growth
Target Asset Allocation:                                            Strategy. This Seasons Strategy may be best suited for those
    Stocks 80%        Bonds 15%        Cash 5%                      nearing retirement years but still earning income.
                                                                    Target Asset Allocation:
[GROWTH STRATEGY CHART]                                                 Stocks 70%        Bonds 25%        Cash 5%
Stock Portfolio (T Rowe Price) - 25%
Asset Allocation: Diversified Growth Portfolio (Putnam) - 25%       [MODERATE GROWTH CHART]
Multi-Managed Growth Portfolio - 50%                                Stock Portfolio (T Rowe Price) - 20%
  Fixed Income component (Wellington) - 10%                         Asset Allocation: Diversified Growth Portfolio (Putnam) - 25%
  Balanced component (Lord Abbett/AIG SAAMCo) - 10%                 Multi-Managed Moderate Growth Portfolio - 55%
  Aggressive Growth component (AIG SAAMCo) - 10%                      Fixed Income component (Wellington) - 19.8%
  Growth component (Janus) - 20%                                      Balanced component (Lord Abbett/AIG SAAMCo) - 9.9%
                                                                      Aggressive Growth component (AIG SAAMCo) - 9.9%
                                                                      Growth component (Janus) - 15.4%


BALANCED GROWTH STRATEGY                                            CONSERVATIVE GROWTH STRATEGY
    GOAL: Focuses on conservation of principal by investing             GOAL: Capital preservation while maintaining some
in a more balanced weighting of stocks and bonds, with a            potential for growth over the long term. This Seasons
secondary objective of seeking a high total return. This            Strategy may be best suited for those with lower investment
Seasons Strategy may be best suited for those approaching           risk tolerance.
retirement and with less tolerance for investment risk.             Target Asset Allocation:
Target Asset Allocation:                                                Stocks 42%        Bonds 53%        Cash 5%
    Stocks 55%        Bonds 40%        Cash 5%
                                                                    [CONSERVATIVE GROWTH CHART]
[BALANCED GROWTH CHART]                                             Stock Portfolio (T Rowe Price) - 15%
Stock Portfolio (T Rowe Price) - 20%                                Asset Allocation: Diversified Growth Portfolio (Putnam) - 25%
Asset Allocation: Diversified Growth Portfolio (Putnam) - 25%       Multi-Managed Income Portfolio - 60%
Multi-Managed Income/Equity Portfolio - 55%                           Fixed Income component (Wellington) - 45%
  Fixed Income component (Wellington) - 29.7%                         Balanced component (Lord Abbett/AIG SAAMCo) - 10.2%
  Balanced component (Lord Abbett/AIG SAAMCo) - 15.4%                 Growth component (Janus) - 4.8%
  Growth component (Janus) - 9.9%

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS



We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolio or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - INITIAL RATE: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - CURRENT RATE: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - RENEWAL RATE: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to make transfers and Purchase Payments into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Account only accepts initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

If you chose to allocate subsequent Purchase Payments to an active DCA program with a Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will be applicable to that subsequent Purchase Payment. Further, we will begin moving that subsequent Purchase Payment into your target allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days interest prior to the first transfer to the target accounts.

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Accounts, we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Example of DCA Program:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

  ----------------------------------------------------------------------------
  MONTH             ACCUMULATION UNIT                  UNITS PURCHASED
  ----------------------------------------------------------------------------
     1                    $ 7.50                             100
     2                    $ 5.00                             150
     3                    $10.00                              75
     4                    $ 7.50                             100
     5                    $ 5.00                             150
     6                    $ 7.50                             100
  ----------------------------------------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

TRANSFERS DURING THE ACCUMULATION PHASE


Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any Fixed Accounts by telephone, through the Company's website (www.aigsunamerica.com), in writing, by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is received by us in good order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

TRANSFER POLICIES


We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.


We have adopted the following administrative procedures to discourage Short-Term Trading.

We charge for transfers in excess of 15 in any contract year. Currently, the fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

In addition to charging a fee when you exceed 15 transfers as described in the preceding paragraph, all transfer requests in excess of 5 transfers within a rolling six-month look-back period must be submitted by United States Postal Service first-class mail ("U.S. Mail") for twelve months from the date of your 5th transfer request ("Standard U.S. Mail Policy"). For example, if you made a transfer on August 16, 2007 and within the previous six months (from February 17, 2007 forward) you made 5 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2007 must be submitted by U.S. Mail (from August 17, 2007 through August 16, 2008). U.S. Mail includes any U.S. Postal Service delivery method that offers delivery no sooner than U.S. Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.


We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make;
(2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request; and/or (4) terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept preauthorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short- Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.

UNDERLYING FUND FREQUENT TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures. While the Underlying Funds have their own policies and procedures that we may be obligated to enforce, you should assume that any protection you may have against potential harm from Short-Term trading is the protection provided by our Transfer Policies described above.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.


It is likely that most of the investments in the Underlying Funds outside of this contract are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund, as well as the intermediaries (including the Separate Account and the Variable Portfolios), invested in the such Underlying Fund. Further, if an Underlying Fund believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in activities that violate an Underlying Fund's short-term trading policies, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to the percentages given at your last instruction for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

VOTING RIGHTS


The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.


ACCESS TO YOUR MONEY
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You can access money in your contract by making a partial or total withdrawal, and/or by receiving income payments during the Income Phase. SEE INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in good order, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

If you make a total withdrawal, we may also deduct any applicable premium taxes. SEE EXPENSES BELOW.



There are no withdrawal charges associated with this contract.



Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $500. The request for withdrawal must be in writing. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. IN THE EVENT THAT A PROPORTIONATE PARTIAL WITHDRAWAL WOULD CAUSE THE VALUE OF ANY VARIABLE PORTFOLIO OR FIXED ACCOUNT INVESTMENT TO BE LESS THAN $100, WE WILL CONTACT YOU TO OBTAIN ALTERNATE INSTRUCTIONS ON HOW TO STRUCTURE THE WITHDRAWAL.



Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.



We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.



Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age
59 1/2.

The program is not available to everyone. Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. SEE TAXES BELOW for a more detailed explanation.

DEATH BENEFITS
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If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. SEE INCOME OPTIONS BELOW.

You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in good order (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. SEE SPOUSAL CONTINUATION BELOW.


Payments must begin under the selected annuity income option no later than the first anniversary of death for Non-qualified contracts or December 31st of the year following the year of death for IRAs. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an income option.


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

THE COMPANY DOES NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

DEATH BENEFIT OPTIONS

This contract provides a Standard Death Benefit which is automatically included in your contract for no additional fee and optional enhanced death benefits which you may elect for an additional fee.

STANDARD DEATH BENEFIT

If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:

     1. Contract value; or

     2. Net Purchase Payments.

If the contract is issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit is the greater of:

     1. Contract value; or

     2. The lesser of:

        a. Net Purchase Payments; or

        b. 125% of Contract Value.

OPTIONAL ENHANCED DEATH BENEFIT

For an additional fee, you may elect one of the optional death benefits below which can provide greater protection for your beneficiaries. If you elect an optional death benefit, you must choose one of the options listed below at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional death benefit is 0.15% of the average daily ending value of the assets you have allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase on or before the Latest Annuity Date.

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

If the contract is issued prior to your 75th birthday, the death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Net Purchase Payments received after the 75th birthday; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Net Purchase Payments received after the seventh contract anniversary.

The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments since that anniversary.


The Maximum Anniversary Value option can only be elected prior to your 83rd birthday.


The death benefit options on contracts issued before May 1, 2007 would be subject to a different calculation. Please see the Statement of Additional Information for details.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica to the same owner/annuitant are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death.

Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issue your contract.

In order to elect EstatePlus, you must have also elected one of the optional enhanced death benefits described above. You must elect EstatePlus at the time we issue your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

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           CONTRACT YEAR                 ESTATEPLUS                            MAXIMUM
             OF DEATH                    PERCENTAGE                      ESTATEPLUS BENEFIT
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            Years 0 - 4                25% of Earnings              40% of Net Purchase Payments
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            Years 5 - 9                40% of Earnings              65% of Net Purchase Payments*
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             Years 10+                 50% of Earnings              75% of Net Purchase Payments*
      -----------------------------------------------------------------------------------------------

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

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           CONTRACT YEAR                 ESTATEPLUS                            MAXIMUM
             OF DEATH                    PERCENTAGE                      ESTATEPLUS BENEFIT
      -----------------------------------------------------------------------------------------------
        All Contract Years             25% of Earnings              40% of Net Purchase Payments*
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* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please contact your financial representative for information regarding availability.

A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract. If the Continuing Spouse terminates any optional death benefit or dies after the Latest Annuity Date, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original owner ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE DEATH BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THOSE BENEFITS.

EXPENSES
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There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. Please see Appendix C for state-specific expenses.


We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH THE DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the Contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expense is 1.55% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any legitimate cost or expense including supporting distribution. SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

The Separate Account purchases shares of the Variable Portfolios. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. These fees may vary. They are not fixed or specified in your annuity contract, rather the Variable Portfolios are governed by their own boards of trustees.

12B-1 FEES

Underlying Fund shares are subject to a fee of 0.25% imposed under a servicing plan adopted by the Seasons Series Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940, except for the Seasons Managed Allocation Portfolios. The Seasons Managed Allocation Portfolios invest in certain Select and Focused Portfolios, and thus, indirectly bear the expenses of those Underlying Funds including the 12b-1 fees.

FOR MORE DETAILED INFORMATION ON THESE UNDERLYING FUND FEES, REFER TO THE PROSPECTUS FOR THE SEASONS SERIES TRUST.

TRANSFER FEE

Generally, we permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE TRANSFERS DURING THE ACCUMULATION PHASE ABOVE.

OPTIONAL ENHANCED DEATH BENEFIT FEE

The annualized fee for the optional death benefit is 0.15% of the average daily ending net asset value allocated to the Variable Portfolio(s).

OPTIONAL ESTATEPLUS FEE

The annualized fee for the optional EstatePlus is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. We deduct these premium tax charges when you fully surrender your contract or begin the Income Phase. In the future, we may deduct this premium tax at the time you make a Purchase Payment or upon payment of a death benefit. SEE STATE APPENDIX BELOW.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

INCOME OPTIONS
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ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular annuity income payments to you. You may begin the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want annuity income payments to begin. Your annuity date is the first day of the month you select annuity income payments to begin ("Annuity Date"). You may change your Annuity Date, so long as you do so at least seven days before the annuity income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving annuity income payments, you cannot otherwise access your money through a withdrawal or surrender.

We do not pay a death benefit to your Beneficiary once you begin the Income Phase. SEE DEATH BENEFITS ABOVE.


If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.


ANNUITY INCOME OPTIONS

You must contact us to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your income option before beginning the Income Phase. If you elect to receive annuity income payments but do not select an income option, your annuity income payments shall be in accordance with income Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is income Option 3 for a period of 10 years.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive your notification no annuity income option based on the life of the Annuitant may be elected.


INCOME OPTION 1 - LIFE INCOME ANNUITY


This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY


This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED


This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED


This option is similar to Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD


This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since income Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information for a more detailed discussion of the annuity income options.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS


You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity date, your annuity income payments vary depending on the following:

     - for life options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

TAXES
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NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-qualified contract. A Non-qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.


AGGREGATION OF CONTRACTS


All Non-Qualified Contracts that are issued by us (or our affiliates) to you during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other purchase payments and earnings in the contract. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age
       59 1/2, whichever is later;

     - under an immediate annuity contract;

     - which are attributable to Purchase Payments made prior to August 14, 1982.


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(B) ELIGIBLE DEFERRED COMPENSATION PLANS)


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;


     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);



     - for payment of health insurance if you are unemployed and meet certain requirements;



     - distributions from IRAs for higher education expenses;



     - distributions from IRAs for first home purchases;


     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. Transfer among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities. The Department of the Treasury published proposed 403(b) regulations on November 16, 2004. These Treasury regulations, when issued in final form, could affect or limit contractual rights, including but not limited to the right to transfer amounts to another provider. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the Contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the Contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the Contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the Contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the Contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.

MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 will require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non- qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

OTHER INFORMATION
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AIG SUNAMERICA LIFE

The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Circumstances affecting AIG can have an impact on the Company. For example, downgrades or other ratings actions taken by the major rating agencies with respect to AIG can result in corresponding downgrades and ratings actions being taken with respect to the Company's ratings.


THE DISTRIBUTOR


AIG SunAmerica Capital Services, Inc., ("Distributor") located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. The Distributor, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are retained in connection with the distribution of the contracts.

THE SEPARATE ACCOUNT

The Company established the Separate Account, Variable Annuity Account Five, under Arizona law on July 8, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.


You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these benefits through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.


THE GENERAL ACCOUNT

Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.


The Company has a support agreement in effect between the Company and its ultimate parent company, AIG. See AIG SUPPORT AGREEMENT below and the Statement of Additional Information for more information regarding this arrangement.

PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT


PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and the Distributor. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 2.50% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually. The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program.

ADDITIONAL CASH COMPENSATION. We may pay selling firms support fees in the form of additional cash compensation. These payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us or a flat fee. These payments may be consideration for, among other things, product placement/preference, greater access to train and educate the selling firm's registered representatives about our products, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our products. The amount of these fees may be tied to the anticipated level of our access in that selling firm. We enter into such arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms. We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from the fees and charges collected under the contract.

NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and NASD rules.

Commissions and other support fees may influence the way that a selling firm and its registered representatives market the contract and service customers who purchase the contract, and may influence the selling firm and its registered representatives to present this contract over others available in the market place. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST.


PAYMENTS WE RECEIVE


We may directly or indirectly receive payments from the Trust's investment adviser and/or subadvisers (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. We generally receive three kinds of payments.


RULE 12B-1 FEES. We receive 12b-1 fees of 0.25% of the average daily assets of the Underlying Funds in the Contracts from the Trust. These fees are deducted directly from the assets of the Underlying Funds. Please see EXPENSES above.


ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation from the Trust's investment adviser, AIG SAAMCo, our affiliate, related to the availability of the Underlying Funds in the contract. These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds. Contract owners, through their indirect investment in the Trust, bear the costs of these investment management fees. Such amounts are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain subadvisers (or affiliates thereof) may help offset the costs we incur for training to support sales of the Underlying Funds in the contract. These amounts may provide such subadvisers access to national and regional sales conferences attended by our employees and registered representatives. In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment adviser and subadvisers (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

Along with other companies, the Company has received subpoenas for information in connection with an ongoing investigation by the Securities & Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt issuances. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.

On February 9, 2006, AIG announced that it had reached a resolution of claims and matters under investigation with the DOJ, the SEC, the Office of the New York Attorney General and the New York State Department of Insurance ("NYAG and DOI"). The settlements resolved outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts. The Company expects permanent permission to be forthcoming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that permanent permission will be granted, however. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company and its subsidiaries, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of the Company.

FINANCIAL STATEMENTS

AIG SUPPORT AGREEMENT

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

WHERE YOU CAN FIND MORE INFORMATION

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus.

The consolidated financial statements, the financial statement schedules and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control over Financial Reporting) incorporated in this prospectus by reference to the Annual Report on Form 10-K of AIG for the fiscal year ended December 31, 2006 have been so incorporated in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

AIG is subject to the informational requirements of the Exchange Act. AIG files reports and other information with the SEC to meet those requirements. AIG files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and AIG's website at http://www.aig.com. You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

AIG SunAmerica Life Assurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-SUN2

The financial statements of the Company and the Separate Account can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at (800) 445-SUN2.

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

TABLE OF CONTENTS OF

STATEMENT OF ADDITIONAL INFORMATION
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Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.


Separate Account............................................    3
General Account.............................................    3
Support Agreement Between the Company and AIG...............    4
Performance Data............................................    4
Annuity Income Payments.....................................    6
Annuity Unit Values.........................................    6
Death Benefit Options for Contracts Issued Before May 1,
  2007......................................................    9
Death Benefits Following Spousal Continuation for Contracts
  Issued Before May 1, 2007.................................   10
Taxes.......................................................   13
Distribution of Contracts...................................   21
Financial Statements........................................   21

APPENDIX A - DEATH BENEFITS FOLLOWING

SPOUSAL CONTINUATION
--------------------------------------------------------------------------------


The following details the death benefit options and EstatePlus benefit payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original owner of the contract, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.


Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

The term "Continuation Net Purchase Payment" is used frequently in describing the death benefit payable upon a spousal continuation. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, the Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution, if any.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

A.  DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

1. STANDARD DEATH BENEFIT

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greater of:

     a. Contract value; or

     b. Continuation Net Purchase Payments.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:

     a. Contract value; or

     b. The lesser of:

        (1) Continuation Net Purchase Payments; or

        (2) 125% of the contract value.

If the Continuing Spouse is age 86 and older on the Continuation Date, the death benefit is equal to the contract value.

2. PURCHASE PAYMENT ACCUMULATION OPTION

If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:

     a. Contract value; or

     b. Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received after the Continuing Spouse's 75th birthday; or

     c. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments received after the seventh contract anniversary.

If the Continuing Spouse is age 75-82 on the Continuation Date, the death benefit will be the greatest of:

     a. Contract value; or

     b. Continuation Net Purchase Payments; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the fee for the Purchase Payment Accumulation option will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the fee for the Purchase Payment Accumulation option will no longer be deducted as of the Continuation Date.

3. MAXIMUM ANNIVERSARY VALUE OPTION

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

     a. Contract value; or

     b. Continuation Net Purchase Payments; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit described above and the fee for the Maximum Anniversary Value option will no longer be deducted as of the Continuation Date.


If the Continuing Spouse is age 86 and older on the Continuation Date, the death benefit is equal to contract value.


Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before May 1, 2007.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

B.  THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus benefit is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary Value option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:

--------------------------------------------------------------------------------------------
                             ESTATEPLUS
CONTRACT YEAR OF DEATH       PERCENTAGE                 MAXIMUM ESTATEPLUS BENEFIT
--------------------------------------------------------------------------------------------
       Years 0-4          25% of Earnings       40% of Continuation Net Purchase Payments
--------------------------------------------------------------------------------------------
       Years 5-9          40% of Earnings       65% of Continuation Net Purchase Payments*
--------------------------------------------------------------------------------------------
       Years 10+          50% of Earnings       75% of Continuation Net Purchase Payments*
--------------------------------------------------------------------------------------------

On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:

------------------------------------------------------------------------------------------
                            ESTATEPLUS
CONTRACT YEAR OF DEATH      PERCENTAGE                MAXIMUM ESTATEPLUS BENEFIT
------------------------------------------------------------------------------------------
  All Contract Years      25% of Earnings     40% of Continuation Net Purchase Payments*
------------------------------------------------------------------------------------------

* PURCHASE PAYMENTS RECEIVED AFTER THE 5TH ANNIVERSARY OF THE CONTINUATION DATE MUST REMAIN IN THE CONTRACT FOR AT LEAST 6 FULL MONTHS TO BE INCLUDED AS PART OF THE CONTINUATION NET PURCHASE PAYMENTS FOR THE PURPOSE OF THE MAXIMUM ESTATEPLUS PERCENTAGE CALCULATION.


What is the Contract Year of Death?


Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the tables above.


What is the EstatePlus Percentage?


We determine the EstatePlus benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earning in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where:

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).


What is the Maximum EstatePlus Amount?


The EstatePlus Benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

APPENDIX B - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

SEASONS SERIES TRUST -- CLASS 3 SHARES


                                                                 FISCAL    FISCAL    FISCAL     FISCAL
                                                                  YEAR      YEAR      YEAR       YEAR
                                                  INCEPTION TO    ENDED     ENDED     ENDED     ENDED
                   STRATEGIES                       4/30/03      4/30/04   4/30/05   4/30/06   4/30/07
------------------------------------------------  ------------   -------   -------   -------   --------
-------------------------------------------------------------------------------------------------------
Growth (Inception Date: 11/11/02)
  Beginning AUV.................................  (a)  $12.308   $12.813   $14.953   $15.652   $ 17.966
                                                  (b)  $12.308   $12.565   $14.510   $15.130   $ 17.298
  Ending AUV....................................  (a)  $12.813   $14.953   $15.652   $17.966   $ 19.820
                                                  (b)  $12.565   $14.510   $15.130   $17.298   $ 19.007
  Ending Number of AUs..........................  (a)      290    26,908    35,597    33,675     31,161
                                                  (b)        8    21,268    34,963    37,457     32,008
-------------------------------------------------------------------------------------------------------
Moderate Growth (Inception Date: 11/11/02)
  Beginning AUV.................................  (a)  $12.319   $12.820   $14.673   $15.284   $ 17.231
                                                  (b)  $12.319   $12.576   $14.340   $14.873   $ 16.701
  Ending AUV....................................  (a)  $12.820   $14.673   $15.284   $17.231   $ 18.915
                                                  (b)  $12.576   $14.340   $14.873   $16.701   $ 18.260
  Ending Number of AUs..........................  (a)      874    64,203    90,750    81,064     59,681
                                                  (b)        8    21,756    26,869    41,749     29,715
-------------------------------------------------------------------------------------------------------
Balanced Growth (Inception Date: 11/11/02)
  Beginning AUV.................................  (a)  $12.364   $12.839   $14.323   $14.940   $ 16.331
                                                  (b)  $12.364   $12.679   $14.090   $14.636   $ 15.934
  Ending AUV....................................  (a)  $12.839   $14.323   $14.940   $16.331   $ 17.819
                                                  (b)  $12.679   $14.090   $14.636   $15.934   $ 17.317
  Ending Number of AUs..........................  (a)   17,239   139,718   189,325   177,442    142,323
                                                  (b)    9,352   335,914   308,555   293,408    268,919
-------------------------------------------------------------------------------------------------------
Conservative Growth (Inception Date: 11/11/02)
  Beginning AUV.................................  (a)  $12.623   $13.132   $14.310   $14.870   $ 15.906
                                                  (b)  $12.623   $12.880   $13.940   $14.430   $ 15.374
  Ending AUV....................................  (a)  $13.132   $14.310   $14.870   $15.906   $ 17.234
                                                  (b)  $12.880   $13.940   $14.430   $15.374   $ 16.591
  Ending Number of AUs..........................  (a)    1,694   243,545   395,386   388,490    282,101
                                                  (b)        8    71,795    76,360   104,231     87,110
-------------------------------------------------------------------------------------------------------


     (a) Without election of Enhanced Death Benefit and EstatePlus.
     (b) With election of Enhanced Death Benefit and EstatePlus.
        AUV - Accumulation Unit Value
        AU - Accumulation Units

                                                                 FISCAL    FISCAL    FISCAL     FISCAL
                                                                  YEAR      YEAR      YEAR       YEAR
                                                  INCEPTION TO    ENDED     ENDED     ENDED     ENDED
               FOCUSED PORTFOLIOS                   4/30/03      4/30/04   4/30/05   4/30/06   4/30/07
------------------------------------------------  ------------   -------   -------   -------   --------
-------------------------------------------------------------------------------------------------------
Focus Growth (Inception Date: 11/11/02)
  Beginning AUV.................................  (a)  $ 5.332   $ 5.591   $ 7.142   $ 6.789   $  8.084
                                                  (b)  $ 5.332   $ 5.492   $ 6.920   $ 6.553   $  7.772
  Ending AUV....................................  (a)  $ 5.591   $ 7.142   $ 6.789   $ 8.084   $  8.312
                                                  (b)  $ 5.492   $ 6.920   $ 6.553   $ 7.772   $  7.958
  Ending Number of AUs..........................  (a)       19    67,762    74,185   119,512    139,829
                                                  (b)       19    24,012    29,007    13,692      9,162
-------------------------------------------------------------------------------------------------------
Focus Growth & Income (Inception Date: 11/11/02)
  Beginning AUV.................................  (a)  $ 6.971   $ 7.473   $ 9.029   $ 9.066   $ 10.456
                                                  (b)  $ 6.971   $ 7.343   $ 8.800   $ 8.804   $ 10.113
  Ending AUV....................................  (a)  $ 7.473   $ 9.029   $ 9.066   $10.456   $ 11.769
                                                  (b)  $ 7.343   $ 8.800   $ 8.804   $10.113   $ 11.337
  Ending Number of AUs..........................  (a)    9,721    82,642   128,711   154,036    150,611
                                                  (b)       15    44,389    47,050    24,939     11,131
-------------------------------------------------------------------------------------------------------
Focus Value (Inception Date: 11/11/02)
  Beginning AUV.................................  (a)  $ 8.438   $ 9.367   $12.177   $13.429   $ 15.963
                                                  (b)  $ 8.438   $ 9.227   $11.900   $13.071   $ 15.475
  Ending AUV....................................  (a)  $ 9.367   $12.177   $13.429   $15.963   $ 19.272
                                                  (b)  $ 9.227   $11.900   $13.071   $15.475   $ 18.609
  Ending Number of AUs..........................  (a)    1,339    47,852   112,865   124,210    128,186
                                                  (b)       12     8,150    16,250    16,823     16,940
-------------------------------------------------------------------------------------------------------
Focus TechNet (Inception Date: 11/11/02)
  Beginning AUV.................................  (a)  $ 2.414   $ 2.808   $ 4.290   $ 4.131   $  5.361
                                                  (b)  $ 2.414   $ 2.769   $ 4.190   $ 4.019   $  5.194
  Ending AUV....................................  (a)  $ 2.808   $ 4.290   $ 4.131   $ 5.361   $  5.240
                                                  (b)  $ 2.769   $ 4.190   $ 4.019   $ 5.194   $  5.057
  Ending Number of AUs..........................  (a)       43    65,021    70,074    89,010    101,136
                                                  (b)       42     9,849    13,012     9,006      4,271
-------------------------------------------------------------------------------------------------------


     (a) Without election of Enhanced Death Benefit and EstatePlus.
     (b) With election of Enhanced Death Benefit and EstatePlus.
        AUV - Accumulation Unit Value
        AU - Accumulation Units

                                                                 FISCAL    FISCAL    FISCAL     FISCAL
                                                                  YEAR      YEAR      YEAR       YEAR
                                                  INCEPTION TO    ENDED     ENDED     ENDED     ENDED
               SELECT PORTFOLIOS                    4/30/03      4/30/04   4/30/05   4/30/06   4/30/07
------------------------------------------------  ------------   -------   -------   -------   --------
-------------------------------------------------------------------------------------------------------
Large-Cap Growth (Inception Date: 11/11/02)
  Beginning AUV.................................  (a)  $ 6.583   $ 6.815   $ 8.090   $ 8.355   $  9.521
                                                  (b)  $ 6.583   $ 6.726   $ 7.950   $ 8.180   $  9.283
  Ending AUV....................................  (a)  $ 6.815   $ 8.090   $ 8.355   $ 9.521   $ 10.276
                                                  (b)  $ 6.726   $ 7.950   $ 8.180   $ 9.283   $  9.980
  Ending Number of AUs..........................  (a)    3,638    54,280   101,826   159,452    143,674
                                                  (b)    3,614    26,070    41,806    51,778     42,035
-------------------------------------------------------------------------------------------------------
Large-Cap Composite (Inception Date: 11/11/02)
  Beginning AUV.................................  (a)  $ 7.195   $ 7.455   $ 8.805   $ 9.140   $ 10.258
                                                  (b)  $ 7.195   $ 7.328   $ 8.580   $ 8.869   $  9.914
  Ending AUV....................................  (a)  $ 7.455   $ 8.805   $ 9.140   $10.258   $ 11.541
                                                  (b)  $ 7.328   $ 8.580   $ 8.869   $ 9.914   $ 11.110
  Ending Number of AUs..........................  (a)      281    30,328    37,267    65,473     38,192
                                                  (b)       14     8,963    22,448    22,441     16,683
-------------------------------------------------------------------------------------------------------
Large-Cap Value (Inception Date: 11/11/02)
  Beginning AUV.................................  (a)  $ 8.760   $ 9.217   $11.357   $12.175   $ 14.015
                                                  (b)  $ 8.760   $ 9.102   $11.170   $11.926   $ 13.674
  Ending AUV....................................  (a)  $ 9.217   $11.357   $12.175   $14.015   $ 16.145
                                                  (b)  $ 9.102   $11.170   $11.926   $13.674   $ 15.690
  Ending Number of AUs..........................  (a)    2,728    40,668   120,273   131,900    103,839
                                                  (b)    2,691    23,298    46,965    51,959     44,140
-------------------------------------------------------------------------------------------------------
Mid-Cap Growth (Inception Date: 11/11/02)
  Beginning AUV.................................  (a)  $ 9.521   $10.282   $13.764   $13.969   $ 18.136
                                                  (b)  $ 9.521   $10.144   $13.530   $13.670   $ 17.677
  Ending AUV....................................  (a)  $10.282   $13.764   $13.969   $18.136   $ 19.573
                                                  (b)  $10.144   $13.530   $13.670   $17.677   $ 19.001
  Ending Number of AUs..........................  (a)    3,501    34,881    63,481    97,635     75,101
                                                  (b)      688    12,457    13,599    18,504     13,190
-------------------------------------------------------------------------------------------------------
Mid-Cap Value (Inception Date: 11/11/02)
  Beginning AUV.................................  (a)  $11.872   $12.418   $16.248   $18.574   $ 22.183
                                                  (b)  $11.872   $12.206   $15.900   $18.099   $ 21.530
  Ending AUV....................................  (a)  $12.418   $16.248   $18.574   $22.183   $ 25.800
                                                  (b)  $12.206   $15.900   $18.099   $21.530   $ 24.940
  Ending Number of AUs..........................  (a)    3,525    34,190    70,349   116,441     85,997
                                                  (b)        9    10,198    20,526    23,798     20,008
-------------------------------------------------------------------------------------------------------
Small-Cap (Inception Date: 11/11/02)
  Beginning AUV.................................  (a)  $ 7.663   $ 8.127   $10.404   $10.349   $ 12.840
                                                  (b)  $ 7.663   $ 7,996   $10.190   $10.090   $ 12.470
  Ending AUV....................................  (a)  $ 8.127   $10.404   $10.349   $12.840   $ 13.749
                                                  (b)  $ 7.996   $10.190   $10.090   $12.470   $ 13.299
  Ending Number of AUs..........................  (a)    3,095    40,655    87,477   138,109    100,853
                                                  (b)       13    15,575    19,773    23,110     14,423
-------------------------------------------------------------------------------------------------------


     (a) Without election of Enhanced Death Benefit and EstatePlus.
     (b) With election of Enhanced Death Benefit and EstatePlus.
        AUV - Accumulation Unit Value
        AU - Accumulation Units

                                                                 FISCAL    FISCAL    FISCAL     FISCAL
                                                                  YEAR      YEAR      YEAR       YEAR
                                                  INCEPTION TO    ENDED     ENDED     ENDED     ENDED
               SELECT PORTFOLIOS                    4/30/03      4/30/04   4/30/05   4/30/06   4/30/07
------------------------------------------------  ------------   -------   -------   -------   --------
-------------------------------------------------------------------------------------------------------
International Equity (Inception Date: 11/11/02)
  Beginning AUV.................................  (a)  $ 5.883   $ 5.824   $ 7.769   $ 8.524   $ 11.278
                                                  (b)  $ 5.883   $ 5.760   $ 7.680   $ 8.387   $ 11.053
  Ending AUV....................................  (a)  $ 5.824   $ 7.769   $ 8.524   $11.278   $ 12.877
                                                  (b)  $ 5.760   $ 7.680   $ 8.387   $11.053   $ 12.570
  Ending Number of AUs..........................  (a)    8,801    48,382   133,471   234,120    198,367
                                                  (b)    1,344    13,618    46,634    47,077     29,966
-------------------------------------------------------------------------------------------------------
Diversified Fixed Income (Inception Date: 11/11/02)
  Beginning AUV.................................  (a)  $11.163   $11.416   $11.337   $11.654   $ 11.409
                                                  (b)  $11.163   $11.402   $11.280   $11.549   $ 11.260
  Ending AUV....................................  (a)  $11.416   $11.337   $11.654   $11.409   $ 11.963
                                                  (b)  $11.402   $11.280   $11.549   $11.260   $ 11.761
  Ending Number of AUs..........................  (a)   96,751   254,913   248,662   315,237    190,880
                                                  (b)   18,070    57,105   128,716   124,953     98,514
-------------------------------------------------------------------------------------------------------
Strategic Fixed Income (Inception Date: 02/14/05)
  Beginning AUV.................................  (a)      N/A       N/A   $10.000   $ 9.667   $ 10.202
                                                  (b)      N/A       N/A   $10.000   $ 9.655   $ 10.147
  Ending AUV....................................  (a)      N/A       N/A   $ 9.667   $10.202   $ 10.944
                                                  (b)      N/A       N/A   $ 9.655   $10.147   $ 10.842
  Ending Number of AUs..........................  (a)      N/A       N/A    22,169    75,945    106,555
                                                  (b)      N/A       N/A    15,548    18,674     67,372
-------------------------------------------------------------------------------------------------------
Cash Management (Inception Date: 11/11/02)
  Beginning AUV.................................  (a)  $10.819   $10.749   $10.558   $10.489   $ 10.647
                                                  (b)  $10.819   $10.736   $10.520   $10.414   $ 10.528
  Ending AUV....................................  (a)  $10.749   $10.558   $10.489   $10.647   $ 10.963
                                                  (b)  $10.736   $10.520   $10.414   $10.528   $ 10.798
  Ending Number of AUs..........................  (a)      275   152,762    96,110    81,373    466,902
                                                  (b)   17,724    10,798    16,747    31,374     22,491
-------------------------------------------------------------------------------------------------------


     (a) Without election of Enhanced Death Benefit and EstatePlus.
     (b) With election of Enhanced Death Benefit and EstatePlus.
        AUV - Accumulation Unit Value
        AU - Accumulation Units

                                                                           FISCAL
                                                     FISCAL      FISCAL    PERIOD    FISCAL     FISCAL
                                                      YEAR        YEAR     2/14/05    YEAR       YEAR
                                                     ENDED        ENDED    THROUGH    ENDED     ENDED
     SEASONS MANAGED ALLOCATION PORTFOLIOS          4/30/03      4/30/04   4/30/05   4/30/06   4/30/07
------------------------------------------------  ------------   -------   -------   -------   --------
-------------------------------------------------------------------------------------------------------
Allocation Moderate (Inception Date: 02/14/05)
  Beginning AUV.................................  (a)      N/A       N/A   $10.000   $ 9.688   $ 10.947
                                                  (b)      N/A       N/A   $10.000   $ 9.680   $ 10.896
  Ending AUV....................................  (a)      N/A       N/A   $ 9.688   $10.947   $ 12.001
                                                  (b)      N/A       N/A   $ 9.680   $10.896   $ 11.898
  Ending Number of AU...........................  (a)      N/A       N/A    23,580   197,960    302,054
                                                  (b)      N/A       N/A     9,455    30,546     61,109
-------------------------------------------------------------------------------------------------------
Allocation Moderate Growth (Inception Date: 02/14/05)
  Beginning AUV.................................  (a)      N/A       N/A   $10.000   $ 9.635   $ 11.203
                                                  (b)      N/A       N/A   $10.000   $ 9.627   $ 11.149
  Ending AUV....................................  (a)      N/A       N/A   $ 9.635   $11.203   $ 12.377
                                                  (b)      N/A       N/A   $ 9.627   $11.149   $ 12.268
  Ending Number of AU...........................  (a)      N/A       N/A    13,117   113,453    128,156
                                                  (b)      N/A       N/A    15,772    42,278     70,511
-------------------------------------------------------------------------------------------------------
Allocation Growth (Inception Date: 02/14/05)
  Beginning AUV.................................  (a)      N/A       N/A   $10.000   $ 9.573   $ 11.480
                                                  (b)      N/A       N/A   $10.000   $ 9.565   $ 11.427
  Ending AUV....................................  (a)      N/A       N/A   $ 9.573   $11.480   $ 12.784
                                                  (b)      N/A       N/A   $ 9.565   $11.427   $ 12.674
  Ending Number of AU...........................  (a)      N/A       N/A    57,781    58,308     81,797
                                                  (b)      N/A       N/A        21    12,792     56,535
-------------------------------------------------------------------------------------------------------
Allocation Balanced (Inception Date: 02/14/05)
  Beginning AUV.................................  (a)      N/A       N/A   $10.000   $ 9.746   $ 10.674
                                                  (b)      N/A       N/A   $10.000   $ 9.738   $ 10.623
  Ending AUV....................................  (a)      N/A       N/A   $ 9.746   $10.674   $ 11.584
                                                  (b)      N/A       N/A   $ 9.738   $10.623   $ 11.482
  Ending Number of AU...........................  (a)      N/A       N/A     2,497   132,039    259,166
                                                  (b)      N/A       N/A    63,733   127,474    206,424
-------------------------------------------------------------------------------------------------------


     (a) Without election of Enhanced Death Benefit and EstatePlus.
     (b) With election of Enhanced Death Benefit and EstatePlus.
        AUV - Accumulation Unit Value
        AU - Accumulation Units

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                  AND BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
      PROSPECTUS PROVISION                         AVAILABILITY OR VARIATION                         STATES
------------------------------------------------------------------------------------------------------------------
 Transfer Privilege                Any transfer over the limit of 15 will incur a $10          Pennsylvania
                                   transfer fee.                                               Texas
------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in Arizona and are age 65 or older on your    Arizona
                                   Contract Date, the Free Look period is 30 days
------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in California and are age 60 or older on      California
                                   your Contract Date, the Free Look period is 30 days.
------------------------------------------------------------------------------------------------------------------
 Death Benefits                    The standard death benefit is only available to contract    Washington
                                   owners or continuing spouses who are age 82 and younger.
                                   The Purchase Payment Accumulation Option death benefit is
                                   not available.
------------------------------------------------------------------------------------------------------------------
 Systematic Withdrawal             Minimum withdrawal amount is $100 per withdrawal or the     Oregon
                                   penalty free withdrawal amount.
------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We do not deduct premium tax charges when you surrender     New Mexico
                                   your contract or begin the Income Phase.                    Texas
                                                                                               Washington
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Seasons Advisor(II) Variable Annuity Statement of Additional Information to:

             (Please print or type and fill in all information.)

        ----------------------------------------------------------------
        Name

        ----------------------------------------------------------------
        Address

        ----------------------------------------------------------------
        City/State/Zip

Date:                                 Signed:
-----------------------------------   -----------------------------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION

         FIXED AND VARIABLE GROUP DEFERRED ANNUITY CONTRACTS ISSUED BY
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                         VARIABLE ANNUITY ACCOUNT FIVE
                      SEASONS ADVISOR II VARIABLE ANNUITY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated July 30, 2007, relating to the annuity contracts described above, a copy of which may be obtained without charge by calling
(800) 445-SUN2 or by written request addressed to:


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                  PO. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299


     THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS JULY 30, 2007.

                                TABLE OF CONTENTS

Separate Account.......................................     3
General Account........................................     3
Support Agreement Between the Company and AIG..........     4
Performance Data.......................................     4
Annuity Income Payments................................     6
Annuity Unit Values....................................     6
Death Benefit Options for Contracts Issued Before
  May 1, 2007..........................................     9
Death Benefits Following Spousal Continuation for
  Contracts Issued Before May 1, 2007..................    10
Taxes..................................................    13
Distribution of Contracts .............................    21
Financial Statements ..................................    21

                                SEPARATE ACCOUNT

Variable Annuity Account Five (the "Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") on July 8, 1996 pursuant to the provisions of Arizona law, as a segregated asset account of the Company. Anchor National has since redomesticated to Arizona. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company (the "Company"). This was a name change only and did not affect the substance of any contract. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct.

Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account is divided into Select Portfolios, Focused Portfolios, Seasons Managed Allocation Portfolios and Seasons Strategies ("Variable Portfolios"), with the assets of each Variable Portfolios invested in the shares of one or more underlying investment portfolios. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the underlying investment portfolios. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the underlying investment portfolios, and are also reduced by Separate Account charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying investment portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).

                                 GENERAL ACCOUNT

The General Account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the fixed and/or DCA fixed account(s) of various available periods offered in connection with the general account, as elected by the owner purchasing a contract. Assets supporting amounts allocated to a fixed investment option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                 SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG


The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG on behalf of the Company.


                                PERFORMANCE DATA

From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of Seasons Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

The Separate Account may advertise "total return" data for its SELECT PORTFOLIOS (including the Cash Management Portfolio), FOCUSED PORTFOLIOS and STRATEGIES from the inception of the Separate Account. Total return figures are based on historical data and are not intended to indicate future performance. The "total return" for a Variable Portfolios is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a contract funded by that Variable Portfolios made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.)

CASH MANAGEMENT PORTFOLIO


Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                       Base Period Return = (EV - SV)/(SV)

      where:

       SV = value of one Accumulation Unit at the start of a 7 day period

       EV = value of one Accumulation Unit at the end of the 7 day period

The value of the Accumulation Unit at the end of the period (EV) is determined by (1) adding, to the value of the Accumulation Unit at the beginning of the period (SV), the investment income from the underlying fund attributed to the Accumulation Unit over the period, and (2) subtracting, from the result, the portion of the annual mortality and expense risk and distribution expense charges allocable to the 7 day period (obtained by multiplying the annually-based charges by the fraction 7/365).

The current yield is then obtained by annualizing the Base Period Return:

                 Current Yield = (Base Period Return) x (365/7)

The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

    Effective Yield = [(Base Period Return + 1) TO THE POWER OF (365/7 - 1)]

The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

Other Variable Portfolios

The Variable Portfolios of the Separate Account compute their performance data as "total return."

Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                        P (1 + T) TO THE POWER OF n = ERV

   where:

   P = a hypothetical initial payment of $1,000

   T = average annual total return

   n = number of years

 ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the period (or fractional portion thereof)

The total return figures reflect the effect of recurring charges. Total return figures are derived from historical data and are not intended to be a projection of future performance. Variable Annuity Account Five also funds five other contracts (Seasons, Seasons Select, Seasons Select II, Seasons Advisor and Seasons Triple Elite) which have been in existence longer than the Seasons Advisor II Variable Annuity. The STRATEGIES in Seasons Advisor II are also available in the Seasons, Seasons Select, Seasons Select II, Seasons Advisor and Seasons Triple Elite contracts and have been since April 15, 1997. The SELECT PORTFOLIOS have been available since March 1, 1999 and the FOCUSED PORTFOLIOS since July 5, 2000 in the Seasons Select contract. The one year and since inception numbers for the STRATEGIES and PORTFOLIOS are based on Seasons Advisor historical data (which is adjusted for the fees and charges applicable to Seasons Advisor II) and represent adjusted actual performance of the Separate Account.

                            ANNUITY INCOME PAYMENTS


INITIAL MONTHLY ANNUITY INCOME PAYMENT


The initial annuity income payment is determined by taking the contract value, less any premium tax, and then applying it to the annuity table specified in the contract. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.


The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.


SUBSEQUENT MONTHLY PAYMENTS

For a fixed annuity, the amount of the second and each subsequent monthly annuity income payment is the same as that determined above for the first monthly payment.

The amount of the second and each subsequent monthly variable annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit Value as of the day preceding the date on which each annuity income payment is due.



                               ANNUITY UNIT VALUES


The value of an Annuity Unit is determined independently for each Variable Portfolios. The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolios exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolios will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity income payments to increase (or not to decrease).


The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity income payment will vary accordingly.

For each Variable Portfolios, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of Variable Portfolios from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolios for a certain month is determined by dividing (a) by (b) where:

(a) is the Accumulation Unit value of the Variable Portfolios determined as of the end of that month, and

(b) is the Accumulation Unit value of the Variable Portfolios determined as of the end of the preceding month.

The NIF for a Variable Portfolios for a given month is a measure of the net investment performance of the Variable Portfolios from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change; a NIF greater than 1.000 results from an increase; and a NIF less than 1.000 results from a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases) respectively in the value of the shares of the underlying investment portfolios in which the Variable Portfolios invests; it is also reduced by Separate Account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                      NIF = ($11.46/$11.44)
                          = 1.00174825

ILLUSTRATIVE EXAMPLE

The change in Annuity Unit value for a Variable Portfolios from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolios for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolios (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                   1/[(1.035) Exponent (1/12)] = 0.99713732

In the example given above, if the Annuity Unit value for the Variable Portfolios was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213


To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.



The NIF measures the performance of the funds that are the basis for the amount of future annuity income payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF)/(1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

Illustrative Example

Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolios. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's Account Value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolios on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity income payment date is $13.327695.

P's first variable annuity income payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly annuity income payments for each $1,000 of applied contract value, P's first variable annuity income payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

            First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                Annuity Units = $630.95/$13.256932 = 47.593968

P's second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

               Second Payment = 47.593968 x $13.327695 = $634.32


The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.



Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolios on the Annuity Date and thus reflects the investment performance of the Variable Portfolios net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolios). The net investment performance of the Variable Portfolios during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.

         DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED BEFORE MAY 1, 2007

The following details the Death Benefit Options for Contracts issued before May 1, 2007.

STANDARD DEATH BENEFIT

If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:

        1. Contract value; or

        2. Net Purchase Payments.

If the contract is issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit is the greater of:

        1. Contract value; or

        2. The lesser of:

               a. Net Purchase Payments; or

               b. 125% of Contract Value.

OPTIONAL ENHANCED DEATH BENEFIT

For an additional fee, you may elect one of the optional death benefits below which can provide greater protection for your beneficiaries. If you elect an optional death benefit, you must choose one of the options listed below at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional death benefit is 0.15% of the average daily ending value of the assets you have allocated to the Variable Portfolios.

OPTION 1 -- PURCHASE PAYMENT ACCUMULATION OPTION

If the contract is issued prior to your 75th birthday, the death benefit is the greatest of:

        1. Contract value; or

        2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Net Purchase Payments received after the 75th birthday; or

        3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Net Purchase Payments received after the seventh contract anniversary.

The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.

OPTION 2 -- MAXIMUM ANNIVERSARY VALUE OPTION

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

        1. Contract value; or

        2. Net Purchase Payments; or

        3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments since that anniversary.

The Maximum Anniversary Value option can only be elected prior to your 83rd birthday.

Under the Maximum Anniversary Value option, if you die on or after your 90th birthday the death benefit is equal to your contract value. If you die on or after your 90th birthday, the Standard Death Benefit may provide more value to your beneficiaries than the Maximum Anniversary Value option. Further, there is no additional charge for the Standard Death Benefit and there is an additional charge for the Maximum Anniversary Value option. You should discuss the death benefit options with your financial representative prior to making an election.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica to the same owner/annuitant are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


          DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS
                           ISSUED BEFORE MAY 1, 2007

A. DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

1. STANDARD DEATH BENEFIT

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greater of:

        a. Contract value; or

        b. Continuation Net Purchase Payments.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:

        a. Contract value; or

        b. The lesser of:

               (1) Continuation Net Purchase Payments; or

               (2) 125% of the contract value.

If the Continuing Spouse is age 86 and older at the time of death of the Continuing Spouse, the death benefit is equal to the contract value.

2. PURCHASE PAYMENT ACCUMULATION OPTION

If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:

        a. Contract value; or

        b. Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received after the Continuing Spouse's 75th birthday; or

        c. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments received after the seventh contract anniversary.

If the Continuing Spouse is age 75-82 on the Continuation Date, the death benefit will be the greatest of:

        a. Contract value; or

        b. Continuation Net Purchase Payments; or

        c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 90 or older at the time of death, the death benefit is equal to contract value.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the fee for the Purchase Payment Accumulation option will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.

3. MAXIMUM ANNIVERSARY VALUE OPTION

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

        a. Contract value; or

        b. Continuation Net Purchase Payments; or

        c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit described above and the fee for the Maximum Anniversary Value option will not longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 and older on the Continuation Date, the death benefit is equal to contract value. If the Continuing Spouse is age 90 or older at the time of death, the death benefit is equal to contract value.

                                      TAXES

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of Qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

o  after attainment of age 59 1/2;

o  when paid to your beneficiary after you die;

o  after you become disabled (as defined in the IRC) ;

o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

o  dividends paid with respect to stock of a corporation described in IRC
   Section 404(k);

o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

o payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs)

o for payment of health insurance if you are unemployed and meet certain requirements

o  distributions from IRAs for higher education expenses

o  distributions from IRAs for first home purchases

o amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers which are federal tax-free.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section.

Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into a Beneficiary IRA. A Beneficiary IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Beneficiary IRA in a direct "trustee-to-trustee" transfer. Beneficiary IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICIATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.)

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e)(4)(c), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another investment option under the same plan, or in the case of a 403(b) plan or program, to another contract or account of the same plan type or from a Qualified Plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan. The Department of the Treasury published proposed 403(b) regulations on November 16, 2004. These Treasury regulations, when issued in final form, could affect or limit contractual rights, including but not limited to the right to transfer amounts to another provider.


PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-qualified annuity contract may be exchanged in a tax-free transaction for another Non-qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2007 is the lesser of 100% of includible compensation or $15,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,000 in 2007 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2007 may not exceed the lesser of $45,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2007 is the lesser of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2007. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

If neither the Owner or the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction, is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI of less than $83,000, your contribution may be fully deductible; if your income is between $83,000 and $93,000, your contribution may be partially deductible and if your income is $93,000 or more, your contribution may not be deductible. If you are single and your income is less than $52,000, your contribution may be fully deductible; if your income is between $93,000 and $103,000, your contribution may be partially deductible and if your income is $103,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2007 is the lesser of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2007. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $166,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $114,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversions into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 AND PENSION PROTECTION ACT OF 2006

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expanded the range of eligible tax-free rollover distributions that may be made among qualified plans and increased contribution limits applicable to these plans. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. The Pension Protection Act of 2006 made permanent those provisions of EGTRRA relating to IRAs and employer sponsored plans.

                            DISTRIBUTION OF CONTRACTS

The contracts are offered through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG Retirement Services, Inc. No underwriting fees are paid in connection with the distribution of the contracts. Contracts are offered on a continuous basis.


                              FINANCIAL STATEMENTS


The following financial statements of Variable Annuity Account Five are included herein:

        -  Report of Independent Registered Public Accounting Firm

        -  Statement of Assets and Liabilities as of April 30, 2007

        -  Schedule of Portfolio Investments as of April 30, 2007

        -  Statement of Operations for the year ended April 30, 2007

        - Statement of Changes in Net Assets for the years ended April 30, 2007 and 2006

        -  Notes to Financial Statements



The following consolidated financial statements of AIG SunAmerica Life Assurance Company are incorporated by reference to Form N-4, Post-Effective Amendment
No. 1 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940, File Nos. 333-137827 and 811-07727, filed on April 25, 2007, Accession No. 0000950148-07-000095:



        -  Report of Independent Registered Public Accounting Firm

        -  Consolidated Balance Sheet as of December 31, 2006 and 2005

        - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2006, 2005 and 2004

        - Consolidated Statement of Cash Flows for the years ended December 31, 2006, 2005 and 2004

        -  Notes to Consolidated Financial Statements

The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.

PricewaterhouseCoopers, LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The financial statements referred to above are incorporated by reference or included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                             APRIL 30, 2007 AND 2006

                                    CONTENTS

Report of Independent Registered Public Accounting Firm....................    1
Statement of Assets and Liabilities, April 30, 2007........................    2
Schedule of Portfolio Investments, April 30, 2007..........................   11
Statement of Operations, for the year ended April 30, 2007.................   12
Statement of Changes in Net Assets, for the year ended April 30, 2007......   19
Statement of Changes in Net Assets, for the year ended April 30, 2006......   26
Notes to Financial Statements..............................................   33

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Five

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Five, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") at April 30, 2007, and the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
July 23, 2007

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007

                                                   Moderate     Balanced   Conservative   Large Cap    Large Cap
                                       Growth       Growth       Growth       Growth       Growth      Composite
                                      Strategy     Strategy     Strategy     Strategy     Portfolio    Portfolio
                                     (Class 1)    (Class 1)    (Class 1)    (Class 1)     (Class 1)    (Class 1)
                                    -----------  -----------  -----------  ------------  -----------  ----------
Assets:
   Investments in shares of Trust,
       at net asset value           $73,086,521  $81,709,158  $60,073,516   $43,237,424  $10,510,004  $3,569,028
                                    -----------  -----------  -----------   -----------  -----------  ----------
Liabilities:                                  0            0            0             0            0           0
                                    -----------  -----------  -----------   -----------  -----------  ----------
                                    $73,086,521  $81,709,158  $60,073,516   $43,237,424  $10,510,004  $3,569,028
                                    ===========  ===========  ===========   ===========  ===========  ==========
Net assets:
   Accumulation units                72,994,612   81,307,316   59,908,322    42,962,363   10,491,937   3,562,281
   Contracts in payout
      (annuitization) period             91,909      401,842      165,194       275,061       18,067       6,747
                                    -----------  -----------  -----------   -----------  -----------  ----------
      Total net assets              $73,086,521  $81,709,158  $60,073,516   $43,237,424  $10,510,004  $3,569,028
                                    ===========  ===========  ===========   ===========  ===========  ==========
Accumulation units outstanding        3,641,651    4,231,809    3,297,863     2,482,202    1,011,578     304,609
                                    ===========  ===========  ===========   ===========  ===========  ==========
Contracts with total expenses of
   1.15%:
   Accumulation units outstanding            --           --           --            --           --          --
   Unit value of accumulation
      units                         $        --  $        --  $        --   $        --  $        --  $       --

Contracts with total expenses of
   1.40%:
   Accumulation units outstanding     3,580,480    4,131,233    3,215,153     2,411,595      938,037     295,038
   Unit value of accumulation
      units                         $     20.07  $     19.31  $     18.22   $     17.42  $     10.47  $    11.75

Contracts with total expenses of
   1.52%:
   Accumulation units outstanding        61,171      100,576       82,710        70,607       73,541       9,571
   Unit value of accumulation
      units                         $     19.88  $     19.13  $     18.04   $     17.25  $      9.40  $    10.74

Contracts with total expenses of
   1.55% (1):
   Accumulation units outstanding            --           --           --            --           --          --
   Unit value of accumulation
      units                         $        --  $        --  $        --   $        --  $        --  $       --

Contracts with total expenses of
   1.55% (2):
   Accumulation units outstanding            --           --           --            --           --          --
   Unit value of accumulation
      units                         $        --  $        --  $        --   $        --  $        --  $       --

Contracts with total expenses of
   1.65%:
   Accumulation units outstanding            --           --           --            --           --          --
   Unit value of accumulation
      units                         $        --  $        --  $        --   $        --  $        --  $       --

Contracts with total expenses of
   1.70% (1):
   Accumulation units outstanding            --           --           --            --           --          --
   Unit value of accumulation
      units                         $        --  $        --  $        --   $        --  $        --  $       --

Contracts with total expenses of
   1.70% (3):
   Accumulation units outstanding            --           --           --            --           --          --
   Unit value of accumulation
      units                         $        --  $        --  $        --   $        --  $        --  $       --

Contracts with total expenses of
   1.75%:
   Accumulation units outstanding            --           --           --            --           --          --
   Unit value of accumulation
      units                         $        --  $        --  $        --   $        --  $        --  $       --

Contracts with total expenses of
   1.80%:
   Accumulation units outstanding            --           --           --            --           --          --
   Unit value of accumulation
      units                         $        --  $        --  $        --   $        --  $        --  $       --

Contracts with total expenses of
   1.95% (1):
   Accumulation units outstanding            --           --           --            --           --          --
   Unit value of accumulation
      units                         $        --  $        --  $        --   $        --  $        --  $       --

Contracts with total expenses of
   1.95% (3):
   Accumulation units outstanding            --           --           --            --           --          --
   Unit value of accumulation
      units                         $        --  $        --  $        --   $        --  $        --  $       --

Contracts with total expenses of
   2.00%:
   Accumulation units outstanding            --           --           --            --           --          --
   Unit value of accumulation
      units                         $        --  $        --  $        --   $        --  $        --  $       --

Contracts with total expenses of
   2.05%:
   Accumulation units outstanding            --           --           --            --           --          --
   Unit value of accumulation
      units                         $        --  $        --  $        --   $        --  $        --  $       --

(1)  Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II, Seasons Select II, Seasons Preferred Solution, and Seasons Elite products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007
                                   (Continued)

                                     Large Cap     Mid Cap      Mid Cap                 International  Diversified
                                       Value        Growth       Value      Small Cap       Equity     Fixed Income
                                     Portfolio    Portfolio    Portfolio    Portfolio     Portfolio     Portfolio
                                     (Class 1)    (Class 1)    (Class 1)    (Class 1)     (Class 1)      (Class 1)
                                    -----------  -----------  -----------  -----------  -------------  ------------
Assets:
   Investments in shares of Trust,
      at net asset value            $18,159,582  $14,021,359  $16,807,531  $ 9,851,397   $15,943,006    $9,210,202
                                    -----------  -----------  -----------  -----------   -----------    ----------
Liabilities:                                  0            0            0            0             0             0
                                    -----------  -----------  -----------  -----------   -----------    ----------
                                    $18,159,582  $14,021,359  $16,807,531  $ 9,851,397   $15,943,006    $9,210,202
                                    ===========  ===========  ===========  ===========   ===========    ==========
Net assets:
   Accumulation units                18,112,121   13,996,573   16,775,534    9,803,730    15,889,937     9,105,056
   Contracts in payout
      (annuitization) period             47,461       24,786       31,997       47,667        53,069       105,146
                                    -----------  -----------  -----------  -----------   -----------    ----------
      Total net assets              $18,159,582  $14,021,359  $16,807,531  $ 9,851,397   $15,943,006    $9,210,202
                                    ===========  ===========  ===========  ===========   ===========    ==========
Accumulation units outstanding        1,079,612      708,928      603,383      706,806     1,212,296       736,309
                                    ===========  ===========  ===========  ===========   ===========    ==========
Contracts with total expenses of
   1.15%:
   Accumulation units outstanding            --           --           --           --            --            --
   Unit value of accumulation
      units                         $        --  $        --  $        --  $        --   $        --    $       --

Contracts with total expenses of
   1.40%:
   Accumulation units outstanding     1,042,837      665,903      584,961      679,502     1,164,590       661,784
   Unit value of accumulation
      units                         $     16.85  $     19.88  $     27.87  $     13.96   $     13.19    $    12.54

Contracts with total expenses of
   1.52%:
   Accumulation units outstanding        36,775       43,025       18,422       27,304        47,706        74,525
   Unit value of accumulation
      units                         $     16.03  $     18.14  $     27.25  $     13.34   $     12.21    $    12.26

Contracts with total expenses of
   1.55% (1):
   Accumulation units outstanding            --           --           --           --            --            --
   Unit value of accumulation
      units                         $        --  $        --  $        --  $        --   $        --    $       --

Contracts with total expenses of
   1.55% (2):
   Accumulation units outstanding            --           --           --           --            --            --
   Unit value of accumulation
      units                         $        --  $        --  $        --  $        --   $        --    $       --

Contracts with total expenses of
   1.65%:
   Accumulation units outstanding            --           --           --           --            --            --
   Unit value of accumulation
      units                         $        --  $        --  $        --  $        --   $        --    $       --

Contracts with total expenses of
   1.70% (1):
   Accumulation units outstanding            --           --           --           --            --            --
   Unit value of accumulation
      units                         $        --  $        --  $        --  $        --   $        --    $       --

Contracts with total expenses of
   1.70% (3):
   Accumulation units outstanding            --           --           --           --            --            --
   Unit value of accumulation
      units                         $        --  $        --  $        --  $        --   $        --    $       --

Contracts with total expenses of
   1.75%:
   Accumulation units outstanding            --           --           --           --            --            --
   Unit value of accumulation
      units                         $        --  $        --  $        --  $        --   $        --    $       --

Contracts with total expenses of
   1.80%:
   Accumulation units outstanding            --           --           --           --            --            --
   Unit value of accumulation
      units                         $        --  $        --  $        --  $        --   $        --    $       --

Contracts with total expenses of
   1.95% (1):
   Accumulation units outstanding            --           --           --           --            --            --
   Unit value of accumulation
      units                         $        --  $        --  $        --  $        --   $        --    $       --

Contracts with total expenses of
   1.95% (3):
   Accumulation units outstanding            --           --           --           --            --            --
   Unit value of accumulation
      units                         $        --  $        --  $        --  $        --   $        --    $       --

Contracts with total expenses of
   2.00%:
   Accumulation units outstanding            --           --           --           --            --            --
   Unit value of accumulation
      units                         $        --  $        --  $        --  $        --   $        --    $       --

Contracts with total expenses of
   2.05%:
   Accumulation units outstanding            --           --           --           --            --            --
   Unit value of accumulation
      units                         $        --  $        --  $        --  $        --   $        --    $       --

(1)  Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II, Seasons Select II, Seasons Preferred Solution, and Seasons Elite products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007
                                   (Continued)

                                       Cash        Focus                    Moderate      Balanced    Conservative
                                    Management    Growth       Growth        Growth        Growth        Growth
                                     Portfolio   Portfolio    Strategy      Strategy      Strategy      Strategy
                                     (Class 1)   (Class 1)    (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                    ----------  ----------  ------------  ------------  ------------  ------------
Assets:
   Investments in shares of Trust,
      at net asset value            $4,943,288  $4,563,528  $167,891,954  $339,013,457  $271,616,802  $171,328,981
                                    ----------  ----------  ------------  ------------  ------------  ------------
Liabilities:                                 0           0             0             0             0             0
                                    ----------  ----------  ------------  ------------  ------------  ------------
                                    $4,943,288  $4,563,528  $167,891,954  $339,013,457  $271,616,802  $171,328,981
                                    ==========  ==========  ============  ============  ============  ============
Net assets:
   Accumulation units                4,862,931   4,556,219   167,659,568   338,902,985   271,239,429   170,663,402
   Contracts in payout
      (annuitization) period            80,357       7,309       232,386       110,472       377,373       665,579
                                    ----------  ----------  ------------  ------------  ------------  ------------
      Total net assets              $4,943,288  $4,563,528  $167,891,954  $339,013,457  $271,616,802  $171,328,981
                                    ==========  ==========  ============  ============  ============  ============
Accumulation units outstanding         440,696     540,764     8,529,211    17,928,639    15,215,820    10,031,987
                                    ==========  ==========  ============  ============  ============  ============
Contracts with total expenses of
   1.15%:
   Accumulation units outstanding           --          --            --            --            --            --
   Unit value of accumulation
      units                         $       --  $       --  $         --  $         --  $         --  $         --

Contracts with total expenses of
   1.40%:
   Accumulation units outstanding      440,245     535,372     2,349,748     5,183,745     4,979,380     3,182,371
   Unit value of accumulation
      units                         $    11.22  $     8.44  $      19.87  $      19.12  $      18.04  $      17.25

Contracts with total expenses of
   1.52%:
   Accumulation units outstanding          451       5,392            --            --            --            --
   Unit value of accumulation
      units                         $    11.09  $     7.90  $         --  $         --  $         --  $         --

Contracts with total expenses of
   1.55% (1):
   Accumulation units outstanding           --          --     1,003,207     1,925,425     1,493,880       703,734
   Unit value of accumulation
      units                         $       --  $       --  $      19.89  $      18.97  $      17.88  $      17.27

Contracts with total expenses of
   1.55% (2):
   Accumulation units outstanding           --          --            --            --            --            --
   Unit value of accumulation
      units                         $       --  $       --  $         --  $         --  $         --  $         --

Contracts with total expenses of
   1.65%:
   Accumulation units outstanding           --          --     4,659,896     9,229,186     7,636,421     5,480,995
   Unit value of accumulation
      units                         $       --  $       --  $      19.55  $      18.81  $      17.75  $      16.96

Contracts with total expenses of
   1.70% (1):
   Accumulation units outstanding           --          --       388,788     1,015,576       859,292       406,176
   Unit value of accumulation
      units                         $       --  $       --  $      19.73  $      18.78  $      17.72  $      17.12

Contracts with total expenses of
   1.70% (3):
   Accumulation units outstanding           --          --            --            --            --            --
   Unit value of accumulation
      units                         $       --  $       --  $         --  $         --  $         --  $         --

Contracts with total expenses of
   1.75%:
   Accumulation units outstanding           --          --            --            --            --            --
   Unit value of accumulation
      units                         $       --  $       --  $         --  $         --  $         --  $         --

Contracts with total expenses of
   1.80%:
   Accumulation units outstanding           --          --            --            --            --            --
   Unit value of accumulation
      units                         $       --  $       --  $         --  $         --  $         --  $         --

Contracts with total expenses of
   1.95% (1):
   Accumulation units outstanding           --          --       127,572       574,707       246,847       258,711
   Unit value of accumulation
      units                         $       --  $       --  $      19.46  $      18.55  $      17.55  $      16.91

Contracts with total expenses of
   1.95% (3):
   Accumulation units outstanding           --          --            --            --            --            --
   Unit value of accumulation
      units                         $       --  $       --  $         --  $         --  $         --  $         --

Contracts with total expenses of
   2.00%:
   Accumulation units outstanding           --          --            --            --            --            --
   Unit value of accumulation
      units                         $       --  $       --  $         --  $         --  $         --  $         --

Contracts with total expenses of
   2.05%:
   Accumulation units outstanding           --          --            --            --            --            --
   Unit value of accumulation
      units                         $       --  $       --  $         --  $         --  $         --  $         --

(1)  Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II, Seasons Select II, Seasons Preferred Solution, and Seasons Elite products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007
                                   (Continued)

                                     Large Cap    Large Cap     Large Cap     Mid Cap       Mid Cap
                                       Growth     Composite       Value        Growth        Value      Small Cap
                                     Portfolio    Portfolio     Portfolio    Portfolio     Portfolio    Portfolio
                                     (Class 2)    (Class 2)     (Class 2)    (Class 2)     (Class 2)    (Class 2)
                                    -----------  -----------  ------------  -----------  ------------  -----------
Assets:
   Investments in shares of Trust,
      at net asset value            $97,839,348  $35,977,853  $133,918,680  $96,678,366  $131,942,621  $81,026,612
                                    -----------  -----------  ------------  -----------  ------------  -----------
Liabilities:                                  0            0             0            0             0            0
                                    -----------  -----------  ------------  -----------  ------------  -----------
                                    $97,839,348  $35,977,853  $133,918,680  $96,678,366  $131,942,621  $81,026,612
                                    ===========  ===========  ============  ===========  ============  ===========
Net assets:
   Accumulation units                97,799,960   35,937,284   133,831,592   96,597,779   131,756,978   80,927,004
   Contracts in payout
      (annuitization) period             39,388       40,569        87,088       80,587       185,643       99,608
                                    -----------  -----------  ------------  -----------  ------------  -----------
      Total net assets              $97,839,348  $35,977,853  $133,918,680  $96,678,366  $131,942,621  $81,026,612
                                    ===========  ===========  ============  ===========  ============  ===========
Accumulation units outstanding        9,540,444    3,122,442     8,163,520    4,958,300     4,895,382    5,915,090
                                    ===========  ===========  ============  ===========  ============  ===========
Contracts with total expenses of
   1.15%:
   Accumulation units outstanding            --           --            --           --            --           --
   Unit value of accumulation
      units                         $        --  $        --  $         --  $        --  $         --  $        --

Contracts with total expenses of
   1.40%:
   Accumulation units outstanding     1,964,733      887,611     1,943,798    1,185,423     1,247,481    1,301,571
   Unit value of accumulation
      units                         $     10.37  $     11.64  $      16.69  $     19.69  $      27.61  $     13.83

Contracts with total expenses of
   1.52%:
   Accumulation units outstanding            --           --            --           --            --           --
   Unit value of accumulation
      units                         $        --  $        --  $         --  $        --  $         --  $        --

Contracts with total expenses of
   1.55% (1):
   Accumulation units outstanding     1,813,517      426,243     1,421,736      757,293       721,513    1,179,690
   Unit value of accumulation
      units                         $     10.31  $     11.58  $      16.18  $     19.65  $      25.90  $     13.80

Contracts with total expenses of
   1.55% (2):
   Accumulation units outstanding            --           --            --           --            --           --
   Unit value of accumulation
      units                         $        --  $        --  $         --  $        --  $         --  $        --

Contracts with total expenses of
   1.65%:
   Accumulation units outstanding     4,484,611    1,509,032     4,096,166    2,451,889     2,497,861    2,701,815
   Unit value of accumulation
      units                         $     10.20  $     11.45  $      16.42  $     19.37  $      27.16  $     13.60

Contracts with total expenses of
   1.70% (1):
   Accumulation units outstanding     1,062,528      243,768       533,286      436,238       323,069      579,934
   Unit value of accumulation
      units                         $     10.24  $     11.49  $      16.06  $     19.48  $      25.69  $     13.70

Contracts with total expenses of
   1.70% (3):
   Accumulation units outstanding            --           --            --           --            --           --
   Unit value of accumulation
      units                         $        --  $        --  $         --  $        --  $         --  $        --

Contracts with total expenses of
   1.75%:
   Accumulation units outstanding            --           --            --           --            --           --
   Unit value of accumulation
      units                         $        --  $        --  $         --  $        --  $         --  $        --

Contracts with total expenses of
   1.80%:
   Accumulation units outstanding            --           --            --           --            --           --
   Unit value of accumulation
      units                         $        --  $        --  $         --  $        --  $         --  $        --

Contracts with total expenses of
   1.95% (1):
   Accumulation units outstanding       215,055       55,788       168,534      127,457       105,458      152,080
   Unit value of accumulation
      units                         $     10.08  $     11.35  $      15.81  $     19.25  $      25.33  $     13.48

Contracts with total expenses of
   1.95% (3):
   Accumulation units outstanding            --           --            --           --            --           --
   Unit value of accumulation
      units                         $        --  $        --  $         --  $        --  $         --  $        --

Contracts with total expenses of
   2.00%:
   Accumulation units outstanding            --           --            --           --            --           --
   Unit value of accumulation
      units                         $        --  $        --  $         --  $        --  $         --  $        --

Contracts with total expenses of
   2.05%:
   Accumulation units outstanding            --           --            --           --            --           --
   Unit value of accumulation
      units                         $        --  $        --  $         --  $        --  $         --  $        --

(1)  Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II, Seasons Select II, Seasons Preferred Solution, and Seasons Elite products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007
                                   (Continued)

                                    International   Diversified      Cash        Focus     Focus Growth     Focus
                                        Equity     Fixed Income   Management     Growth     and Income      Value
                                      Portfolio      Portfolio    Portfolio    Portfolio     Portfolio    Portfolio
                                      (Class 2)      (Class 2)    (Class 2)    (Class 2)     (Class 2)    (Class 2)
                                    -------------  ------------  -----------  -----------  ------------  -----------
Assets:
   Investments in shares of Trust,
      at net asset value             $160,936,167  $100,961,977  $46,784,030  $63,978,114   $52,503,782  $89,582,012
                                     ------------  ------------  -----------  -----------   -----------  -----------
Liabilities:                                    0             0            0            0             0            0
                                     ------------  ------------  -----------  -----------   -----------  -----------
                                     $160,936,167  $100,961,977  $46,784,030  $63,978,114   $52,503,782  $89,582,012
                                     ============  ============  ===========  ===========   ===========  ===========
Net assets:
   Accumulation units                 160,863,999   100,842,330   46,614,716   63,868,034    52,432,095   89,484,640
   Contracts in payout
      (annuitization) period               72,168       119,647      169,314      110,080        71,687       97,372
                                     ------------  ------------  -----------  -----------   -----------  -----------
      Total net assets               $160,936,167  $100,961,977  $46,784,030  $63,978,114   $52,503,782  $89,582,012
                                     ============  ============  ===========  ===========   ===========  ===========
Accumulation units outstanding         12,448,342     8,264,766    4,251,568    7,724,963     4,567,315    4,617,631
                                     ============  ============  ===========  ===========   ===========  ===========
Contracts with total expenses of
   1.15%:
   Accumulation units outstanding              --            --           --           --            --           --
   Unit value of accumulation
      units                          $         --  $         --  $        --  $        --   $        --  $        --

Contracts with total expenses of
   1.40%:
   Accumulation units outstanding       3,176,600     2,378,088    1,252,047    2,345,236     1,294,707    1,552,376
   Unit value of accumulation
      units                          $      13.05  $      12.42  $     11.11  $      8.36   $     11.88  $     19.58

Contracts with total expenses of
   1.52%:
   Accumulation units outstanding              --            --           --           --            --           --
   Unit value of accumulation
      units                          $         --  $         --  $        --  $        --   $        --  $        --

Contracts with total expenses of
   1.55% (1):
   Accumulation units outstanding       1,921,140     1,073,810      762,608      876,355       545,013      490,905
   Unit value of accumulation
      units                          $      12.97  $      12.03  $     11.05  $      8.33   $     11.80  $     19.34

Contracts with total expenses of
   1.55% (2):
   Accumulation units outstanding              --            --           --           --            --           --
   Unit value of accumulation
      units                          $         --  $         --  $        --  $        --   $        --  $        --

Contracts with total expenses of
   1.65%:
   Accumulation units outstanding       6,014,802     3,869,921    1,768,571    3,801,563     2,327,369    2,105,942
   Unit value of accumulation
      units                          $      12.87  $      12.22  $     10.93  $      8.23   $     11.18  $     19.32

Contracts with total expenses of
   1.70% (1):
   Accumulation units outstanding       1,086,811       768,610      385,598      537,216       307,928      322,229
   Unit value of accumulation
      units                          $      12.88  $      11.95  $     10.95  $      8.26   $     11.70  $     19.38

Contracts with total expenses of
   1.70% (3):
   Accumulation units outstanding              --            --           --           --            --           --
   Unit value of accumulation
      units                          $         --  $         --  $        --  $        --   $        --  $        --

Contracts with total expenses of
   1.75%:
   Accumulation units outstanding              --            --           --           --            --           --
   Unit value of accumulation
      units                          $         --  $         --  $        --  $        --   $        --  $        --

Contracts with total expenses of
   1.80%:
   Accumulation units outstanding              --            --           --           --            --           --
   Unit value of accumulation
      units                          $         --  $         --  $        --  $        --   $        --  $        --

Contracts with total expenses of
   1.95% (1):
   Accumulation units outstanding         248,989       174,337       82,744      164,593        92,298      146,179
   Unit value of accumulation
      units                          $      12.75  $      11.76  $     10.81  $      8.14   $     11.53  $     18.90

Contracts with total expenses of
   1.95% (3):
   Accumulation units outstanding              --            --           --           --            --           --
   Unit value of accumulation
      units                          $         --  $         --  $        --  $        --   $        --  $        --

Contracts with total expenses of
   2.00%:
   Accumulation units outstanding              --            --           --           --            --           --
   Unit value of accumulation
      units                          $         --  $         --  $        --  $        --   $        --  $        --

Contracts with total expenses of
   2.05%:
   Accumulation units outstanding              --            --           --           --            --           --
   Unit value of accumulation
      units                          $         --  $         --  $        --  $        --   $        --  $        --

(1)  Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II, Seasons Select II, Seasons Preferred Solution, and Seasons Elite products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007
                                   (Continued)

                                       Focus                    Moderate      Balanced    Conservative   Large Cap
                                      TechNet       Growth       Growth        Growth        Growth        Growth
                                     Portfolio    Strategy      Strategy      Strategy      Strategy     Portfolio
                                     (Class 2)    (Class 3)     (Class 3)     (Class 3)     (Class 3)    (Class 3)
                                    -----------  -----------  ------------  ------------  ------------  -----------
Assets:
   Investments in shares of Trust,
      at net asset value            $24,494,893  $78,701,288  $137,723,350  $105,631,927   $55,818,982  $46,051,907
                                    -----------  -----------  ------------  ------------   -----------  -----------
Liabilities:                                  0            0             0             0             0            0
                                    -----------  -----------  ------------  ------------   -----------  -----------
                                    $24,494,893  $78,701,288  $137,723,350  $105,631,927   $55,818,982  $46,051,907
                                    ===========  ===========  ============  ============   ===========  ===========
Net assets:
   Accumulation units                24,489,363   78,701,288   137,723,350   105,631,927    55,818,982   46,051,907
   Contracts in payout
      (annuitization) period              5,530            0             0             0             0            0
                                    -----------  -----------  ------------  ------------   -----------  -----------
      Total net assets              $24,494,893  $78,701,288  $137,723,350  $105,631,927   $55,818,982  $46,051,907
                                    ===========  ===========  ============  ============   ===========  ===========
Accumulation units outstanding        4,519,359    3,990,851     7,269,849     5,926,450     3,263,638    4,481,498
                                    ===========  ===========  ============  ============   ===========  ===========
Contracts with total expenses of
   1.15%:
   Accumulation units outstanding            --        2,180         9,035        27,297            24           24
   Unit value of accumulation
      units                         $        --  $     19.81  $      19.08  $      18.01   $     17.19  $     10.33

Contracts with total expenses of
   1.40%:
   Accumulation units outstanding     1,912,314    1,981,566     3,862,891     2,696,172     1,526,849    2,162,009
   Unit value of accumulation
      units                         $      5.29  $     19.81  $      19.07  $      17.98   $     17.19  $     10.34

Contracts with total expenses of
   1.52%:
   Accumulation units outstanding            --           --            --            --            --           --
   Unit value of accumulation
      units                         $        --  $        --  $         --  $         --   $        --  $        --

Contracts with total expenses of
   1.55% (1):
   Accumulation units outstanding       551,748           --            --            --            --           --
   Unit value of accumulation
      units                         $      5.26  $        --  $         --  $         --   $        --  $        --

Contracts with total expenses of
   1.55% (2):
   Accumulation units outstanding            --      869,334     1,336,536     1,163,014       723,582    1,174,909
   Unit value of accumulation
      units                         $        --  $     19.82  $      18.92  $      17.82   $     17.23  $     10.28

Contracts with total expenses of
   1.65%:
   Accumulation units outstanding     1,415,083      739,614     1,548,011     1,325,280       649,043      707,554
   Unit value of accumulation
      units                         $      5.77  $     19.50  $      18.76  $      17.68   $     16.92  $     10.17

Contracts with total expenses of
   1.70% (1):
   Accumulation units outstanding       444,850           --            --            --            --           --
   Unit value of accumulation
      units                         $      5.21  $        --  $         --  $         --   $        --  $        --

Contracts with total expenses of
   1.70% (3):
   Accumulation units outstanding            --      121,124        78,409        94,330        47,746       73,381
   Unit value of accumulation
      units                         $        --  $     19.68  $      18.75  $      17.68   $     17.10  $     10.21

Contracts with total expenses of
   1.75%:
   Accumulation units outstanding            --       20,530        55,167        37,797         5,789       71,717
   Unit value of accumulation
      units                         $        --  $     19.50  $      18.52  $      17.52   $     16.95  $     10.14

Contracts with total expenses of
   1.80%:
   Accumulation units outstanding            --      220,933       332,116       310,064       223,456      249,802
   Unit value of accumulation
      units                         $        --  $     19.41  $      18.71  $      17.63   $     16.85  $     10.13

Contracts with total expenses of
   1.95% (1):
   Accumulation units outstanding       195,364           --            --            --            --           --
   Unit value of accumulation
      units                         $      5.14  $        --  $         --  $         --   $        --  $        --

Contracts with total expenses of
   1.95% (3):
   Accumulation units outstanding            --       32,008        29,715       268,919        87,110       42,035
   Unit value of accumulation
      units                         $        --  $     19.01  $      18.26  $      17.32   $     16.59  $      9.98

Contracts with total expenses of
   2.00%:
   Accumulation units outstanding            --        3,544        17,950         3,558            19           32
   Unit value of accumulation
      units                         $        --  $     19.47  $      18.49  $      17.46   $     16.89  $     10.09

Contracts with total expenses of
   2.05%:
   Accumulation units outstanding            --           18            19            19            20           35
   Unit value of accumulation
      units                         $        --  $     19.30  $      18.60  $      17.54   $     16.74  $     10.06

(1)  Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II, Seasons Select II, Seasons Preferred Solution, and Seasons Elite products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007
                                   (Continued)

                                     Large Cap    Large Cap     Mid Cap      Mid Cap                 International
                                     Composite      Value        Growth       Value      Small Cap       Equity
                                     Portfolio    Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                                     (Class 3)    (Class 3)    (Class 3)    (Class 3)    (Class 3)     (Class 3)
                                    -----------  -----------  ----------- ------------  -----------  -------------
Assets:
   Investments in shares of Trust,
      at net asset value            $14,301,129  $56,682,162  $48,033,275  $58,904,382  $42,166,349   $70,282,123
                                    -----------  -----------  -----------  -----------  -----------   -----------
Liabilities:                                  0            0            0            0            0             0
                                    -----------  -----------  -----------  -----------  -----------   -----------
                                    $14,301,129  $56,682,162  $48,033,275  $58,904,382  $42,166,349   $70,282,123
                                    ===========  ===========  ===========  ===========  ===========   ===========
Net assets:
   Accumulation units                14,301,129   56,682,162   48,033,275   58,904,382   42,166,349    70,282,123
   Contracts in payout
      (annuitization) period                  0            0            0            0            0             0
                                    -----------  -----------  -----------  -----------  -----------   -----------
      Total net assets              $14,301,129  $56,682,162  $48,033,275  $58,904,382  $42,166,349   $70,282,123
                                    ===========  ===========  ===========  ===========  ===========   ===========
Accumulation units outstanding        1,239,119    3,453,198    2,459,478    2,188,307    3,074,154     5,439,653
                                    ===========  ===========  ===========  ===========  ===========   ===========
Contracts with total expenses of
   1.15%:
   Accumulation units outstanding            24        1,541        4,078        2,089           25         8,740
   Unit value of accumulation
      units                         $     11.59  $     16.65  $     19.66  $     27.49  $     13.79   $     13.02

Contracts with total expenses of
   1.40%:
   Accumulation units outstanding       644,402    1,671,114    1,199,516    1,096,246    1,565,034     2,458,042
   Unit value of accumulation
      units                         $     11.60  $     16.63  $     19.63  $     27.51  $     13.79   $     13.01

Contracts with total expenses of
   1.52%:
   Accumulation units outstanding            --           --           --           --           --            --
   Unit value of accumulation
      units                         $        --  $        --  $        --  $        --  $        --   $        --

Contracts with total expenses of
   1.55% (1):
   Accumulation units outstanding            --           --           --           --           --            --
   Unit value of accumulation
      units                         $        --  $        --  $        --  $        --  $        --   $        --

Contracts with total expenses of
   1.55% (2):
   Accumulation units outstanding       321,568      851,928      618,339      541,319      738,481     1,711,537
   Unit value of accumulation
      units                         $     11.54  $     16.15  $     19.57  $     25.80  $     13.75   $     12.88

Contracts with total expenses of
   1.65%:
   Accumulation units outstanding       153,618      575,017      415,651      345,419      501,164       774,999
   Unit value of accumulation
      units                         $     11.42  $     16.37  $     19.31  $     27.07  $     13.56   $     12.82

Contracts with total expenses of
   1.70% (1):
   Accumulation units outstanding            --           --           --           --           --            --
   Unit value of accumulation
      units                         $        --  $        --  $        --  $        --  $        --   $        --

Contracts with total expenses of
   1.70% (3):
   Accumulation units outstanding        26,233       54,434       35,804       24,794       40,730        51,976
   Unit value of accumulation
      units                         $     11.46  $     15.98  $     19.39  $     25.51  $     13.61   $     12.85

Contracts with total expenses of
   1.75%:
   Accumulation units outstanding        21,343       52,031       13,822       20,060       45,693        88,678
   Unit value of accumulation
      units                         $     11.39  $     15.85  $     19.25  $     25.29  $     13.49   $     12.78

Contracts with total expenses of
   1.80%:
   Accumulation units outstanding        55,188      202,950      159,041      138,340      168,539       315,658
   Unit value of accumulation
      units                         $     11.39  $     16.31  $     19.24  $     26.98  $     13.52   $     12.76

Contracts with total expenses of
   1.95% (1):
   Accumulation units outstanding            --           --           --           --           --            --
   Unit value of accumulation
      units                         $        --  $        --  $        --  $        --  $        --   $        --

Contracts with total expenses of
   1.95% (3):
   Accumulation units outstanding        16,683       44,140       13,190       20,008       14,423        29,966
   Unit value of accumulation
      units                         $     11.11  $     15.69  $     19.00  $     24.94  $     13.30   $     12.57

Contracts with total expenses of
   2.00%:
   Accumulation units outstanding            29           21           18           18           25            28
   Unit value of accumulation
      units                         $     11.34  $     15.80  $     19.20  $     25.17  $     13.45   $     12.72

Contracts with total expenses of
   2.05%:
   Accumulation units outstanding            31           22           19           14           40            29
   Unit value of accumulation
      units                         $     11.30  $     16.25  $     19.17  $     26.82  $     13.47   $     12.68

(1)  Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II, Seasons Select II, Seasons Preferred Solution, and Seasons Elite products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007
                                   (Continued)

                                     Diversified      Cash        Focus     Focus Growth     Focus        Focus
                                    Fixed Income   Management     Growth     and Income      Value       TechNet
                                      Portfolio    Portfolio    Portfolio     Portfolio    Portfolio    Portfolio
                                      (Class 3)    (Class 3)    (Class 3)     (Class 3)    (Class 3)    (Class 3)
                                    ------------  -----------  -----------  ------------  -----------  -----------
Assets:
   Investments in shares of Trust,
      at net asset value             $34,122,826  $37,973,714  $32,637,280   $35,214,601  $47,290,138  $17,936,295
                                     -----------  -----------  -----------   -----------  -----------  -----------
Liabilities:                                   0            0            0             0            0            0
                                     -----------  -----------  -----------   -----------  -----------  -----------
                                     $34,122,826  $37,973,714  $32,637,280   $35,214,601  $47,290,138  $17,936,295
                                     ===========  ===========  ===========   ===========  ===========  ===========
Net assets:
   Accumulation units                 34,122,826   37,973,714   32,637,280    35,214,601   47,290,138   17,936,295
   Contracts in payout
      (annuitization) period                   0            0            0             0            0            0
                                     -----------  -----------  -----------   -----------  -----------  -----------
      Total net assets               $34,122,826  $37,973,714  $32,637,280   $35,214,601  $47,290,138  $17,936,295
                                     ===========  ===========  ===========   ===========  ===========  ===========
Accumulation units outstanding         2,802,347    3,452,585    3,933,816     3,024,741    2,441,505    3,356,007
                                     ===========  ===========  ===========   ===========  ===========  ===========
Contracts with total expenses of
   1.15%:
   Accumulation units outstanding             25        4,680       11,649         7,911        6,363        2,851
   Unit value of accumulation
      units                          $     12.38  $     11.07  $      8.35   $     11.85  $     19.53  $      5.27

Contracts with total expenses of
   1.40%:
   Accumulation units outstanding      1,284,244    1,604,826    2,065,372     1,462,116    1,180,997    1,885,829
   Unit value of accumulation
      units                          $     12.39  $     11.07  $      8.34   $     11.85  $     19.52  $      5.27

Contracts with total expenses of
   1.52%:
   Accumulation units outstanding             --           --           --            --           --           --
   Unit value of accumulation
      units                          $        --  $        --  $        --   $        --  $        --  $        --

Contracts with total expenses of
   1.55% (1):
   Accumulation units outstanding             --           --           --            --           --           --
   Unit value of accumulation
      units                          $        --  $        --  $        --   $        --  $        --  $        --

Contracts with total expenses of
   1.55% (2):
   Accumulation units outstanding        574,775    1,163,889      826,562       713,494      626,058      846,952
   Unit value of accumulation
      units                          $     11.96  $     10.96  $      8.31   $     11.77  $     19.27  $      5.24

Contracts with total expenses of
   1.65%:
   Accumulation units outstanding        390,702      412,844      775,330       614,963      477,058      463,474
   Unit value of accumulation
      units                          $     12.18  $     10.90  $      8.21   $     11.15  $     19.23  $      5.75

Contracts with total expenses of
   1.70% (1):
   Accumulation units outstanding             --           --           --            --           --           --
   Unit value of accumulation
      units                          $        --  $        --  $        --   $        --  $        --  $        --

Contracts with total expenses of
   1.70% (3):
   Accumulation units outstanding        312,327        6,896       40,842        25,433       22,380       16,208
   Unit value of accumulation
      units                          $     11.89  $     10.93  $      8.24   $     11.66  $     19.06  $      5.16

Contracts with total expenses of
   1.75%:
   Accumulation units outstanding         17,712        2,023       18,996        45,472       12,275       14,093
   Unit value of accumulation
      units                          $     11.74  $     10.81  $      8.15   $     11.51  $     18.91  $      5.13

Contracts with total expenses of
   1.80%:
   Accumulation units outstanding        123,995      234,780      185,818       144,160       99,160      121,359
   Unit value of accumulation
      units                          $     12.12  $     10.87  $      8.18   $     11.09  $     19.13  $      5.74

Contracts with total expenses of
   1.95% (1):
   Accumulation units outstanding             --           --           --            --           --           --
   Unit value of accumulation
      units                          $        --  $        --  $        --   $        --  $        --  $        --

Contracts with total expenses of
   1.95% (3):
   Accumulation units outstanding         98,514       22,491        9,162        11,131       16,940        4,271
   Unit value of accumulation
      units                          $     11.76  $     10.80  $      7.96   $     11.34  $     18.61  $      5.06

Contracts with total expenses of
   2.00%:
   Accumulation units outstanding             26          127           41            29          255          909
   Unit value of accumulation
      units                          $     11.68  $     10.75  $      8.10   $     11.48  $     18.82  $      5.12

Contracts with total expenses of
   2.05%:
   Accumulation units outstanding             27           29           44            32           19           61
   Unit value of accumulation
      units                          $     12.09  $     10.84  $      8.14   $     11.00  $     19.03  $      5.73

(1)  Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II, Seasons Select II, Seasons Preferred Solution, and Seasons Elite products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007
                                   (Continued)

                                                   Allocation
                                     Allocation     Moderate     Allocation    Allocation    Strategic
                                      Moderate       Growth        Growth       Balanced   Fixed Income
                                      Portfolio     Portfolio     Portfolio    Portfolio     Portfolio
                                      (Class 3)     (Class 3)     (Class 3)    (Class 3)     (Class 3)
                                    ------------  ------------  ------------  -----------  ------------
Assets:
   Investments in shares of Trust,
      at net asset value            $168,505,737  $268,747,357  $186,305,942  $79,361,564   $23,749,299
                                    ------------  ------------  ------------  -----------   -----------
Liabilities:                                   0             0             0            0             0
                                    ------------  ------------  ------------  -----------   -----------
                                    $168,505,737  $268,747,357  $186,305,942  $79,361,564   $23,749,299
                                    ============  ============  ============  ===========   ===========
Net assets:
   Accumulation units                168,505,737   268,747,357   186,305,942   79,361,564    23,749,299
   Contracts in payout
      (annuitization) period                   0             0             0            0             0
                                    ------------  ------------  ------------  -----------   -----------
      Total net assets              $168,505,737  $268,747,357  $186,305,942  $79,361,564   $23,749,299
                                    ============  ============  ============  ===========   ===========
Accumulation units outstanding        14,047,507    21,715,335    14,573,917    6,854,382     2,172,149
                                    ============  ============  ============  ===========   ===========
Contracts with total expenses of
   1.15%:
   Accumulation units outstanding         96,403       168,961        27,414        2,622         2,327
   Unit value of accumulation
      units                         $      12.06  $      12.44  $      12.85  $     11.62   $     10.99

Contracts with total expenses of
   1.40%:
   Accumulation units outstanding      3,634,616     6,176,248     4,461,140    1,839,106       491,444
   Unit value of accumulation
      units                         $      12.04  $      12.42  $      12.83  $     11.62   $     10.99

Contracts with total expenses of
   1.52%:
   Accumulation units outstanding             --            --            --           --            --
   Unit value of accumulation
      units                         $         --  $         --  $         --  $        --   $        --

Contracts with total expenses of
   1.55% (1):
   Accumulation units outstanding      2,646,068     3,824,972     2,055,335    1,342,144       288,562
   Unit value of accumulation
      units                         $      12.00  $      12.38  $      12.78  $     11.58   $     10.94

Contracts with total expenses of
   1.55% (2):
   Accumulation units outstanding      3,105,765     6,297,314     4,471,879    1,692,284       519,284
   Unit value of accumulation
      units                         $      12.00  $      12.38  $      12.78  $     11.58   $     10.94

Contracts with total expenses of
   1.65%:
   Accumulation units outstanding        550,983       427,639       145,905      124,945        62,304
   Unit value of accumulation
      units                         $      11.97  $      12.35  $      12.76  $     11.56   $     10.92

Contracts with total expenses of
   1.70% (1):
   Accumulation units outstanding      2,495,367     2,600,943     1,662,043      916,949       340,792
   Unit value of accumulation
      units                         $      11.96  $      12.34  $      12.74  $     11.55   $     10.90

Contracts with total expenses of
   1.70% (3):
   Accumulation units outstanding        148,009        77,472       190,230      105,618       270,312
   Unit value of accumulation
      units                         $      11.96  $      12.34  $      12.74  $     11.55   $     10.91

Contracts with total expenses of
   1.75%:
   Accumulation units outstanding        142,414       415,810       290,637       44,767        19,434
   Unit value of accumulation
      units                         $      11.92  $      12.32  $      12.72  $     11.49   $     10.83

Contracts with total expenses of
   1.80%:
   Accumulation units outstanding        821,279     1,037,223       946,636      468,101        83,381
   Unit value of accumulation
      units                         $      11.94  $      12.31  $      12.72  $     11.52   $     10.88

Contracts with total expenses of
   1.95% (1):
   Accumulation units outstanding        326,105       608,852       251,713      111,364        26,892
   Unit value of accumulation
      units                         $      11.89  $      12.27  $      12.67  $     11.48   $     10.84

Contracts with total expenses of
   1.95% (3):
   Accumulation units outstanding         61,109        70,511        56,535      206,424        67,373
   Unit value of accumulation
      units                         $      11.90  $      12.27  $      12.67  $     11.48   $     10.84

Contracts with total expenses of
   2.00%:
   Accumulation units outstanding         19,360         9,361        14,422           28            29
   Unit value of accumulation
      units                         $      11.89  $      12.30  $      12.69  $     11.46   $     10.80

Contracts with total expenses of
   2.05%:
   Accumulation units outstanding             29            29            28           30            15
   Unit value of accumulation
      units                         $      11.86  $      12.25  $      12.67  $     11.45   $     10.80

(1)  Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II, Seasons Select II, Seasons Preferred Solution, and Seasons Elite products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2007

                                                                               Net Asset Value     Net Asset
Variable Accounts                                                   Shares        Per Share          Value          Cost
-----------------                                                -----------   ---------------   ------------   ------------
SEASONS SERIES TRUST:
   Growth Strategy (Class 1):
      Multi-Managed Growth Portfolio (Class 1)                     2,533,329        $14.32       $ 36,267,513   $ 36,573,014
      Asset Allocation: Diversified Growth Portfolio (Class 1)     1,273,901         14.35         18,282,595     16,759,334
      Stock Portfolio (Class 1)                                      969,336         19.12         18,536,413     16,674,663
                                                                                                 ------------   ------------
                                                                                                   73,086,521     70,007,011
                                                                                                 ------------   ------------
   Moderate Growth Strategy (Class 1):
      Multi-Managed Moderate Growth Portfolio (Class 1)            3,166,517         14.08         44,594,280     42,759,474
      Asset Allocation: Diversified Growth Portfolio (Class 1)     1,427,889         14.35         20,492,582     17,761,759
      Stock Portfolio (Class 1)                                      869,240         19.12         16,622,296     13,442,544
                                                                                                 ------------   ------------
                                                                                                   81,709,158     73,963,777
                                                                                                 ------------   ------------
   Balanced Growth Strategy (Class 1):
      Multi-Managed Income/Equity Portfolio (Class 1)              2,499,901         13.10         32,745,105     30,622,007
      Asset Allocation: Diversified Growth Portfolio (Class 1)     1,051,382         14.35         15,089,089     11,463,813
      Stock Portfolio (Class 1)                                      640,038         19.12         12,239,322      8,769,152
                                                                                                 ------------   ------------
                                                                                                   60,073,516     50,854,972
                                                                                                 ------------   ------------
   Conservative Growth Strategy (Class 1):
      Multi-Managed Income Portfolio (Class 1)                     2,076,174         12.38         25,706,768     24,418,340
      Asset Allocation: Diversified Growth Portfolio (Class 1)       759,456         14.35         10,899,461      6,967,230
      Stock Portfolio (Class 1)                                      346,769         19.12          6,631,195      4,160,072
                                                                                                 ------------   ------------
                                                                                                   43,237,424     35,545,642
                                                                                                 ------------   ------------
   Large Cap Growth Portfolio (Class 1)                            1,012,050         10.38         10,510,004     10,460,475
   Large Cap Composite Portfolio (Class 1)                           295,231         12.09          3,569,028      2,948,187
   Large Cap Value Portfolio (Class 1)                             1,219,574         14.89         18,159,582     14,218,734
   Mid Cap Growth Portfolio (Class 1)                                914,107         15.34         14,021,359     11,772,579
   Mid Cap Value Portfolio (Class 1)                                 810,897         20.73         16,807,531     12,091,602
   Small Cap Portfolio (Class 1)                                     877,736         11.22          9,851,397      8,494,261
   International Equity Portfolio (Class 1)                        1,296,148         12.30         15,943,006     13,063,184
   Diversified Fixed Income Portfolio (Class 1)                      856,868         10.75          9,210,202      8,951,379
   Cash Management Portfolio (Class 1)                               435,279         11.36          4,943,288      4,871,045
   Focus Growth Portfolio (Class 1)                                  483,420          9.44          4,563,528      3,859,302

   Growth Strategy (Class 2):
      Multi-Managed Growth Portfolio (Class 2)                     5,833,068         14.28         83,312,261     65,947,438
      Asset Allocation: Diversified Growth Portfolio (Class 2)     2,932,715         14.32         41,997,920     32,875,985
      Stock Portfolio (Class 2)                                    2,242,650         18.99         42,581,773     33,972,998
                                                                                                 ------------   ------------
                                                                                                  167,891,954    132,796,421
                                                                                                 ------------   ------------
   Moderate Growth Strategy (Class 2):
      Multi-Managed Moderate Growth Portfolio (Class 2)           13,173,173         14.05        185,029,464    151,294,471
      Asset Allocation: Diversified Growth Portfolio (Class 2)     5,936,986         14.32         85,020,561     63,941,540
      Stock Portfolio (Class 2)                                    3,632,090         18.99         68,963,432     52,494,158
                                                                                                 ------------   ------------
                                                                                                  339,013,457    267,730,169
                                                                                                 ------------   ------------
   Balanced Growth Strategy (Class 2):
      Multi-Managed Income/Equity Portfolio (Class 2)             11,329,728         13.07        148,061,483    131,267,965
      Asset Allocation: Diversified Growth Portfolio (Class 2)     4,763,912         14.32         68,221,560     49,874,356
      Stock Portfolio (Class 2)                                    2,914,257         18.99         55,333,759     40,679,734
                                                                                                 ------------   ------------
                                                                                                  271,616,802    221,822,055
                                                                                                 ------------   ------------
   Conservative Growth Strategy (Class 2):
      Multi-Managed Income Portfolio (Class 2)                     8,246,064         12.35        101,878,335     96,710,428
      Asset Allocation: Diversified Growth Portfolio (Class 2)     3,015,399         14.32         43,181,999     30,366,893
      Stock Portfolio (Class 2)                                    1,383,488         18.99         26,268,647     18,434,971
                                                                                                 ------------   ------------
                                                                                                  171,328,981    145,512,292
                                                                                                 ------------   ------------
   Large Cap Growth Portfolio (Class 2)                            9,501,708         10.30         97,839,348     77,647,826
   Large Cap Composite Portfolio (Class 2)                         2,983,902         12.06         35,977,853     27,280,079
   Large Cap Value Portfolio (Class 2)                             9,017,590         14.85        133,918,680     99,994,273
   Mid Cap Growth Portfolio (Class 2)                              6,371,233         15.17         96,678,366     74,021,945
   Mid Cap Value Portfolio (Class 2)                               6,386,618         20.66        131,942,621     99,476,901
   Small Cap Portfolio (Class 2)                                   7,294,141         11.11         81,026,612     65,951,160
   International Equity Portfolio (Class 2)                       13,110,224         12.28        160,936,167    116,989,662
   Diversified Fixed Income Portfolio (Class 2)                    9,411,898         10.73        100,961,977     99,197,234
   Cash Management Portfolio (Class 2)                             4,127,432         11.33         46,784,030     46,110,474
   Focus Growth Portfolio (Class 2)                                6,842,894          9.35         63,978,114     49,914,238
   Focus Growth & Income Portfolio (Class 2)                       4,483,674         11.71         52,503,782     41,264,837
   Focus Value Portfolio (Class 2)                                 4,822,401         18.58         89,582,012     63,686,884
   Focus TechNet Portfolio (Class 2)                               3,955,481          6.19         24,494,893     20,474,070

   Growth Strategy (Class 3):
      Multi-Managed Growth Portfolio (Class 3)                     2,738,457         14.26         39,056,905     32,819,861
      Asset Allocation: Diversified Growth Portfolio (Class 3)     1,376,783         14.30         19,685,079     16,315,815
      Stock Portfolio (Class 3)                                    1,054,301         18.93         19,959,304     17,043,917
                                                                                                 ------------   ------------
                                                                                                   78,701,288     66,179,593
                                                                                                 ------------   ------------
   Moderate Growth Strategy (Class 3):
      Multi-Managed Moderate Growth Portfolio (Class 3)            5,358,939         14.03         75,171,924     64,710,014
      Asset Allocation: Diversified Growth Portfolio (Class 3)     2,415,595         14.30         34,537,900     27,963,224
      Stock Portfolio (Class 3)                                    1,479,740         18.93         28,013,526     23,446,418
                                                                                                 ------------   ------------
                                                                                                  137,723,350    116,119,656
                                                                                                 ------------   ------------
   Balanced Growth Strategy (Class 3):
       Multi-Managed Income/Equity Portfolio (Class 3)             4,412,414         13.05         57,584,942     53,092,790
       Asset Allocation: Diversified Growth Portfolio (Class 3)    1,855,446         14.30         26,528,953     21,102,200
       Stock Portfolio (Class 3)                                   1,136,634         18.93         21,518,032     17,706,553
                                                                                                 ------------   ------------
                                                                                                  105,631,927     91,901,543
                                                                                                 ------------   ------------
   Conservative Growth Strategy (Class 3):
      Multi-Managed Income Portfolio (Class 3)                     2,689,837         12.34         33,193,263     32,428,054
      Asset Allocation: Diversified Growth Portfolio (Class 3)       983,894         14.30         14,067,603     11,256,417
      Stock Portfolio (Class 3)                                      452,060         18.93          8,558,116      7,072,264
                                                                                                 ------------   ------------
                                                                                                   55,818,982     50,756,735
                                                                                                 ------------   ------------
   Large Cap Growth Portfolio (Class 3)                            4,489,742         10.26         46,051,907     38,505,637
   Large Cap Composite Portfolio (Class 3)                         1,187,917         12.04         14,301,129     11,742,167
   Large Cap Value Portfolio (Class 3)                             3,821,769         14.83         56,682,162     46,914,532
   Mid Cap Growth Portfolio (Class 3)                              3,181,650         15.10         48,033,275     40,781,693
   Mid Cap Value Portfolio (Class 3)                               2,856,775         20.62         58,904,382     50,669,065
   Small Cap Portfolio (Class 3)                                   3,815,182         11.05         42,166,349     35,995,493
   International Equity Portfolio (Class 3)                        5,735,525         12.25         70,282,123     55,834,430
   Diversified Fixed Income Portfolio (Class 3)                    3,187,673         10.70         34,122,826     34,081,814
   Cash Management Portfolio (Class 3)                             3,354,073         11.32         37,973,714     37,646,468
   Focus Growth Portfolio (Class 3)                                3,506,552          9.31         32,637,280     27,847,965
   Focus Growth and Income Portfolio (Class 3)                     3,015,960         11.68         35,214,601     29,852,124
   Focus Value Portfolio (Class 3)                                 2,550,772         18.54         47,290,138     37,373,976
   Focus TechNet Portfolio (Class 3)                               2,908,875          6.17         17,936,295     16,015,716
   Allocation Moderate Portfolio (Class 3)                        13,806,049         12.21        168,505,737    150,175,311
   Allocation Moderate Growth Portfolio (Class 3)                 21,238,262         12.65        268,747,357    237,106,328
   Allocation Growth Portfolio (Class 3)                          14,205,405         13.12        186,305,942    162,170,673
   Allocation Balanced Portfolio (Class 3)                         6,820,363         11.64         79,361,564     72,348,625
   Strategic Fixed Income Portfolio (Class 3)                      2,242,178         10.59         23,749,299     22,968,239

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007

                                        Moderate      Balanced    Conservative   Large Cap   Large Cap   Large Cap     Mid Cap
                           Growth        Growth        Growth        Growth        Growth    Composite     Value        Growth
                          Strategy      Strategy      Strategy      Strategy     Portfolio   Portfolio   Portfolio    Portfolio
                          (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 1)   (Class 1)   (Class 1)    (Class 1)
                        ------------  ------------  ------------  ------------  -----------  ---------  -----------  -----------
Investment income:
   Dividends            $    724,651  $  1,140,070  $  1,273,190  $  1,218,979  $         0  $  18,031  $   156,612  $         0
                        ------------  ------------  ------------  ------------  -----------  ---------  -----------  -----------
Expenses:
   Charges for
      distribution,
      mortality and
      expense risk        (1,070,408)   (1,199,317)     (886,352)     (643,012)    (151,788)   (50,500)    (233,680)    (189,039)
                        ------------  ------------  ------------  ------------  -----------  ---------  -----------  -----------
Net investment income
   (loss)                   (345,757)      (59,247)      386,838       575,967     (151,788)   (32,469)     (77,068)    (189,039)
                        ------------  ------------  ------------  ------------  -----------  ---------  -----------  -----------
Net realized gains
   (losses) from
   securities
   transactions:
   Proceeds from
      shares sold         22,827,213    24,789,741    19,682,194    14,508,949    2,619,296    922,292    5,326,173    3,035,429
   Cost of shares sold   (22,090,703)  (23,380,481)  (17,980,070)  (13,254,399)  (2,830,350)  (830,409)  (4,363,169)  (2,732,746)
                        ------------  ------------  ------------  ------------  -----------  ---------  -----------  -----------
Net realized gains
   (losses) from
   securities
   transactions              736,510     1,409,260     1,702,124     1,254,550     (211,054)    91,883      963,004      302,683
Realized gain
   distributions           1,454,029     1,352,313       997,838       920,002            0          0      546,399      897,694
                        ------------  ------------  ------------  ------------  -----------  ---------  -----------  -----------
Net realized gains
   (losses)                2,190,539     2,761,573     2,699,962     2,174,552     (211,054)    91,883    1,509,403    1,200,377
                        ------------  ------------  ------------  ------------  -----------  ---------  -----------  -----------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of period    (2,488,993)    2,571,247     6,829,761     6,712,805   (1,153,903)   242,581    2,910,456    2,313,738
   End of period           3,079,510     7,745,381     9,218,544     7,691,782       49,529    620,841    3,940,848    2,248,780
                        ------------  ------------  ------------  ------------  -----------  ---------  -----------  -----------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments             5,568,503     5,174,134     2,388,783       978,977    1,203,432    378,260    1,030,392      (64,958)
                        ------------  ------------  ------------  ------------  -----------  ---------  -----------  -----------
Increase (decrease) in
   net assets from
   operations           $  7,413,285  $  7,876,460  $  5,475,583  $  3,729,496  $   840,590  $ 437,674  $ 2,462,727  $   946,380
                        ============  ============  ============  ============  ===========  =========  ===========  ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                                                 Diversified
                          Mid Cap                 International     Fixed         Cash         Focus                     Moderate
                           Value      Small Cap       Equity        Income     Management      Growth       Growth        Growth
                         Portfolio    Portfolio     Portfolio     Portfolio     Portfolio    Portfolio     Strategy      Strategy
                         (Class 1)    (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 1)     (Class 2)     (Class 2)
                        -----------  -----------  -------------  -----------  ------------  -----------  ------------  ------------
Investment income:
   Dividends            $   109,298  $         0   $    82,249   $   280,602  $    104,888  $         0  $  1,391,085  $  3,959,398
                        -----------  -----------   -----------   -----------  ------------  -----------  ------------  ------------
Expenses:
   Charges for
      distribution,
      mortality and
      expense risk         (229,327)    (136,267)     (194,036)     (133,025)      (87,376)     (81,849)   (2,594,071)   (5,100,240)
                        -----------  -----------   -----------   -----------  ------------  -----------  ------------  ------------
Net investment income
   (loss)                  (120,029)    (136,267)     (111,787)      147,577        17,512      (81,849)   (1,202,986)   (1,140,842)
                        -----------  -----------   -----------   -----------  ------------  -----------  ------------  ------------
Net realized gains
   (losses) from
   securities
   transactions:
   Proceeds from
      shares sold         4,755,049    3,975,399     4,169,209     4,293,508    11,777,698    4,124,697    38,227,130    50,348,130
   Cost of shares sold   (3,600,361)  (3,618,954)   (3,682,828)   (4,210,180)  (11,582,998)  (3,801,287)  (31,182,522)  (41,592,489)
                        -----------  -----------   -----------   -----------  ------------  -----------  ------------  ------------
Net realized gains
   (losses) from
   securities
   transactions           1,154,688      356,445       486,381        83,328       194,700      323,410     7,044,608     8,755,641
Realized gain
   distributions          1,506,713      449,261       502,846         1,417           256            0     3,259,249     5,233,280
                        -----------  -----------   -----------   -----------  ------------  -----------  ------------  ------------
Net realized gains
   (losses)               2,661,401      805,706       989,227        84,745       194,956      323,410    10,303,857    13,988,921
                        -----------  -----------   -----------   -----------  ------------  -----------  ------------  ------------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of period    4,741,365    1,352,508     1,765,155          (158)       76,927    1,005,791    27,793,590    53,293,069
   End of period          4,715,929    1,357,136     2,879,822       258,823        72,243      704,226    35,095,533    71,283,288
                        -----------  -----------   -----------   -----------  ------------  -----------  ------------  ------------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments              (25,436)       4,628     1,114,667       258,981        (4,684)    (301,565)    7,301,943    17,990,219
                        -----------  -----------   -----------   -----------  ------------  -----------  ------------  ------------
Increase (decrease) in
   net assets from
   operations           $ 2,515,936  $   674,067   $ 1,992,107   $   491,303  $    207,784  $   (60,004) $ 16,402,814  $ 30,838,298
                        ===========  ===========   ===========   ===========  ============  ===========  ============  ============

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                          Balanced    Conservative    Large Cap    Large Cap
                           Growth        Growth        Growth      Composite
                          Strategy      Strategy      Portfolio    Portfolio
                          (Class 2)     (Class 2)     (Class 2)    (Class 2)
                        ------------  ------------  ------------  -----------
Investment income:
   Dividends            $  5,204,820  $  4,404,931  $          0  $   120,854
                        ------------  ------------  ------------  -----------
Expenses:
   Charges for
      distribution,
      mortality and
      expense risk        (4,210,467)   (2,677,245)   (1,458,008)    (516,192)
                        ------------  ------------  ------------  -----------
Net investment income
   (loss)                    994,353     1,727,686    (1,458,008)    (395,338)
                        ------------  ------------  ------------  -----------
Net realized gains
   (losses) from
   securities
   transactions:
   Proceeds from
      shares sold         51,002,344    35,050,635    19,132,175    6,863,845
   Cost of shares sold   (43,237,775)  (30,885,017)  (16,440,606)  (5,610,225)
                        ------------  ------------  ------------  -----------
Net realized gains
   (losses) from
   securities
   transactions            7,764,569     4,165,618     2,691,569    1,253,620
Realized gain
   distributions           4,383,774     3,509,021             0            0
                        ------------  ------------  ------------  -----------
Net realized gains
   (losses)               12,148,343     7,674,639     2,691,569    1,253,620
                        ------------  ------------  ------------  -----------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of period    39,203,443    21,611,168    14,125,344    5,530,885
   End of period          49,794,747    25,816,689    20,191,522    8,697,774
                        ------------  ------------  ------------  -----------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments            10,591,304     4,205,521     6,066,178    3,166,889
                        ------------  ------------  ------------  -----------
Increase (decrease) in
   net assets from
   operations           $ 23,734,000  $ 13,607,846  $  7,299,739  $ 4,025,171
                        ============  ============  ============  ===========

                          Large Cap      Mid Cap       Mid Cap
                            Value        Growth         Value       Small Cap
                          Portfolio     Portfolio     Portfolio     Portfolio
                          (Class 2)     (Class 2)     (Class 2)     (Class 2)
                        ------------  ------------  ------------  ------------
Investment income:
   Dividends            $    982,810  $          0  $    656,407  $          0
                        ------------  ------------  ------------  ------------
Expenses:
   Charges for
      distribution,
      mortality and
      expense risk        (1,956,830)   (1,454,068)   (1,932,853)   (1,253,299)
                        ------------  ------------  ------------  ------------
Net investment income
   (loss)                   (974,020)   (1,454,068)   (1,276,446)   (1,253,299)
                        ------------  ------------  ------------  ------------
Net realized gains
   (losses) from
   securities
   transactions:
   Proceeds from
      shares sold         26,562,985    22,679,371    28,182,031    30,476,822
   Cost of shares sold   (21,160,513)  (18,365,021)  (22,565,678)  (26,119,006)
                        ------------  ------------  ------------  ------------
Net realized gains
   (losses) from
   securities
   transactions            5,402,472     4,314,350     5,616,353     4,357,816
Realized gain
   distributions           3,995,968     6,342,337    11,352,494     3,710,362
                        ------------  ------------  ------------  ------------
Net realized gains
   (losses)                9,398,440    10,656,687    16,968,847     8,068,178
                        ------------  ------------  ------------  ------------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of period    24,607,808    25,228,057    29,540,339    16,485,533
   End of period          33,924,407    22,656,421    32,465,720    15,075,452
                        ------------  ------------  ------------  ------------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments             9,316,599    (2,571,636)    2,925,381    (1,410,081)
                        ------------  ------------  ------------  ------------
Increase (decrease) in
   net assets from
   operations           $ 17,741,019  $  6,630,983  $ 18,617,782  $  5,404,798
                        ============  ============  ============  ============

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                        International   Diversified      Cash          Focus
                            Equity     Fixed Income   Management      Growth
                          Portfolio      Portfolio     Portfolio     Portfolio
                          (Class 2)      (Class 2)     (Class 2)     (Class 2)
                        -------------  ------------  ------------  ------------
Investment income:
   Dividends            $    644,467   $  2,952,681  $  1,012,857  $          0
                        ------------   ------------  ------------  ------------
Expenses:
   Charges for
      distribution,
      mortality and
      expense risk        (2,170,421)    (1,615,006)     (854,853)   (1,018,801)
                        ------------   ------------  ------------  ------------
Net investment income
   (loss)                 (1,525,954)     1,337,675       158,004    (1,018,801)
                        ------------   ------------  ------------  ------------
Net realized gains
   (losses) from
   securities
   transactions:
   Proceeds from
      shares sold         33,687,643     27,912,488    94,100,058    20,158,146
   Cost of shares sold   (26,332,341)   (27,785,000)  (92,668,745)  (17,090,760)
                        ------------   ------------  ------------  ------------
Net realized gains
   (losses) from
   securities
   transactions            7,355,302        127,488     1,431,313     3,067,386
Realized gain
   distributions           5,015,890         15,671         2,471             0
                        ------------   ------------  ------------  ------------
Net realized gains
   (losses)               12,371,192        143,159     1,433,784     3,067,386
                        ------------   ------------  ------------  ------------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of period    35,043,134     (1,706,794)      630,814    14,453,521
   End of period          43,946,505      1,764,743       673,556    14,063,876
                        ------------   ------------  ------------  ------------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments             8,903,371      3,471,537        42,742      (389,645)
                        ------------   ------------  ------------  ------------
Increase (decrease) in
   net assets from
   operations           $ 19,748,609   $  4,952,371  $  1,634,530  $  1,658,940
                        ============   ============  ============  ============

                        Focus Growth      Focus         Focus
                         and Income       Value        TechNet       Growth
                          Portfolio     Portfolio     Portfolio     Strategy
                          (Class 2)     (Class 2)     (Class 2)    (Class 3)
                        ------------  ------------  ------------  -----------
Investment income:
   Dividends            $    423,913  $    262,620  $          0  $   520,248
                        ------------  ------------  ------------  -----------
Expenses:
   Charges for
     distribution,
     mortality and
     expense risk           (758,596)   (1,258,738)     (407,628)  (1,022,082)
                        ------------  ------------  ------------  -----------
Net investment income
   (loss)                   (334,683)     (996,118)     (407,628)    (501,834)
                        ------------  ------------  ------------  -----------
Net realized gains
   (losses) from
   securities
   transactions:
   Proceeds from
      shares sold         13,740,742    21,035,558    14,925,700    9,264,988
   Cost of shares sold   (11,133,154)  (16,723,926)  (13,377,112)  (8,113,087)
                        ------------  ------------  ------------  -----------
Net realized gains
   (losses) from
   securities
   transactions            2,607,588     4,311,632     1,548,588    1,151,901
Realized gain
   distributions           2,341,419     1,812,005       826,788    1,370,465
                        ------------  ------------  ------------  -----------
Net realized gains
   (losses)                4,949,007     6,123,637     2,375,376    2,522,366
                        ------------  ------------  ------------  -----------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of period    10,234,437    15,532,270     7,776,572    7,282,798
   End of period          11,238,945    25,895,128     4,020,823   12,521,695
                        ------------  ------------  ------------  -----------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments             1,004,508    10,362,858    (3,755,749)   5,238,897
                        ------------  ------------  ------------  -----------
Increase (decrease) in
   net assets from
   operations           $  5,618,832  $ 15,490,377  $ (1,788,001) $ 7,259,429
                        ============  ============  ============  ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                          Moderate      Balanced    Conservative   Large Cap    Large Cap     Large Cap     Mid Cap      Mid Cap
                           Growth        Growth        Growth        Growth     Composite       Value        Growth       Value
                          Strategy      Strategy      Strategy     Portfolio    Portfolio     Portfolio    Portfolio    Portfolio
                          (Class 3)     (Class 3)     (Class 3)    (Class 3)    (Class 3)     (Class 3)    (Class 3)    (Class 3)
                        ------------  ------------  ------------  -----------  -----------  ------------  -----------  -----------
Investment income:
   Dividends            $  1,458,536  $  1,831,647  $  1,391,580  $         0  $    35,152  $    335,501  $         0  $   223,384
                        ------------  ------------  ------------  -----------  -----------  ------------  -----------  -----------
Expenses:
   Charges for
      distribution,
      mortality and
      expense risk        (1,882,515)   (1,507,351)     (825,549)    (615,007)    (185,464)     (718,217)    (644,734)    (750,878)
                        ------------  ------------  ------------  -----------  -----------  ------------  -----------  -----------
Net investment income
   (loss)                   (423,979)      324,296       566,031     (615,007)    (150,312)     (382,716)    (644,734)    (527,494)
                        ------------  ------------  ------------  -----------  -----------  ------------  -----------  -----------
Net realized gains
   (losses) from
   securities
   transactions:
   Proceeds from
      shares sold         18,340,145    14,990,065    13,125,459    8,974,611    2,585,083    13,349,538    8,050,314    9,242,378
   Cost of shares sold   (16,010,927)  (13,469,108)  (12,149,254)  (7,963,866)  (2,275,094)  (11,672,670)  (7,104,616)  (8,285,403)
                        ------------  ------------  ------------  -----------  -----------  ------------  -----------  -----------
Net realized gains
   (losses) from
   securities
   transactions            2,329,218     1,520,957       976,205    1,010,745      309,989     1,676,868      945,698      956,975
Realized gain
   distributions           2,084,360     1,620,890     1,150,389            0            0     1,535,811    3,030,555    4,657,019
                        ------------  ------------  ------------  -----------  -----------  ------------  -----------  -----------
Net realized gains
   (losses)                4,413,578     3,141,847     2,126,594    1,010,745      309,989     3,212,679    3,976,253    5,613,994
                        ------------  ------------  ------------  -----------  -----------  ------------  -----------  -----------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of period    13,103,316     8,428,813     3,298,214    4,468,131    1,173,648     5,598,454    6,977,872    5,395,423
   End of period          21,603,694    13,730,384     5,062,247    7,546,270    2,558,962     9,767,630    7,251,582    8,235,317
                        ------------  ------------  ------------  -----------  -----------  ------------  -----------  -----------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments             8,500,378     5,301,571     1,764,033    3,078,139    1,385,314     4,169,176      273,710    2,839,894
                        ------------  ------------  ------------  -----------  -----------  ------------  -----------  -----------
Increase (decrease) in
   net assets from
   operations           $ 12,489,977  $  8,767,714  $  4,456,658  $ 3,473,877  $ 1,544,991  $  6,999,139  $ 3,605,229  $ 7,926,394
                        ============  ============  ============  ===========  ===========  ============  ===========  ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                                                                                Focus
                                     International   Diversified      Cash         Focus        Growth       Focus        Focus
                         Small Cap       Equity     Fixed Income   Management      Growth     and Income     Value       TechNet
                         Portfolio     Portfolio      Portfolio     Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                         (Class 3)     (Class 3)      (Class 3)     (Class 3)    (Class 3)    (Class 3)    (Class 3)    (Class 3)
                        -----------  -------------  ------------  ------------  -----------  -----------  -----------  -----------
Investment income:
   Dividends            $         0  $    214,263   $    990,251  $    448,888  $         0  $   244,585  $    92,398  $         0
                        -----------  ------------   ------------  ------------  -----------  -----------  -----------  -----------
Expenses:
   Charges for
      distribution,
      mortality and
      expense risk         (577,254)     (829,810)      (537,867)     (384,396)    (468,324)    (465,813)    (577,700)    (260,867)
                        -----------  ------------   ------------  ------------  -----------  -----------  -----------  -----------
Net investment income
   (loss)                  (577,254)     (615,547)       452,384        64,492     (468,324)    (221,228)    (485,302)    (260,867)
                        -----------  ------------   ------------  ------------  -----------  -----------  -----------  -----------
Net realized gains
   (losses) from
   securities
   transactions:
   Proceeds from
      shares sold        11,095,404    15,169,770     11,518,003    44,336,213    9,094,176    6,091,495    6,685,827    5,067,733
   Cost of shares sold   (9,905,063)  (12,589,457)   (11,681,741)  (43,802,370)  (8,378,647)  (5,255,332)  (5,726,629)  (4,755,302)
                        -----------  ------------   ------------  ------------  -----------  -----------  -----------  -----------
Net realized gains
   (losses) from
   securities
   transactions           1,190,341     2,580,313       (163,738)      533,843      715,529      836,163      959,198      312,431
Realized gain
   distributions          1,781,844     2,059,202          5,439         1,211            0    1,498,985      875,427      579,078
                        -----------  ------------   ------------  ------------  -----------  -----------  -----------  -----------
Net realized gains
   (losses)               2,972,185     4,639,515       (158,299)      535,054      715,529    2,335,148    1,834,625      891,509
                        -----------  ------------   ------------  ------------  -----------  -----------  -----------  -----------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of period    5,734,854     9,821,342     (1,332,832)      170,200    3,919,085    3,757,933    3,741,829    3,143,693
   End of period          6,170,856    14,447,693         41,012       327,246    4,789,315    5,362,477    9,916,162    1,920,579
                        -----------  ------------   ------------  ------------  -----------  -----------  -----------  -----------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments              436,002     4,626,351      1,373,844       157,046      870,230    1,604,544    6,174,333   (1,223,114)
                        -----------  ------------   ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in
   net assets from
   operations           $ 2,830,933  $  8,650,319   $  1,667,929  $    756,592  $ 1,117,435  $ 3,718,464  $ 7,523,656  $  (592,472)
                        ===========  ============   ============  ============  ===========  ===========  ===========  ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                       Allocation                              Strategic
                         Allocation     Moderate     Allocation   Allocation     Fixed
                          Moderate       Growth        Growth      Balanced      Income
                          Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                          (Class 3)     (Class 3)    (Class 3)    (Class 3)    (Class 3)
                        ------------  ------------  -----------  -----------  -----------
Investment income:
   Dividends            $          0  $          0  $         0  $         0  $   671,132
                        ------------  ------------  -----------  -----------  -----------
Expenses:
   Charges for
      distribution,
      mortality and
      expense risk        (1,938,793)   (2,905,835)  (1,968,759)    (950,884)    (261,729)
                        ------------  ------------  -----------  -----------  -----------
Net investment income
   (loss)                 (1,938,793)   (2,905,835)  (1,968,759)    (950,884)     409,403
                        ------------  ------------  -----------  -----------  -----------
Net realized gains
   (losses) from
   securities
   transactions:
   Proceeds from
      shares sold         12,299,720    12,349,496    9,626,675    8,866,043    4,175,196
   Cost of shares sold   (11,533,502)  (11,437,184)  (8,775,293)  (8,434,491)  (4,087,609)
                        ------------  ------------  -----------  -----------  -----------
Net realized gains
   (losses) from
   securities
   transactions              766,218       912,312      851,382      431,552       87,587
Realized gain
   distributions             583,259       766,077      552,475      501,338       10,795
                        ------------  ------------  -----------  -----------  -----------
Net realized gains
   (losses)                1,349,477     1,678,389    1,403,857      932,890       98,382
                        ------------  ------------  -----------  -----------  -----------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of period     3,641,630     6,488,704    5,242,698    1,325,349       61,792
   End of period          18,330,426    31,641,029   24,135,269    7,012,939      781,060
                        ------------  ------------  -----------  -----------  -----------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments            14,688,796    25,152,325   18,892,571    5,687,590      719,268
                        ------------  ------------  -----------  -----------  -----------
Increase (decrease) in
   net assets from
   operations           $ 14,099,480  $ 23,924,879  $18,327,669  $ 5,669,596  $ 1,227,053
                        ============  ============  ===========  ===========  ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007

                                         Moderate      Balanced    Conservative   Large Cap    Large Cap   Large Cap     Mid Cap
                            Growth        Growth        Growth        Growth        Growth     Composite     Value        Growth
                           Strategy      Strategy      Strategy      Strategy     Portfolio    Portfolio   Portfolio    Portfolio
                           (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)   (Class 1)    (Class 1)
                         ------------  ------------  ------------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)      $   (345,757) $    (59,247) $    386,838  $    575,967  $  (151,788) $  (32,469) $   (77,068) $  (189,039)
   Net realized gains
      (losses)              2,190,539     2,761,573     2,699,962     2,174,552     (211,054)     91,883    1,509,403    1,200,377
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments        5,568,503     5,174,134     2,388,783       978,977    1,203,432     378,260    1,030,392      (64,958)
                         ------------  ------------  ------------  ------------  -----------  ----------  -----------  -----------
   Increase (decrease)
      in net assets
      from operations       7,413,285     7,876,460     5,475,583     3,729,496      840,590     437,674    2,462,727      946,380
                         ------------  ------------  ------------  ------------  -----------  ----------  -----------  -----------
From capital
   transactions:
      Net proceeds from
         units sold            51,024       216,927       108,536        45,746      117,017      89,461      145,316      119,455
      Cost of units
         redeemed         (16,785,799)  (18,817,131)  (15,330,117)  (11,574,924)  (1,642,843)   (542,752)  (2,667,125)  (1,852,923)
      Net transfers        (2,251,922)   (2,764,269)     (999,791)      215,652     (404,694)   (144,314)   2,666,187     (256,767)
      Contract
         maintenance
         charge               (52,069)      (43,740)      (31,047)      (18,148)      (3,867)     (1,268)      (3,682)      (4,703)
                         ------------  ------------  ------------  ------------  -----------  ----------  -----------  -----------
   Increase (decrease)
      in net assets
      from capital
      transactions        (19,038,766)  (21,408,213)  (16,252,419)  (11,331,674)  (1,934,387)   (598,873)     140,696   (1,994,938)
                         ------------  ------------  ------------  ------------  -----------  ----------  -----------  -----------
Increase (decrease)
   in net assets          (11,625,481)  (13,531,753)  (10,776,836)   (7,602,178)  (1,093,797)   (161,199)   2,603,423   (1,048,558)
Net assets at beginning
   of period               84,712,002    95,240,911    70,850,352    50,839,602   11,603,801   3,730,227   15,556,159   15,069,917
                         ------------  ------------  ------------  ------------  -----------  ----------  -----------  -----------
Net assets at end of
   period                $ 73,086,521  $ 81,709,158  $ 60,073,516  $ 43,237,424  $10,510,004  $3,569,028  $18,159,582  $14,021,359
                         ============  ============  ============  ============  ===========  ==========  ===========  ===========
ANALYSIS OF INCREASE
   (DECREASE)
   IN UNITS
   OUTSTANDING:
   Units sold                   2,307        13,121         6,684         2,768       12,821       9,393       11,288        7,579
   Units redeemed            (912,025)   (1,062,097)     (909,379)     (705,574)    (168,049)    (52,114)    (176,176)    (106,293)
   Units transferred         (123,687)     (155,317)      (59,987)       10,163      (42,892)    (12,331)     174,928      (18,482)
                         ------------  ------------  ------------  ------------  -----------  ----------  -----------  -----------
Increase (decrease) in
   units outstanding       (1,033,405)   (1,204,293)     (962,682)     (692,643)    (198,120)    (55,052)      10,040     (117,196)
Beginning units             4,675,056     5,436,102     4,260,545     3,174,845    1,209,698     359,661    1,069,572      826,124
                         ------------  ------------  ------------  ------------  -----------  ----------  -----------  -----------
Ending units                3,641,651     4,231,809     3,297,863     2,482,202    1,011,578     304,609    1,079,612      708,928
                         ============  ============  ============  ============  ===========  ==========  ===========  ===========

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)


                          Mid Cap                 International   Diversified      Cash        Focus                     Moderate
                           Value      Small Cap       Equity     Fixed Income   Management     Growth       Growth        Growth
                         Portfolio    Portfolio     Portfolio      Portfolio    Portfolio    Portfolio     Strategy      Strategy
                         (Class 1)    (Class 1)     (Class 1)      (Class 1)    (Class 1)    (Class 1)     (Class 2)     (Class 2)
                        -----------  -----------  -------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)     $  (120,029) $  (136,267)  $  (111,787)  $   147,577   $    17,512  $   (81,849) $ (1,202,986) $ (1,140,842)
   Net realized gains
      (losses)            2,661,401      805,706       989,227        84,745       194,956      323,410    10,303,857    13,988,921
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments        (25,436)       4,628     1,114,667       258,981        (4,684)    (301,565)    7,301,943    17,990,219
                        -----------  -----------   -----------   -----------   -----------  -----------  ------------  ------------
   Increase (decrease)
      in net assets
      from operations     2,515,936      674,067     1,992,107       491,303       207,784      (60,004)   16,402,814    30,838,298
                        -----------  -----------   -----------   -----------   -----------  -----------  ------------  ------------
From capital
   transactions:
      Net proceeds
         from units
         sold               219,553       25,303         8,158         3,478        82,090        6,084     5,432,131     8,094,356
      Cost of units
         redeemed        (2,698,396)  (1,482,724)   (1,962,988)   (1,407,161)   (1,733,871)  (1,131,928)  (18,180,585)  (27,548,589)
      Net transfers        (516,792)      70,270     2,870,836       157,474      (306,971)  (2,072,734)   (2,571,859)    3,954,286
      Contract
         maintenance
         charge              (4,332)      (2,794)       (2,864)       (2,180)       (1,222)      (2,088)      (54,655)      (75,759)
                        -----------  -----------   -----------   -----------   -----------  -----------  ------------  ------------
   Increase (decrease)
      in net assets
      from capital
      transactions       (2,999,967)  (1,389,945)      913,142    (1,248,389)   (1,959,974)  (3,200,666)  (15,374,968)  (15,575,706)
                        -----------  -----------   -----------   -----------   -----------  -----------  ------------  ------------
Increase (decrease) in
   net assets              (484,031)    (715,878)    2,905,249      (757,086)   (1,752,190)  (3,260,670)    1,027,846    15,262,592
Net assets at
   beginning of period   17,291,562   10,567,275    13,037,757     9,967,288     6,695,478    7,824,198   166,864,108   323,750,865
                        -----------  -----------   -----------   -----------   -----------  -----------  ------------  ------------
Net assets at end of
   period               $16,807,531  $ 9,851,397   $15,943,006   $ 9,210,202   $ 4,943,288  $ 4,563,528  $167,891,954  $339,013,457
                        ===========  ===========   ===========   ===========   ===========  ===========  ============  ============
ANALYSIS OF INCREASE
   (DECREASE)
   IN UNITS
   OUTSTANDING:
   Units sold                10,712        1,868         1,103           297         7,479          665       304,665       475,390
   Units redeemed          (110,965)    (115,366)     (167,343)     (115,390)     (157,569)    (142,566)     (997,058)   (1,588,570)
   Units transferred        (21,351)       4,972       241,698        13,145       (26,346)    (275,521)     (140,601)      232,661
                        -----------  -----------   -----------   -----------   -----------  -----------  ------------  ------------
Increase (decrease) in
   units outstanding       (121,604)    (108,526)       75,458      (101,948)     (176,436)    (417,422)     (832,994)     (880,519)
Beginning units             724,987      815,332     1,136,838       838,257       617,132      958,186     9,362,205    18,809,158
                        -----------  -----------   -----------   -----------   -----------  -----------  ------------  ------------
Ending units                603,383      706,806     1,212,296       736,309       440,696      540,764     8,529,211    17,928,639
                        ===========  ===========   ===========   ===========   ===========  ===========  ============  ============

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)


                          Balanced    Conservative   Large Cap    Large Cap     Large Cap     Mid Cap       Mid Cap
                           Growth        Growth        Growth     Composite       Value        Growth        Value      Small Cap
                          Strategy      Strategy     Portfolio    Portfolio     Portfolio    Portfolio     Portfolio    Portfolio
                          (Class 2)     (Class 2)    (Class 2)    (Class 2)     (Class 2)    (Class 2)     (Class 2)    (Class 2)
                        ------------  ------------  -----------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)     $    994,353  $  1,727,686  $(1,458,008) $  (395,338) $   (974,020) $(1,454,068) $ (1,276,446) $(1,253,299)
   Net realized gains
      (losses)            12,148,343     7,674,639    2,691,569    1,253,620     9,398,440   10,656,687    16,968,847    8,068,178
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments      10,591,304     4,205,521    6,066,178    3,166,889     9,316,599   (2,571,636)    2,925,381   (1,410,081)
                        ------------  ------------  -----------  -----------  ------------  -----------  ------------  -----------
   Increase (decrease)
      in net assets
      from operations     23,734,000    13,607,846    7,299,739    4,025,171    17,741,019    6,630,983    18,617,782    5,404,798
                        ------------  ------------  -----------  -----------  ------------  -----------  ------------  -----------
From capital
   transactions:
      Net proceeds
         from units
         sold              5,996,029     1,066,224    5,835,223      985,530     5,511,345    3,404,068     4,452,079    4,581,160
      Cost of units
         redeemed        (31,127,325)  (19,799,498)  (8,882,835)  (3,391,612)  (13,478,854)  (9,213,706)  (13,326,559)  (7,935,213)
      Net transfers          246,149    (1,942,568)   2,345,652    2,885,044     4,895,283   (1,846,719)   (3,143,751)  (3,704,741)
      Contract
         maintenance
         charge              (59,611)      (36,062)     (14,246)      (6,451)      (17,933)     (15,317)      (20,739)     (13,719)
                        ------------  ------------  -----------  -----------  ------------  -----------  ------------  -----------
   Increase (decrease)
      in net assets
      from capital
      transactions       (24,944,758)  (20,711,904)    (716,206)     472,511    (3,090,159)  (7,671,674)  (12,038,970)  (7,072,513)
                        ------------  ------------  -----------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in
   net assets             (1,210,758)   (7,104,058)   6,583,533    4,497,682    14,650,860   (1,040,691)    6,578,812   (1,667,715)
Net assets at
   beginning of period   272,827,560   178,433,039   91,255,815   31,480,171   119,267,820   97,719,057   125,363,809   82,694,327
                        ------------  ------------  -----------  -----------  ------------  -----------  ------------  -----------
Net assets at end of
   period               $271,616,802  $171,328,981  $97,839,348  $35,977,853  $133,918,680  $96,678,366  $131,942,621  $81,026,612
                        ============  ============  ===========  ===========  ============  ===========  ============  ===========
ANALYSIS OF INCREASE
   (DECREASE)
   IN UNITS
   OUTSTANDING:
   Units sold                362,500        66,521      630,950       96,236       389,130      195,874       199,730      371,775
   Units redeemed         (1,860,504)   (1,230,781)    (928,597)    (323,332)     (899,221)    (514,757)     (550,174)    (624,639)
   Units transferred          22,115      (132,253)     224,765      273,170       302,133     (136,729)     (155,958)    (303,957)
                        ------------  ------------  -----------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in
   units outstanding      (1,475,889)   (1,296,513)     (72,882)      46,074      (207,958)    (455,612)     (506,402)    (556,821)
Beginning units           16,691,709    11,328,500    9,613,326    3,076,368     8,371,478    5,413,912     5,401,784    6,471,911
                        ------------  ------------  -----------  -----------  ------------  -----------  ------------  -----------
Ending units              15,215,820    10,031,987    9,540,444    3,122,442     8,163,520    4,958,300     4,895,382    5,915,090
                        ============  ============  ===========  ===========  ============  ===========  ============  ===========

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                                                                    Focus
                        International   Diversified       Cash        Focus        Growth        Focus        Focus
                            Equity     Fixed Income    Management     Growth     and Income      Value       TechNet       Growth
                          Portfolio      Portfolio     Portfolio    Portfolio    Portfolio     Portfolio    Portfolio     Strategy
                          (Class 2)      (Class 2)     (Class 2)    (Class 2)    (Class 2)     (Class 2)    (Class 2)    (Class 3)
                        -------------  ------------  ------------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)     $ (1,525,954)  $  1,337,675  $    158,004  $(1,018,801) $  (334,683) $  (996,118) $   (407,628) $  (501,834)
   Net realized gains
      (losses)            12,371,192        143,159     1,433,784    3,067,386    4,949,007    6,123,637     2,375,376    2,522,366
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments       8,903,371      3,471,537        42,742     (389,645)   1,004,508   10,362,858    (3,755,749)   5,238,897
                        ------------   ------------  ------------  -----------  -----------  -----------  ------------  -----------
   Increase (decrease)
      in net assets
      from operations     19,748,609      4,952,371     1,634,530    1,658,940    5,618,832   15,490,377    (1,788,001)   7,259,429
                        ------------   ------------  ------------  -----------  -----------  -----------  ------------  -----------
From capital
   transactions:
      Net proceeds
         from units
         sold              6,549,021      1,673,438     3,071,693    1,746,458    1,534,278    2,815,295       790,868   13,162,493
      Cost of units
         redeemed        (14,583,734)   (14,759,211)  (21,874,850)  (8,406,837)  (5,860,780)  (9,590,551)   (3,325,764)  (2,729,478)
      Net transfers       20,370,146      3,506,703    24,784,132   (2,919,250)   2,568,202    6,740,448    (6,786,858)   2,358,196
      Contract
         maintenance
         charge              (17,927)       (17,020)       (8,631)     (19,125)     (10,387)     (14,720)       (8,052)     (24,336)
                        ------------   ------------  ------------  -----------  -----------  -----------  ------------  -----------
   Increase (decrease)
      in net assets
      from capital
      transactions        12,317,506     (9,596,090)    5,972,344   (9,598,754)  (1,768,687)     (49,528)   (9,329,806)  12,766,875
                        ------------   ------------  ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in
   net assets             32,066,115     (4,643,719)    7,606,874   (7,939,814)   3,850,145   15,440,849   (11,117,807)  20,026,304
Net assets at
   beginning of period   128,870,052    105,605,696    39,177,156   71,917,928   48,653,637   74,141,163    35,612,700   58,674,984
                        ------------   ------------  ------------  -----------  -----------  -----------  ------------  -----------
Net assets at end of
   period               $160,936,167   $100,961,977   $46,784,030  $63,978,114  $52,503,782  $89,582,012  $ 24,494,893  $78,701,288
                        ============   ============  ============  ===========  ===========  ===========  ============  ===========
ANALYSIS OF INCREASE
   (DECREASE)
   IN UNITS
   OUTSTANDING:
   Units sold                596,384        144,149       287,069      232,041      144,108      168,663       161,873      723,428
   Units redeemed         (1,261,660)    (1,237,138)   (2,021,265)  (1,084,437)    (546,573)    (553,230)     (638,565)    (150,230)
   Units transferred       1,725,361        288,405     2,316,039     (356,812)     202,415      384,511    (1,383,609)     131,008
                        ------------   ------------  ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in
   units outstanding       1,060,085       (804,584)      581,843   (1,209,208)    (200,050)         (56)   (1,860,301)     704,206
Beginning units           11,388,257      9,069,350     3,669,725    8,934,171    4,767,365    4,617,687     6,379,660    3,286,645
                        ------------   ------------  ------------  -----------  -----------  -----------  ------------  -----------
Ending units              12,448,342      8,264,766     4,251,568    7,724,963    4,567,315    4,617,631     4,519,359    3,990,851
                        ============   ============  ============  ===========  ===========  ===========  ============  ===========

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)


                          Moderate      Balanced    Conservative   Large Cap    Large Cap    Large Cap     Mid Cap      Mid Cap
                           Growth        Growth        Growth        Growth     Composite      Value        Growth       Value
                          Strategy      Strategy      Strategy     Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                          (Class 3)     (Class 3)     (Class 3)    (Class 3)    (Class 3)    (Class 3)    (Class 3)    (Class 3)
                        ------------  ------------  ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)     $   (423,979) $    324,296  $   566,031   $  (615,007) $  (150,312) $  (382,716) $  (644,734) $  (527,494)
   Net realized gains
      (losses)             4,413,578     3,141,847    2,126,594     1,010,745      309,989    3,212,679    3,976,253    5,613,994
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments       8,500,378     5,301,571    1,764,033     3,078,139    1,385,314    4,169,176      273,710    2,839,894
                        ------------  ------------  -----------   -----------  -----------  -----------  -----------  -----------
   Increase (decrease)
      in net assets
      from operations     12,489,977     8,767,714    4,456,658     3,473,877    1,544,991    6,999,139    3,605,229    7,926,394
                        ------------  ------------  -----------   -----------  -----------  -----------  -----------  -----------
From capital
   transactions:
      Net proceeds
         from units
         sold             20,705,310    10,578,876    6,620,481     7,249,342    1,830,282   10,100,269    6,288,043    8,697,457
      Cost of units
         redeemed         (8,064,024)   (7,910,079)  (7,644,028)   (3,139,079)    (767,442)  (4,284,707)  (3,307,507)  (3,263,002)
      Net transfers       (2,793,326)     (247,287)     345,840       530,339      584,547    1,482,299       69,664     (727,609)
      Contract
         maintenance
         charge              (33,372)      (20,961)      (9,097)       (7,043)      (2,229)      (7,591)      (8,177)      (9,972)
                        ------------  ------------  -----------   -----------  -----------  -----------  -----------  -----------
   Increase (decrease)
      in net assets
      from capital
      transactions         9,814,588     2,400,549     (686,804)    4,633,559    1,645,158    7,290,270    3,042,023    4,696,874
                        ------------  ------------  -----------   -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
   net assets             22,304,565    11,168,263    3,769,854     8,107,436    3,190,149   14,289,409    6,647,252   12,623,268
Net assets at
   beginning of period   115,418,785    94,463,664   52,049,128    37,944,471   11,110,980   42,392,753   41,386,023   46,281,114
                        ------------  ------------  -----------   -----------  -----------  -----------  -----------  -----------
Net assets at end of
   period               $137,723,350  $105,631,927  $55,818,982   $46,051,907  $14,301,129  $56,682,162  $48,033,275  $58,904,382
                        ============  ============  ===========   ===========  ===========  ===========  ===========  ===========
ANALYSIS OF INCREASE
   (DECREASE)
   IN UNITS
   OUTSTANDING:
   Units sold              1,183,270       630,984      410,748       758,256      171,561      671,376      356,184      362,846
   Units redeemed           (453,460)     (473,997)    (466,587)     (328,045)     (71,956)    (287,650)    (185,914)    (136,264)
   Units transferred        (152,809)      (16,570)      20,354        62,782       55,199       97,391         (317)     (35,646)
                        ------------  ------------  -----------   -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
   units outstanding         577,001       140,417      (35,485)      492,993      154,804      481,117      169,953      190,936
Beginning units            6,692,848     5,786,033    3,299,123     3,988,505    1,084,315    2,972,081    2,289,525    1,997,371
                        ------------  ------------  -----------   -----------  -----------  -----------  -----------  -----------
Ending units               7,269,849     5,926,450    3,263,638     4,481,498    1,239,119    3,453,198    2,459,478    2,188,307
                        ============  ============  ===========   ===========  ===========  ===========  ===========  ===========

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)


                                     International   Diversified      Cash        Focus     Focus Growth      Focus        Focus
                         Small Cap       Equity     Fixed Income   Management     Growth     and Income       Value       TechNet
                         Portfolio     Portfolio      Portfolio    Portfolio    Portfolio     Portfolio     Portfolio    Portfolio
                          (Class 3)    (Class 3)      (Class 3)    (Class 3)    (Class 3)     (Class 3)     (Class 3)    (Class 3)
                        -----------  -------------  ------------  -----------  -----------  ------------  ------------  -----------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)     $  (577,254)  $  (615,547)  $   452,384   $    64,492  $  (468,324) $  (221,228)  $   (485,302) $  (260,867)
   Net realized gains
      (losses)            2,972,185     4,639,515      (158,299)      535,054      715,529    2,335,148      1,834,625      891,509
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments        436,002     4,626,351     1,373,844       157,046      870,230    1,604,544      6,174,333   (1,223,114)
                        -----------   -----------   -----------   -----------  -----------  -----------   ------------  -----------
   Increase (decrease)
      in net assets
      from operations     2,830,933     8,650,319     1,667,929       756,592    1,117,435    3,718,464      7,523,656     (592,472)
                        -----------   -----------   -----------   -----------  -----------  -----------   ------------  -----------
From capital
   transactions:
      Net proceeds
         from units
         sold             6,864,314    13,187,145     2,708,926    12,116,465    3,657,426    3,853,608      5,726,694    1,907,144
      Cost of units
         redeemed        (2,620,002)   (3,346,628)   (2,628,303)   (9,070,086)  (2,024,076)  (2,225,811)    (2,260,441)    (982,321)
      Net transfers      (2,339,670)    6,778,446    (2,552,494)   20,782,519   (1,064,617)   1,675,578      5,325,288   (1,697,326)
      Contract
         maintenance
         charge              (8,080)       (8,499)       (3,794)       (1,800)     (10,331)      (7,882)        (7,169)      (6,820)
                        -----------   -----------   -----------   -----------  -----------  -----------   ------------  -----------
   Increase (decrease)
      in net assets
      from capital
      transactions        1,896,562    16,610,464    (2,475,665)   23,827,098      558,402    3,295,493      8,784,372     (779,323)
                        -----------   -----------   -----------   -----------  -----------  -----------   ------------  -----------
Increase (decrease) in
   net assets             4,727,495    25,260,783      (807,736)   24,583,690    1,675,837    7,013,957     16,308,028   (1,371,795)
Net assets at
   beginning of period   37,438,854    45,021,340    34,930,562    13,390,024   30,961,443   28,200,644     30,982,110   19,308,090
                        -----------   -----------   -----------   -----------  -----------  -----------   ------------  -----------
Net assets at end of
   period               $42,166,349   $70,282,123   $34,122,826   $37,973,714  $32,637,280  $35,214,601   $ 47,290,138  $17,936,295
                        ===========   ===========   ===========   ===========  ===========  ===========   ============  ===========
ANALYSIS OF INCREASE
   (DECREASE)
   IN UNITS
   OUTSTANDING:
   Units sold               540,400     1,142,719       228,580     1,119,419      474,276      343,212        326,745      379,096
   Units redeemed          (205,148)     (288,771)     (220,548)     (812,807)    (259,215)    (204,200)      (128,200)    (191,460)
   Units transferred       (186,033)      607,510      (218,162)    1,891,368     (120,899)     149,307        311,268     (351,989)
                        -----------   -----------   -----------   -----------  -----------  -----------   ------------  -----------
Increase (decrease) in
   units outstanding        149,219     1,461,458      (210,130)    2,197,980       94,162      288,319        509,813     (164,353)
Beginning units           2,924,935     3,978,195     3,012,477     1,254,605    3,839,654    2,736,422      1,931,692    3,520,360
                        -----------   -----------   -----------   -----------  -----------  -----------   ------------  -----------
Ending units              3,074,154     5,439,653     2,802,347     3,452,585    3,933,816    3,024,741      2,441,505    3,356,007
                        ===========   ===========   ===========   ===========  ===========  ===========   ============  ===========

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                        Allocation                               Strategic
                         Allocation     Moderate     Allocation    Allocation     Fixed
                          Moderate       Growth        Growth       Balanced      Income
                          Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                          (Class 3)     (Class 3)     (Class 3)    (Class 3)    (Class 3)
                        ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)     $ (1,938,793) $ (2,905,835) $ (1,968,759) $  (950,884) $   409,403
   Net realized gains
      (losses)             1,349,477     1,678,389     1,403,857      932,890       98,382
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments      14,688,796    25,152,325    18,892,571    5,687,590      719,268
                        ------------  ------------  ------------  -----------  -----------
   Increase (decrease)
      in net assets
      from operations     14,099,480    23,924,879    18,327,669    5,669,596    1,227,053
                        ------------  ------------  ------------  -----------  -----------
From capital
   transactions:
      Net proceeds
         from units
         sold             59,893,995   108,603,556    75,467,246   21,189,016    4,514,823
      Cost of units
         redeemed         (6,841,260)  (10,295,566)   (4,976,937)  (5,039,526)    (905,947)
      Net transfers       25,820,490    35,814,685    26,580,802   15,490,863    8,942,726
      Contract
         maintenance
         charge              (14,011)      (23,434)      (22,567)      (8,685)        (980)
                        ------------  ------------  ------------  -----------  -----------
   Increase (decrease)
      in net assets
      from capital
      transactions        78,859,214   134,099,241    97,048,544   31,631,668   12,550,622
                        ------------  ------------  ------------  -----------  -----------
Increase (decrease) in
   net assets             92,958,694   158,024,120   115,376,213   37,301,264   13,777,675
Net assets at
   beginning of period    75,547,043   110,723,237    70,929,729   42,060,300    9,971,624
                        ------------  ------------  ------------  -----------  -----------
Net assets at end of
   period               $168,505,737  $268,747,357  $186,305,942  $79,361,564  $23,749,299
                        ============  ============  ============  ===========  ===========
ANALYSIS OF INCREASE
   (DECREASE)
   IN UNITS
   OUTSTANDING:
   Units sold              5,432,919     9,597,934     6,533,722    1,940,929      428,318
   Units redeemed           (601,363)     (893,821)     (420,942)    (456,537)     (85,010)
   Units transferred       2,313,578     3,125,040     2,281,472    1,427,800      851,277
                        ------------  ------------  ------------  -----------  -----------
Increase (decrease) in
   units outstanding       7,145,134    11,829,153     8,394,252    2,912,192    1,194,585
Beginning units            6,902,373     9,886,182     6,179,665    3,942,190      977,564
                        ------------  ------------  ------------  -----------  -----------
Ending units              14,047,507    21,715,335    14,573,917    6,854,382    2,172,149
                        ============  ============  ============  ===========  ===========

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006

                                         Moderate      Balanced    Conservative   Large Cap    Large Cap    Large Cap     Mid Cap
                            Growth        Growth        Growth        Growth       Growth      Composite      Value        Growth
                           Strategy      Strategy      Strategy      Strategy     Portfolio    Portfolio    Portfolio    Portfolio
                           (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)
                         ------------  ------------  ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
   IN NET ASSETS:
From operations:
   Net investment
      income (loss)      $   (523,290) $   (258,184) $    220,869  $    488,648  $  (141,182) $   (28,040) $   (67,990) $  (196,808)
   Net realized gains
      (losses)             (1,017,568)      115,920     1,227,162     1,276,504     (672,751)      16,973      450,461      539,659
   Change in net
      unrealized
      appreciation
      (depreciation) of
      investments          14,701,143    12,891,586     5,976,901     2,536,342    2,610,138      503,142    1,749,377    3,349,395
                         ------------  ------------  ------------  ------------  -----------  -----------  -----------  -----------
   Increase (decrease)
      in net assets
      from operation       13,160,285    12,749,322     7,424,932     4,301,494    1,796,205      492,075    2,131,848    3,692,246
                         ------------  ------------  ------------  ------------  -----------  -----------  -----------  -----------
From capital
   transactions:
      Net proceeds from
         units sold           257,567       191,065       346,163        75,378       43,294          300      104,928       76,131
      Cost of units
         redeemed         (21,334,994)  (23,042,624)  (18,853,961)  (14,267,816)  (1,488,544)    (853,576)  (1,228,489)  (1,164,905)
      Net transfers        (4,073,871)     (469,514)   (1,596,863)   (2,853,804)  (1,818,444)    (235,701)     550,843     (601,335)
      Contract
         maintenance
         charge               (61,855)      (51,458)      (36,832)      (23,883)      (5,053)      (1,464)      (3,847)      (5,422)
                         ------------  ------------  ------------  ------------  -----------  -----------  -----------  -----------
   Increase (decrease)
      in net assets
      from capital
      transactions        (25,213,153)  (23,372,531)  (20,141,493)  (17,070,125)  (3,268,747)  (1,090,441)    (576,565)  (1,695,531)
                         ------------  ------------  ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in
   net assets             (12,052,868)  (10,623,209)  (12,716,561)  (12,768,631)  (1,472,542)    (598,366)   1,555,283    1,996,715
Net assets at beginning
   of period               96,764,870   105,864,120    83,566,913    63,608,233   13,076,343    4,328,593   14,000,876   13,073,202
                         ------------  ------------  ------------  ------------  -----------  -----------  -----------  -----------
Net assets at end of
   period                $ 84,712,002  $ 95,240,911  $ 70,850,352  $ 50,839,602  $11,603,801  $ 3,730,227  $15,556,159  $15,069,917
                         ============  ============  ============  ============  ===========  ===========  ===========  ===========
ANALYSIS OF INCREASE
   (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                  14,941        11,750        21,543         4,919        4,526           31        8,086        4,162
   Units redeemed          (1,251,687)   (1,386,711)   (1,177,404)     (916,465)    (163,363)     (86,476)     (90,495)     (72,055)
   Units transferred         (242,237)      (28,355)      (98,469)     (179,103)    (189,879)     (23,721)      39,567      (40,207)
                         ------------  ------------  ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in
   units outstanding       (1,478,983)   (1,403,316)   (1,254,330)   (1,090,649)    (348,716)    (110,166)     (42,842)    (108,100)
Beginning units             6,154,039     6,839,418     5,514,875     4,265,494    1,558,414      469,827    1,112,414      934,224
                         ------------  ------------  ------------  ------------  -----------  -----------  -----------  -----------
Ending units                4,675,056     5,436,102     4,260,545     3,174,845    1,209,698      359,661    1,069,572      826,124
                         ============  ============  ============  ============  ===========  ===========  ===========  ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                                                  Diversified
                           Mid Cap                 International     Fixed        Cash        Focus                    Moderate
                            Value      Small Cap       Equity        Income    Management    Growth       Growth        Growth
                          Portfolio    Portfolio     Portfolio     Portfolio    Portfolio   Portfolio    Strategy      Strategy
                          (Class 1)    (Class 1)     (Class 1)     (Class 1)    (Class 1)   (Class 1)    (Class 2)     (Class 2)
                         -----------  -----------  -------------  -----------  ----------  ----------  ------------  ------------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)      $  (135,380) $  (153,310)  $   (89,029)  $   183,152  $  (12,305) $  (97,164) $ (1,372,260) $ (1,648,913)
   Net realized gains
      (losses)             1,953,309      332,137       119,007       159,757      35,498      89,699     1,152,530    (3,494,781)
   Change in net
      unrealized
      appreciation
      (depreciation) of
      investments          1,238,261    2,154,988     2,916,284      (521,630)     57,510   1,210,067    22,448,476    42,517,959
                         -----------  -----------   -----------   -----------  ----------  ----------  ------------  ------------
   Increase (decrease)
      in net assets
      from operation       3,056,190    2,333,815     2,946,262      (178,721)     80,703   1,202,602    22,228,746    37,374,265
                         -----------  -----------   -----------   -----------  ----------  ----------  ------------  ------------
From capital
   transactions:
      Net proceeds from
         units sold          179,692       85,611        50,020         8,306     162,557      23,446     5,206,715    11,331,121
      Cost of units
         redeemed         (1,511,544)  (1,085,131)     (983,552)   (1,442,181)   (833,267)   (594,187)  (15,293,584)  (26,322,556)
      Net transfers          317,245      143,192     2,397,177      (359,178)  3,009,393     884,720     2,194,974     4,343,553
      Contract
         maintenance
         charge               (4,866)      (3,009)       (2,519)       (2,540)     (1,262)     (2,554)      (57,587)      (79,633)
                         -----------  -----------   -----------   -----------  ----------  ----------  ------------  ------------
   Increase (decrease)
      in net assets
      from capital
      transactions        (1,019,473)    (859,337)    1,461,126    (1,795,593)  2,337,421     311,425    (7,949,482)  (10,727,515)
                         -----------  -----------   -----------   -----------  ----------  ----------  ------------  ------------
Increase (decrease) in
   net assets              2,036,717    1,474,478     4,407,388    (1,974,314)  2,418,124   1,514,027    14,279,264    26,646,750
Net assets at beginning
   of period              15,254,845    9,092,797     8,630,369    11,941,602   4,277,354   6,310,171   152,584,844   297,104,115
                         -----------  -----------   -----------   -----------  ----------  ----------  ------------  ------------
Net assets at end of
   period                $17,291,562  $10,567,275   $13,037,757   $ 9,967,288  $6,695,478  $7,824,198  $166,864,108  $323,750,865
                         ===========  ===========   ===========   ===========  ==========  ==========  ============  ============
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                  8,637        7,354         5,575           685      15,182       2,980       301,588       690,447
   Units redeemed            (66,997)     (93,168)     (101,530)     (119,679)    (77,898)    (77,751)     (908,501)   (1,609,492)
   Units transferred          16,368       26,957       232,753       (29,401)    278,066     109,040       133,559       253,937
                         -----------  -----------   -----------   -----------  ----------  ----------  ------------  ------------
Increase (decrease) in
   units outstanding         (41,992)     (58,857)      136,798      (148,395)    215,350      34,269      (473,354)     (665,108)
Beginning units              766,979      874,189     1,000,040       986,652     401,782     923,917     9,835,559    19,474,266
                         -----------  -----------   -----------   -----------  ----------  ----------  ------------  ------------
Ending units                 724,987      815,332     1,136,838       838,257     617,132     958,186     9,362,205    18,809,158
                         ===========  ===========   ===========   ===========  ==========  ==========  ============  ============

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                           Balanced    Conservative   Large Cap    Large Cap     Large Cap     Mid Cap       Mid Cap
                            Growth        Growth        Growth     Composite       Value        Growth        Value      Small Cap
                           Strategy      Strategy     Portfolio    Portfolio     Portfolio    Portfolio     Portfolio    Portfolio
                           (Class 2)     (Class 2)    (Class 2)    (Class 2)     (Class 2)    (Class 2)     (Class 2)    (Class 2)
                         ------------  ------------  -----------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)      $     90,931  $  1,012,468  $(1,173,680) $  (299,319) $   (861,241) $(1,324,929) $ (1,352,237) $(1,140,590)
   Net realized gains
      (losses)             (2,660,934)   (4,716,756)   2,246,648      667,958     3,676,761    5,774,376    13,137,561    3,168,237
   Change in net
      unrealized
      appreciation
      (depreciation) of
      investments          27,115,190    16,680,596    9,702,407    3,106,065    12,980,313   16,995,985     9,284,242   13,185,823
                         ------------  ------------  -----------  -----------  ------------  -----------  ------------  -----------
   Increase (decrease)
      in net assets
      from operations      24,545,187    12,976,308   10,775,375    3,474,704    15,795,833   21,445,432    21,069,566   15,213,470
                         ------------  ------------  -----------  -----------  ------------  -----------  ------------  -----------
From capital
   transactions:
      Net proceeds from
         units sold         8,139,659     4,141,727    6,318,038    1,877,739     6,654,522    4,577,672     5,968,766    5,217,671
      Cost of units
         redeemed         (26,230,334)  (24,757,763)  (8,653,912)  (2,544,242)  (11,379,196)  (8,539,682)  (12,223,007)  (6,892,234)
      Net transfers        (1,898,606)   (5,422,972)   7,400,610      288,283       970,158    8,783,389      (243,979)   6,386,462
      Contract
         maintenance
         charge               (62,254)      (39,715)     (15,994)      (6,940)      (18,011)     (16,176)      (22,022)     (14,426)
                         ------------  ------------  -----------  -----------  ------------  -----------  ------------  -----------
   Increase (decrease)
      in net assets
      from capital
      transactions        (20,051,535)  (26,078,723)   5,048,742     (385,160)   (3,772,527)   4,805,203    (6,520,242)   4,697,473
                         ------------  ------------  -----------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in
   net assets               4,493,652   (13,102,415)  15,824,117    3,089,544    12,023,306   26,250,635    14,549,324   19,910,943
Net assets at beginning
   of period              268,333,908   191,535,454   75,431,698   28,390,627   107,244,514   71,468,422   110,814,485   62,783,384
                         ------------  ------------  -----------  -----------  ------------  -----------  ------------  -----------
Net assets at end of
   period                $272,827,560  $178,433,039  $91,255,815  $31,480,171  $119,267,820  $97,719,057  $125,363,809  $82,694,327
                         ============  ============  ===========  ===========  ============  ===========  ============  ===========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                 517,596       269,997      671,642      192,529       493,784      271,643       277,393      431,846
   Units redeemed          (1,669,555)   (1,614,001)    (950,541)    (261,738)     (858,401)    (529,949)     (562,984)    (595,057)
   Units transferred         (115,966)     (346,887)     829,675       28,998        74,022      526,421        (4,449)     532,763
                         ------------  ------------  -----------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in
   units outstanding       (1,267,925)   (1,690,891)     550,776      (40,211)     (290,595)     268,115      (290,040)     369,552
Beginning units            17,959,634    13,019,391    9,062,550    3,116,579     8,662,073    5,145,797     5,691,824    6,102,359
                         ------------  ------------  -----------  -----------  ------------  -----------  ------------  -----------
Ending units               16,691,709    11,328,500    9,613,326    3,076,368     8,371,478    5,413,912     5,401,784    6,471,911
                         ============  ============  ===========  ===========  ============  ===========  ============  ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                                                                    Focus
                         International   Diversified      Cash         Focus        Growth       Focus        Focus
                             Equity     Fixed Income   Management      Growth     and Income     Value       TechNet       Growth
                           Portfolio     Portfolio      Portfolio    Portfolio    Portfolio    Portfolio    Portfolio     Strategy
                           (Class 2)     (Class 2)      (Class 2)    (Class 2)    (Class 2)    (Class 2)    (Class 2)    (Class 3)
                         -------------  ------------  ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)      $ (1,166,083)  $  1,600,033  $   (301,728) $(1,079,989) $  (654,977) $(1,033,987) $  (492,216) $  (413,271)
   Net realized gains
      (losses)              4,894,239      1,013,868       573,673    2,219,042    2,216,240    5,273,352    2,087,181     (802,396)
   Change in net
      unrealized
      appreciation
      (depreciation) of
      investments          24,939,621     (4,863,617)      383,389   10,830,012    5,407,314    7,789,827    6,137,592    7,490,611
                         ------------   ------------  ------------  -----------  -----------  -----------  -----------  -----------
   Increase (decrease)
      in net assets
      from operations      28,667,777     (2,249,716)      655,334   11,969,065    6,968,577   12,029,192    7,732,557    6,274,944
                         ------------   ------------  ------------  -----------  -----------  -----------  -----------  -----------
From capital
   transactions:
      Net proceeds from
         units sold         7,066,488      2,972,207     7,012,456    2,298,917    1,478,899    2,267,428      927,514   12,242,676
      Cost of units
         redeemed          (9,058,777)   (15,009,757)  (20,860,113)  (7,243,981)  (5,395,733)  (6,995,757)  (2,854,281)  (2,104,569)
      Net transfers        17,096,972     (4,539,024)   (2,118,210)     492,230   (1,092,990)   3,024,534    3,221,610    4,939,246
      Contract
         maintenance
         charge               (14,239)       (19,333)       (7,339)     (21,685)     (10,974)     (14,517)      (9,988)     (17,467)
                         ------------   ------------  ------------  -----------  -----------  -----------  -----------  -----------
   Increase (decrease)
      in net assets
      from capital
      transactions         15,090,444    (16,595,907)  (15,973,206)  (4,474,519)  (5,020,798)  (1,718,312)   1,284,855   15,059,886
                         ------------   ------------  ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
   net assets              43,758,221    (18,845,623)  (15,317,872)   7,494,546    1,947,779   10,310,880    9,017,412   21,334,830
Net assets at beginning
   of period               85,111,831    124,451,319    54,495,028   64,423,382   46,705,858   63,830,283   26,595,288   37,340,154
                         ------------   ------------  ------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
   period                $128,870,052   $105,605,696    39,177,156  $71,917,928  $48,653,637  $74,141,163  $35,612,700  $58,674,984
                         ============   ============  ============  ===========  ===========  ===========  ===========  ===========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                 695,922        251,148       661,963      294,999      151,192      153,343      184,167      715,472
   Units redeemed            (949,968)    (1,264,950)   (1,963,410)    (960,830)    (571,753)    (479,123)    (545,122)    (124,289)
   Units transferred        1,684,424       (374,642)     (216,551)      60,965     (101,946)     213,524      573,133      291,598
                         ------------   ------------  ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
   units outstanding        1,430,378     (1,388,444)   (1,517,998)    (604,866)    (522,507)    (112,256)     212,178      882,781
Beginning units             9,957,879     10,457,794     5,187,723    9,539,037    5,289,872    4,729,943    6,167,482    2,403,864
                         ------------   ------------  ------------  -----------  -----------  -----------  -----------  -----------
Ending units               11,388,257      9,069,350     3,669,725    8,934,171    4,767,365    4,617,687    6,379,660    3,286,645
                         ============   ============  ============  ===========  ===========  ===========  ===========  ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                          Moderate      Balanced   Conservative   Large Cap     Large Cap    Large Cap     Mid Cap      Mid Cap
                           Growth        Growth       Growth        Growth       Composite     Value       Growth        Value
                          Strategy      Strategy     Strategy     Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                          (Class 3)    (Class 3)     (Class 3)    (Class 3)     (Class 3)    (Class 3)    (Class 3)    (Class 3)
                        ------------  -----------  ------------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)     $   (513,370) $   (15,030) $   256,369   $  (446,667) $   (92,841)  $  (271,140) $  (487,637) $  (432,928)
   Net realized gains
      (losses)              (247,176)  (1,727,258)  (1,887,271)      380,290      130,277       642,249    1,615,529    3,147,561
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments      12,348,261    9,336,724    4,877,050     3,907,387      997,108     4,610,456    6,989,670    3,784,445
                        ------------  -----------  -----------   -----------  -----------   -----------  -----------  -----------
   Increase (decrease)
      in net assets
      from operations     11,587,715    7,594,436    3,246,148     3,841,010    1,034,544     4,981,565    8,117,562    6,499,078
                        ------------  -----------  -----------   -----------  -----------   -----------  -----------  -----------
From capital
   transactions:
      Net proceeds
         from units
         sold             22,406,610   13,430,670    6,705,919     5,470,339    2,131,881     6,555,187    6,325,598    9,292,065
      Cost of units
         redeemed         (6,865,118)  (5,547,421)  (4,157,042)   (1,454,017)    (557,528)   (1,426,867)  (2,270,417)  (2,293,275)
      Net transfers        6,190,402    2,348,235    1,556,282     5,571,381    1,146,318     4,208,133    5,211,983    3,735,723
      Contract
         maintenance
         charge              (26,160)     (15,714)      (7,224)       (5,461)      (1,850)       (5,491)      (6,604)      (7,447)
                        ------------  -----------  -----------   -----------  -----------   -----------  -----------  -----------
   Increase (decrease)
      in net assets
      from capital
      transactions        21,705,734   10,215,770    4,097,935     9,582,242    2,718,821     9,330,962    9,260,560   10,727,066
                        ------------  -----------  -----------   -----------  -----------   -----------  -----------  -----------
Increase (decrease) in
   net assets             33,293,449   17,810,206    7,344,083    13,423,252    3,753,365    14,312,527   17,378,122   17,226,144
Net assets at beginning
   of period              82,125,336   76,653,458   44,705,045    24,521,219    7,357,615    28,080,226   24,007,901   29,054,970
                        ------------  -----------  -----------   -----------  -----------   -----------  -----------  -----------
Net assets at end of
   period               $115,418,785  $94,463,664  $52,049,128   $37,944,471  $11,110,980   $42,392,753  $41,386,023  $46,281,114
                        ============  ===========  ===========   ===========  ===========   ===========  ===========  ===========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold              1,356,736      851,062      435,494       592,228      217,209       494,749      383,569      430,204
   Units redeemed           (415,015)    (350,804)    (270,635)     (157,593)     (57,067)     (107,195)    (137,184)    (103,836)
   Units transferred         377,870      150,553      102,001       615,097      117,516       318,657      317,435      178,658
                        ------------  -----------  -----------   -----------  -----------   -----------  -----------  -----------
Increase (decrease) in
   units outstanding       1,319,591      650,811      266,860     1,049,732      277,658       706,211      563,820      505,026
Beginning units            5,373,257    5,135,222    3,032,263     2,938,773      806,657     2,265,870    1,725,705    1,492,345
                        ------------  -----------  -----------   -----------  -----------   -----------  -----------  -----------
Ending units               6,692,848    5,786,033    3,299,123     3,988,505    1,084,315     2,972,081    2,289,525    1,997,371
                        ============  ===========  ===========   ===========  ===========   ===========  ===========  ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                                                                                Focus
                                     International   Diversified      Cash         Focus        Growth        Focus        Focus
                         Small Cap       Equity     Fixed Income   Management     Growth      and Income      Value        TechNet
                         Portfolio     Portfolio      Portfolio    Portfolio     Portfolio    Portfolio     Portfolio     Portfolio
                         (Class 3)     (Class 3)      (Class 3)    (Class 3)     (Class 3)    (Class 3)     (Class 3)     (Class 3)
                        -----------  -------------  ------------  -----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)     $  (452,208)  $  (383,400)   $   463,982  $   (90,806) $  (386,228)  $  (336,120) $  (382,235)  $  (229,258)
   Net realized gains
      (losses)              634,408     1,345,065         38,481      168,453      310,345       409,754    1,374,456       330,081
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments      6,126,972     8,581,406     (1,302,598)     113,263    4,362,621     3,455,448    3,417,839     3,456,571
                        -----------   -----------    -----------  -----------  -----------   -----------  -----------   -----------
   Increase (decrease)
      in net assets
      from operations     6,309,172     9,543,071       (800,135)     190,910    4,286,738     3,529,082    4,410,060     3,557,394
                        -----------   -----------    -----------  -----------  -----------   -----------  -----------   -----------
From capital
   transactions:
      Net proceeds
         from units
         sold             6,129,499     8,602,891      6,353,915    8,745,756    5,218,906     3,751,939    5,277,525     3,815,153
      Cost of units
         redeemed        (1,873,018)   (1,873,610)    (2,416,055)  (2,098,300)  (1,706,219)   (1,553,612)  (1,492,288)     (878,746)
      Net transfers       3,501,917     5,128,288        111,142   (5,642,130)   1,971,204       554,868    2,201,176     1,557,898
      Contract
         maintenance
         charge              (6,546)       (5,462)        (3,225)      (1,153)      (9,311)       (6,929)      (5,422)       (6,153)
                        -----------   -----------    -----------  -----------  -----------   -----------  -----------   -----------
   Increase (decrease)
      in net assets
      from capital
      transactions        7,751,852    11,852,107      4,045,777    1,004,173    5,474,580     2,746,266    5,980,991     4,488,152
                        -----------   -----------    -----------  -----------  -----------   -----------  -----------   -----------
Increase (decrease) in
   net assets            14,061,024    21,395,178      3,245,642    1,195,083    9,761,318     6,275,348   10,391,051     8,045,546
Net assets at
   beginning of period   23,377,830    23,626,162     31,684,920   12,194,941   21,200,125    21,925,296   20,591,059    11,262,544
                        -----------   -----------    -----------  -----------  -----------   -----------  -----------   -----------
Net assets at end of
   period               $37,438,854   $45,021,340    $34,930,562  $13,390,024  $30,961,443   $28,200,644  $30,982,110   $19,308,090
                        ===========   ===========    ===========  ===========  ===========   ===========  ===========   ===========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold               519,928       879,905        537,207      825,737      677,920       382,423      357,489       744,027
   Units redeemed          (159,819)     (188,771)      (205,115)    (198,520)    (227,244)     (163,814)    (101,208)     (173,926)
   Units transferred        296,311       523,778          7,600     (533,161)     254,440        58,940      148,778       293,636
                        -----------   -----------    -----------  -----------  -----------   -----------  -----------   -----------
Increase (decrease) in
   units outstanding        656,420     1,214,912        339,692       94,056      705,116       277,549      405,059       863,737
Beginning units           2,268,515     2,763,283      2,672,785    1,160,549    3,134,538     2,458,873    1,526,633     2,656,623
                        -----------   -----------    -----------  -----------  -----------   -----------  -----------   -----------
Ending units              2,924,935     3,978,195      3,012,477    1,254,605    3,839,654     2,736,422    1,931,692     3,520,360
                        ===========   ===========    ===========  ===========  ===========   ===========  ===========   ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                      Allocation                              Strategic
                        Allocation     Moderate    Allocation    Allocation    Fixed
                         Moderate       Growth       Growth       Balanced     Income
                         Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                         (Class 3)     (Class 3)    (Class 3)    (Class 3)    (Class 3)
                        -----------  ------------  -----------  -----------  ----------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)     $  (119,582) $   (313,924) $  (363,323) $    (1,435) $   89,890
   Net realized gains
      (losses)              719,138       869,321      910,509    1,170,271      58,075
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments      3,752,250     6,623,789    5,459,648    1,398,951      85,589
                        -----------  ------------  -----------  -----------  ----------
   Increase (decrease)
      in net assets
      from operations     4,351,806     7,179,186    6,006,834    2,567,787     233,554
                        -----------  ------------  -----------  -----------  ----------
From capital
   transactions:
      Net proceeds
         from units
         sold            45,720,046    73,996,436   48,549,422   23,729,222   3,618,719
      Cost of units
         redeemed        (1,884,322)   (1,554,765)    (735,367)  (2,242,055)   (574,000)
      Net transfers      18,579,753    23,846,956    9,518,464   10,027,181   4,073,625
      Contract
         maintenance
         charge              (1,924)       (3,347)      (3,629)      (1,101)       (332)
                        -----------  ------------  -----------  -----------  ----------
   Increase (decrease)
      in net assets
      from capital
      transactions       62,413,553    96,285,280   57,328,890   31,513,247   7,118,012
                        -----------  ------------  -----------  -----------  ----------
Increase (decrease) in
   net assets            66,765,359   103,464,466   63,335,724   34,081,034   7,351,566
Net assets at
   beginning of period    8,781,684     7,258,771    7,594,005    7,979,266   2,620,058
                        -----------  ------------  -----------  -----------  ----------
Net assets at end of
   period               $75,547,043  $110,723,237  $70,929,729  $42,060,300  $9,971,624
                        ===========  ============  ===========  ===========  ==========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold             4,381,861     6,985,275    4,561,351    2,347,641     358,805
   Units redeemed          (178,316)     (145,351)     (67,274)    (214,561)    (56,785)
   Units transferred      1,792,362     2,292,866      892,276      990,426     404,459
                        -----------  ------------  -----------  -----------  ----------
Increase (decrease) in
   units outstanding      5,995,907     9,132,790    5,386,353    3,123,506     706,479
Beginning units             906,466       753,392      793,312      818,684     271,085
                        -----------  ------------  -----------  -----------  ----------
Ending units              6,902,373     9,886,182    6,179,665    3,942,190     977,564
                        ===========  ============  ===========  ===========  ==========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     Variable Annuity Account Five of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company, (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account offers the following variable annuity products:
     Seasons, Seasons Select, Seasons Select II, Seasons Advisor, Seasons Triple Elite, Seasons Advisor II, Seasons Preferred Solution, and Seasons Elite.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

     The Separate Account is composed of a total of 41 variable portfolios and 12 variable strategies of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: four Class 1, four Class 2 and four Class 3 multi-managed variable investment strategies (the "Seasons Strategies"), nine Class 1, nine Class 2 and ten Class 3 variable portfolios (the "Select Portfolios"), four Class 3 managed allocation portfolios (the "Managed Allocation Portfolios"), and one Class 1, four Class 2 and four Class 3 focused portfolios (the "Focused Portfolios"), each with a distinct investment objective. The Seasons Strategies are comprised of Growth, Moderate Growth, Balanced Growth, and Conservative Growth. Each strategy invests in the shares of a designated multi-managed portfolio of the Seasons Series Trust (the "Trust") and in two other portfolios of the Trust. Each of the Select Portfolios, Managed Allocation Portfolios and Focused Portfolios is invested solely in the shares of a designated portfolio of the Trust. The Trust is a diversified, open-ended affiliated investment company, which retains an investment advisor to assist in its investment activities. The contract holder may elect to have investments allocated to the guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The products offer investments in different classes of shares of the portfolios of the Trust. The primary difference between the classes is Class 2 and Class 3 shares are subject to 12b-1 fees of 0.15% and 0.25%, respectively, of each classes' average daily net assets, while Class 1 shares are not subject to 12b-1 fees. The financial statements include balances allocated by the participant to the

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION (continued)

     Seasons Strategies, Select Portfolios, Managed Allocation Portfolios, and Focused Portfolios and do not include balances allocated to the General Account.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trust as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trust are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

     FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

     USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect amounts reported therein. Actual results could differ from these estimates.

     RECLASSIFICATION: Prior year balances have been reclassified to conform with the current year presentation. Such reclassification had no effect on net assets and the increase (decrease) in net assets.

     RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table, the 1971 Individual Mortality Table and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

     The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of the annuitant than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

     Annuity benefit payments are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

3.   CHARGES AND DEDUCTIONS

     Charges and deductions are applied against the current value of the Separate Account and are paid as follows.

     WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of either 7% or 9% (applicable to contracts with the Seasons Rewards) of any amount withdrawn that exceeds the free withdrawal amount. Withdrawal charges are recorded as redemptions in the accompanying Statement of Changes in Net Assets. There are no withdrawal charges under the Seasons Advisor and Seasons Advisor II contracts.

     CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $35 ($30 in New Mexico and North Dakota) is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded as a charge in the Statement of Changes in Net Assets. There are no contract maintenance charges under the Seasons Advisor and Seasons Advisor II contracts.

     SEPARATE ACCOUNT ANNUAL CHARGE: The Company deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. The total annual rates of the net asset value of each Seasons Strategy/Select Portfolio/Managed Allocation Portfolio/Focused Portfolio, depending on any optional death benefits elected for each product, are as follows: Seasons 1.40%, Seasons Select 1.40% or 1.52%, Seasons Select II 1.40%, 1.55%, 1.65%
     or 1.80%, Seasons Advisor 1.40% or 1.65%, Seasons Triple Elite 1.55%, 1.70% or 1.95%, Seasons Advisor II 1.55%, 1.70% or 1.95%, Seasons Preferred Solution 1.15%, 1.40%, 1.55%,

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS (continued)

     1.65%, 1.80% or 2.05% and Seasons Elite 1.55%, 1.75% or 2.00%. The
     mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense charge is deducted at an annual rate of 0.15% of the net asset value of each Seasons Strategy/Select Portfolio/Managed Allocation Portfolio/Focused Portfolio and is included in the separate account annual charge rate. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

     TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

     INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Seasons Select, Seasons Select II, and Seasons Triple Elite, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is 0.10% of the Income Benefit Base, deducted annually from the contract value, and is recorded as redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees and charges.

     SEASONS PROMISE FEE: The optional Seasons Promise Program offered in Seasons, Seasons Select II, Seasons Triple Elite, Seasons Preferred Solution and Seasons Elite provides a guaranteed minimum contract value at the end of ten full contract years. The fee ranges up to 0.65% of the contract value less purchase payments received after the 90th day from the contract issue date. The fee is deducted quarterly from the contract value during the first ten full contract years, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

     MARKETLOCK, MARKETLOCK FOR TWO, MARKETLOCK FOR LIFE PLUS AND SEASONS INCOME REWARDS FEE: The optional MarketLock, MarketLock for Two, MarketLock for Life Plus and Seasons Income Rewards features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The MarketLock and Seasons Income Rewards features are offered in Seasons Select II, Seasons Preferred Solution, Seasons Triple Elite and Seasons Elite. The MarketLock for Two feature is offered in Seasons Preferred Solution and Seasons Elite. The MarketLock for Life Plus

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS (continued)

     feature is offered in Seasons Select II, Seasons Preferred Solution and Seasons Elite. The annual fee is 0.65% for MarketLock, 0.40% for MarketLock for Two prior to the first withdrawal and 0.80% after the first withdrawal, 0.65% for single and 0.90% for joint for MarketLock for Life Plus and 0.65% for Seasons Income Rewards in years 0-7 and 0.45% in years 8-10, of the Maximum Anniversary Value Benefit Base or Withdrawal Benefit Base (as described below), deducted quarterly from the contract value and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base for MarketLock and MarketLock for Two is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals. The Maximum Anniversary Values Benefit Base for MarketLock for Life Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments. The Withdrawal Benefit Base for Seasons Income Rewards is calculated as eligible purchase payments adjusted for withdrawals received during the first 90 days.

     PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range up to 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

     SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

4.   PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the Trust's shares acquired and the aggregate proceeds from shares sold during the year ended April 30, 2007 consist of the following:

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                           Cost of Shares   Proceeds from
Variable Accounts                                             Acquired       Shares Sold
-----------------                                          --------------   -------------
Multi-Managed Growth Portfolio (Class 1)                    $  2,059,880     $10,999,724
Multi-Managed Moderate Growth Portfolio (Class 1)              2,261,439      13,001,715
Multi-Managed Income/Equity Portfolio (Class 1)                2,722,053      10,210,026
Multi-Managed Income Portfolio (Class 1)                       3,123,070       8,194,852
Asset Allocation: Diversified Growth Portfolio (Class 1)       3,551,251      22,064,990
Stock Portfolio (Class 1)                                      5,341,314      17,336,790
Large Cap Growth Portfolio (Class 1)                             533,121       2,619,296
Large Cap Composite Portfolio (Class 1)                          290,950         922,292
Large Cap Value Portfolio (Class 1)                            5,936,200       5,326,173
Mid Cap Growth Portfolio (Class 1)                             1,749,146       3,035,429
Mid Cap Value Portfolio (Class 1)                              3,141,766       4,755,049
Small Cap Portfolio (Class 1)                                  2,898,448       3,975,399
International Equity Portfolio (Class 1)                       5,473,410       4,169,209
Diversified Fixed Income Portfolio (Class 1)                   3,194,113       4,293,508
Cash Management Portfolio (Class 1)                            9,835,492      11,777,698
Focus Growth Portfolio (Class 1)                                 842,182       4,124,697
Multi-Managed Growth Portfolio (Class 2)                      11,499,153      18,276,677
Multi-Managed Moderate Growth Portfolio (Class 2)             20,099,436      25,409,353
Multi-Managed Income/Equity Portfolio (Class 2)               17,611,582      25,456,430
Multi-Managed Income Portfolio (Class 2)                      12,935,152      19,171,031
Asset Allocation: Diversified Growth Portfolio (Class 2)      24,309,911      49,007,410
Stock Portfolio (Class 2)                                     28,329,202      37,307,338
Large Cap Growth Portfolio (Class 2)                          16,957,961      19,132,175
Large Cap Composite Portfolio (Class 2)                        6,941,018       6,863,845
Large Cap Value Portfolio (Class 2)                           26,494,774      26,562,985
Mid Cap Growth Portfolio (Class 2)                            19,895,966      22,679,371
Mid Cap Value Portfolio (Class 2)                             26,219,109      28,182,031
Small Cap Portfolio (Class 2)                                 25,861,372      30,476,822
International Equity Portfolio (Class 2)                      49,495,085      33,687,643
Diversified Fixed Income Portfolio (Class 2)                  19,669,744      27,912,488
Cash Management Portfolio (Class 2)                          100,232,877      94,100,058
Focus Growth Portfolio (Class 2)                               9,540,591      20,158,146
Focus Growth and Income Portfolio (Class 2)                   13,978,791      13,740,742
Focus Value Portfolio (Class 2)                               21,801,917      21,035,558
Focus TechNet Portfolio (Class 2)                              6,015,054      14,925,700
Multi-Managed Growth Portfolio (Class 3)                      11,007,385       4,326,696

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                           Cost of Shares   Proceeds from
Variable Accounts                                             Acquired       Shares Sold
-----------------                                          --------------   -------------
Multi-Managed Moderate Growth Portfolio (Class 3)           $ 15,863,937     $ 9,226,128
Multi-Managed Income/Equity Portfolio (Class 3)               10,746,336       7,317,587
Multi-Managed Income Portfolio (Class 3)                       8,879,259       7,283,663
Asset Allocation: Diversified Growth Portfolio (Class 3)      20,022,131      15,773,847
Stock Portfolio (Class 3)                                     19,687,434      11,792,736
Large Cap Growth Portfolio (Class 3)                          12,993,164       8,974,611
Large Cap Composite Portfolio (Class 3)                        4,079,930       2,585,083
Large Cap Value Portfolio (Class 3)                           21,792,904      13,349,538
Mid Cap Growth Portfolio (Class 3)                            13,478,159       8,050,314
Mid Cap Value Portfolio (Class 3)                             18,068,778       9,242,378
Small Cap Portfolio (Class 3)                                 14,196,557      11,095,404
International Equity Portfolio (Class 3)                      33,223,889      15,169,770
Diversified Fixed Income Portfolio (Class 3)                   9,500,162      11,518,003
Cash Management Portfolio (Class 3)                           68,229,014      44,336,213
Focus Growth Portfolio (Class 3)                               9,184,254       9,094,176
Focus Growth and Income Portfolio (Class 3)                   10,664,746       6,091,495
Focus Value Portfolio (Class 3)                               15,860,324       6,685,827
Focus TechNet Portfolio (Class 3)                              4,606,621       5,067,733
Allocation Moderate Portfolio (Class 3)                       89,803,400      12,299,720
Allocation Moderate Growth Portfolio (Class 3)               144,308,979      12,349,496
Allocation Growth Portfolio (Class 3)                        105,258,935       9,626,675
Allocation Balanced Portfolio (Class 3)                       40,048,165       8,866,043
Strategic Fixed Income Portfolio (Class 3)                    17,146,016       4,175,196

5.   SUBSEQUENT EVENT

     Effective May 1, 2007, the Separate Account changed its method of determining cost of investments sold by the Trusts from an average cost method to the first-in, first-out method. Management believes that the first-in, first-out method is more commonly used for financial reporting by separate accounts and is a preferable method of accounting. Since investments are stated at net asset value of each of the portfolios of the Trusts, which value their investment securities at fair value, the change has no impact on net assets. The change in method of determining cost of investments sold will result in a reclassification between realized gains and losses and unrealized appreciation and depreciation of investments, beginning May 1, 2007, with no impact on the total increase (decrease) in net assets from operations.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES

     A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended April 30, 2007, 2006, 2005, 2004 and 2003, follows:

                       At April 30                            For the Year Ended April 30
       ------------------------------------------   -----------------------------------------------
                    Unit Fair Value                  Expense Ratio   Investment      Total Return
                       Lowest to       Net Assets      Lowest to       Income         Lowest to
Year      Units     Highest ($) (5)       ($)         Highest (1)     Ratio (2)       Highest (3)
----   ----------   ---------------   -----------   --------------   ----------   -----------------
Growth Strategy (Class 1)
2007    3,641,651   19.88 to 20.07     73,086,521   1.40% to 1.52%      0.95%      10.63% to  10.76%
2006    4,675,056   17.97 to 18.12     84,712,002   1.40% to 1.52%      0.84%      15.10% to  15.24%
2005    6,154,039   15.61 to 15.73     96,764,870   1.40% to 1.52%      0.57%       4.96% to   5.09%
2004    7,772,716   14.87 to 14.96    116,291,111   1.40% to 1.52%      0.81%      17.04% to  17.18%
2003    8,388,728   12.71 to 12.77    107,107,897   1.40% to 1.52%      1.10%     -11.41% to -11.30%

Moderate Growth Strategy (Class 1)
2007    4,231,809   19.13 to 19.31     81,709,158   1.40% to 1.52%      1.34%      10.08% to  10.21%
2006    5,436,102   17.38 to 17.52     95,240,911   1.40% to 1.52%      1.15%      13.06% to  13.19%
2005    6,839,418   15.37 to 15.48    105,864,120   1.40% to 1.52%      0.87%       4.45% to   4.58%
2004    8,455,950   14.71 to 14.80    125,160,639   1.40% to 1.52%      1.15%      14.75% to  14.89%
2003    9,209,776   12.82 to 12.88    118,653,181   1.40% to 1.52%      1.43%      -9.35% to  -9.24%

Balanced Growth Strategy (Class 1)
2007    3,297,863   18.04 to 18.22     60,073,516   1.40% to 1.52%      2.03%       9.41% to   9.54%
2006    4,260,545   16.49 to 16.63     70,850,352   1.40% to 1.52%      1.70%       9.61% to   9.75%
2005    5,514,875   15.05 to 15.16     83,566,913   1.40% to 1.52%      1.36%       4.61% to   4.73%
2004    6,719,426   14.38 to 14.47     97,222,088   1.40% to 1.52%      1.53%      11.84% to  11.97%
2003    7,403,724   12.86 to 12.92     95,672,898   1.40% to 1.52%      1.77%      -5.99% to  -5.88%

Conservative Growth Strategy (Class 1)
2007    2,482,202   17.25 to 17.42     43,237,424   1.40% to 1.52%      2.68%       8.65% to   8.78%
2006    3,174,845   15.88 to 16.02     50,839,602   1.40% to 1.52%      2.25%       7.26% to   7.39%
2005    4,265,494   14.81 to 14.92     63,608,233   1.40% to 1.52%      1.81%       4.21% to   4.33%
2004    5,093,757   14.21 to 14.30     72,807,120   1.40% to 1.52%      1.98%       9.23% to   9.37%
2003    5,702,169   13.01 to 13.07     74,525,952   1.40% to 1.52%      2.08%      -2.90% to  -2.78%

Large Cap Growth Portfolio (Class 1)
2007    1,011,578    9.40 to 10.47     10,510,004   1.40% to 1.52%      0.00%       8.24% to   8.37%
2006    1,209,698    8.68 to  9.66     11,603,801   1.40% to 1.52%      0.33%      14.26% to  14.40%
2005    1,558,414    7.60 to  8.44     13,076,343   1.40% to 1.52%      0.00%       3.55% to   3.68%
2004    1,832,151    7.34 to  8.14     14,801,993   1.40% to 1.52%      0.00%      19.05% to  19.20%
2003    1,955,050    6.16 to  6.83     13,238,748   1.40% to 1.52%      0.00%     -14.15% to -14.04%

Large Cap Composite Portfolio (Class 1)
2007      304,609   10.74 to 11.75      3,569,028   1.40% to 1.52%      0.50%      12.82% to  12.95%
2006      359,661    9.52 to 10.40      3,730,227   1.40% to 1.52%      0.70%      12.54% to  12.68%
2005      469,827    8.46 to  9.23      4,328,593   1.40% to 1.52%      0.22%       4.09% to   4.22%
2004      554,166    8.13 to  8.86      4,898,313   1.40% to 1.52%      0.19%      18.48% to  18.62%
2003      604,695    6.86 to  7.47      4,502,484   1.40% to 1.52%      0.34%     -15.98% to -15.88%

Large Cap Value Portfolio (Class 1)
2007    1,079,612   16.03 to 16.85     18,159,582   1.40% to 1.52%      0.93%      15.52% to  15.66%
2006    1,069,572   13.88 to 14.57     15,556,159   1.40% to 1.52%      0.93%      15.44% to  15.58%
2005    1,112,414   12.02 to 12.60     14,000,876   1.40% to 1.52%      0.78%       7.48% to   7.61%
2004    1,184,464   11.18 to 11.71     13,848,855   1.40% to 1.52%      0.85%      23.56% to  23.71%
2003    1,223,417    9.05 to  9.47     11,563,105   1.40% to 1.52%      0.30%     -16.47% to -16.37%

Mid Cap Growth Portfolio (Class 1)
2007      708,928   18.14 to 19.88     14,021,359   1.40% to 1.52%      0.00%       8.23% to   8.36%
2006      826,124   16.77 to 18.35     15,069,917   1.40% to 1.52%      0.00%      30.19% to  30.35%
2005      934,224   12.88 to 14.08     13,073,202   1.40% to 1.52%      0.00%       1.75% to   1.87%
2004    1,069,700   12.66 to 13.82     14,699,391   1.40% to 1.52%      0.00%      34.27% to  34.43%
2003    1,117,955    9.43 to 10.28     11,426,013   1.40% to 1.52%      0.00%     -15.93% to -15.83%

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)

                         At April 30                            For the Year Ended April 30
       --------------------------------------------   -----------------------------------------------
                     Unit Fair Value                   Expense Ratio   Investment      Total Return
                        Lowest to        Net Assets      Lowest to       Income         Lowest to
Year      Units      Highest ($) (5)        ($)         Highest (1)     Ratio (2)      Highest (3)
----   ----------   -----------------   -----------   --------------   ----------   -----------------
Mid Cap Value Portfolio (Class 1)
2007      603,383   27.25 to 27.87       16,807,531   1.40% to 1.52%      0.67%      16.63% to  16.77%
2006      724,987   23.37 to 23.87       17,291,562   1.40% to 1.52%      0.61%      19.76% to  19.91%
2005      766,979   19.51 to 19.91       15,254,845   1.40% to 1.52%      0.42%      14.62% to  14.76%
2004      784,173   17.02 to 17.35       13,592,602   1.40% to 1.52%      0.71%      31.22% to  31.38%
2003      834,622   12.97 to 13.20       11,011,900   1.40% to 1.52%      0.20%     -15.80% to -15.69%

Small Cap Portfolio (Class 1)
2007      706,806   13.34 to 13.96        9,851,397   1.40% to 1.52%      0.00%       7.38% to   7.51%
2006      815,332   12.42 to 12.99       10,567,275   1.40% to 1.52%      0.00%      24.42% to  24.57%
2005      874,189    9.98 to 10.42        9,092,797   1.40% to 1.52%      0.00%      -0.27% to  -0.14%
2004    1,048,562   10.01 to 10.44       10,920,489   1.40% to 1.52%      0.00%      28.41% to  28.57%
2003    1,068,628    7.80 to  8.12        8,656,121   1.40% to 1.52%      0.00%     -22.59% to -22.50%

International Equity Portfolio (Class 1)
2007    1,212,296   12.21 to 13.19       15,943,006   1.40% to 1.52%      0.59%      14.50% to  14.64%
2006    1,136,838   10.67 to 11.51       13,037,757   1.40% to 1.52%      0.50%      32.68% to  32.84%
2005    1,000,040    8.04 to  8.66        8,630,369   1.40% to 1.52%      1.22%      10.01% to  10.14%
2004    1,000,273    7.31 to  7.86        7,843,631   1.40% to 1.52%      1.00%      34.15% to  34.31%
2003      990,752    5.45 to  5.85        5,783,950   1.40% to 1.52%      0.42%     -24.84% to -24.75%

Diversified Fixed Income Portfolio (Class 1)
2007      736,309   12.26 to 12.54        9,210,202   1.40% to 1.52%      3.00%       5.16% to   5.28%
2006      838,257   11.66 to 11.91        9,967,288   1.40% to 1.52%      3.07%      -1.83% to  -1.71%
2005      986,652   11.88 to 12.11       11,941,602   1.40% to 1.52%      3.02%       3.08% to   3.20%
2004    1,056,123   11.53 to 11.74       12,385,587   1.40% to 1.52%      2.45%      -0.42% to  -0.30%
2003    1,489,314   11.57 to 11.77       17,520,349   1.40% to 1.52%      0.48%       7.55% to   7.68%

Cash Management Portfolio (Class 1)
2007      440,696   11.09 to 11.22        4,943,288   1.40% to 1.52%      1.71%       3.26% to   3.39%
2006      617,132   10.74 to 10.85        6,695,478   1.40% to 1.52%      1.08%       1.76% to   1.91%
2005      401,782   10.56 to 10.65        4,277,354   1.40% to 1.52%      0.27%      -0.38% to  -0.25%
2004      303,221   10.60 to 10.67        3,235,873   1.40% to 1.52%      0.81%      -1.23% to  -1.09%
2003      547,327   10.73 to 10.79        5,904,008   1.40% to 1.52%      1.32%      -0.75% to  -0.61%

Focus Growth Portfolio (Class 1)
2007      540,764    7.90 to 8.44         4,563,528   1.40% to 1.52%      0.00%       3.08% to   3.21%
2006      958,186    7.66 to 8.18         7,824,198   1.40% to 1.52%      0.00%      19.41% to  19.55%
2005      923,917    6.42 to 6.84         6,310,171   1.40% to 1.52%      0.00%      -4.68% to  -4.56%
2004    1,101,057    6.73 to 7.17         7,873,424   1.40% to 1.52%      0.00%      27.97% to  28.12%
2003    1,099,996    5.26 to 5.60         6,135,879   1.40% to 1.52%      0.00%     -15.11% to -15.00%

Growth Strategy (Class 2)
2007    8,529,211   19.46 to 19.87 (6)  167,891,954   1.40% to 1.95%      0.84%       9.99% to  10.60%
2006    9,362,205   17.69 to 17.96 (6)  166,864,108   1.40% to 1.95%      0.72%      14.44% to  15.07%
2005    9,835,559   15.46 to 15.61 (6)  152,584,844   1.40% to 1.95%      0.47%       4.36% to   4.93%
2004   10,609,338   14.82 to 14.88 (6)  157,034,208   1.40% to 1.95%      0.72%      16.37% to  17.01%
2003    8,295,545   12.64 to 12.81      105,045,110   1.40% to 1.95%      1.10%     -12.01% to -11.43%

Moderate Growth Strategy (Class 2)
2007   17,928,639   18.55 to 19.12      339,013,457   1.40% to 1.95%      1.22%       9.44% to  10.05%
2006   18,809,158   16.95 to 17.38      323,750,865   1.40% to 1.95%      1.04%      12.40% to  13.02%
2005   19,474,266   15.08 to 15.37      297,104,115   1.40% to 1.95%      0.78%       3.85% to   4.42%
2004   19,965,290   14.52 to 14.72      292,196,592   1.40% to 1.95%      1.07%      14.09% to  14.72%
2003   15,373,923   12.73 to 12.83      196,419,224   1.40% to 1.95%      1.49%      -9.89% to  -9.40%

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)

                        At April 30                             For the Year Ended April 30
       --------------------------------------------   -----------------------------------------------
                     Unit Fair Value                   Expense Ratio   Investment      Total Return
                        Lowest to        Net Assets      Lowest to       Income         Lowest to
Year      Units      Highest ($) (5)        ($)         Highest (1)     Ratio (2)      Highest (3)
----   ----------   -----------------   -----------   --------------   ----------   -----------------
Balanced Growth Strategy (Class 2)
2007   15,215,820   17.55 to 18.04      271,616,802   1.40% to 1.95%      1.93%        8.78% to  9.38%
2006   16,691,709   16.13 to 16.49      272,827,560   1.40% to 1.95%      1.60%        8.98% to  9.58%
2005   17,959,634   14.80 to 15.05      268,333,908   1.40% to 1.95%      1.26%        4.00% to  4.57%
2004   18,767,867   14.23 to 14.39      268,615,260   1.40% to 1.95%      1.48%       11.20% to 11.81%
2003   14,002,893   12.79 to 12.87      179,524,903   1.40% to 1.95%      1.79%       -6.55% to -6.03%

Conservative Growth Strategy (Class 2)
2007   10,031,987   16.91 to 17.25 (6)  171,328,981   1.40% to 1.95%      2.59%       8.03% to   8.62%
2006   11,328,500   15.66 to 15.88 (6)  178,433,039   1.40% to 1.95%      2.11%       6.64% to   7.23%
2005   13,019,391   14.68 to 14.81 (6)  191,535,454   1.40% to 1.95%      1.70%       3.61% to   4.18%
2004   13,601,996   14.17 to 14.21 (6)  192,367,449   1.40% to 1.95%      1.92%       8.61% to   9.21%
2003   11,312,263   12.93 to 13.11      146,699,325   1.40% to 1.95%      2.13%      -3.46% to  -2.94%

Large Cap Growth Portfolio (Class 2)
2007    9,540,444   10.08 to 10.37       97,839,348   1.40% to 1.95%      0.00%       7.61% to   8.21%
2006    9,613,326    9.37 to  9.58       91,255,815   1.40% to 1.95%      0.20%      13.61% to  14.23%
2005    9,062,550    8.25 to  8.39       75,431,698   1.40% to 1.95%      0.00%       2.97% to   3.53%
2004    8,958,148    8.01 to  8.10       72,131,748   1.40% to 1.95%      0.00%      18.37% to  19.02%
2003    6,679,182    6.77 to  6.81       45,250,524   1.40% to 1.95%      0.00%     -14.64% to -14.18%

Large Cap Composite Portfolio (Class 2)
2007    3,122,442   11.35 to 11.64       35,977,853   1.40% to 1.95%      0.37%      12.16% to  12.78%
2006    3,076,368   10.12 to 10.32       31,480,171   1.40% to 1.95%      0.58%      11.89% to  12.51%
2005    3,116,579    9.04 to  9.17 (6)   28,390,627   1.40% to 1.95%      0.10%       3.50% to   4.06%
2004    3,143,934    8.74 to  8.81 (6)   27,564,090   1.40% to 1.95%      0.07%      17.80% to  18.45%
2003    2,472,403    7.39 to  7.45       18,323,498   1.40% to 1.95%      0.20%     -16.46% to -16.00%

Large Cap Value Portfolio (Class 2)
2007    8,163,520   15.81 to 16.69      133,918,680   1.40% to 1.95%      0.79%      14.86% to  15.49%
2006    8,371,478   13.76 to 14.45      119,267,820   1.40% to 1.95%      0.80%      14.78% to  15.41%
2005    8,662,073   11.99 to 12.52      107,244,514   1.40% to 1.95%      0.68%       6.87% to   7.45%
2004    7,891,730   11.22 to 11.65       91,234,932   1.40% to 1.95%      0.75%      22.85% to  23.52%
2003    6,106,189    9.13 to  9.43       57,267,796   1.40% to 1.95%      0.27%     -16.95% to -16.50%

Mid Cap Growth Portfolio (Class 2)
2007    4,958,300   19.25 to 19.69       96,678,366   1.40% to 1.95%      0.00%       7.60% to   8.19%
2006    5,413,912   17.89 to 18.20       97,719,057   1.40% to 1.95%      0.00%      29.44% to  30.15%
2005    5,145,797   13.82 to 13.78 (6)   71,468,422   1.40% to 1.95%      0.00%       1.17% to   1.72%
2004    5,124,765   13.66 to 13.75 (6)   70,053,839   1.40% to 1.95%      0.00%      33.50% to  34.23%
2003    3,521,157   10.18 to 10.28       35,910,398   1.40% to 1.95%      0.00%     -16.40% to -15.95%

Mid Cap Value Portfolio (Class 2)
2007    4,895,382   25.33 to 27.61      131,942,621   1.40% to 1.95%      0.53%      15.96% to  16.59%
2006    5,401,784   21.84 to 23.68      125,363,809   1.40% to 1.95%      0.46%      19.07% to  19.73%
2005    5,691,824   18.34 to 19.78      110,814,485   1.40% to 1.95%      0.32%      13.96% to  14.59%
2004    4,849,209   16.10 to 17.26       82,845,283   1.40% to 1.95%      0.60%      30.47% to  31.19%
2003    3,753,592   12.34 to 13.16       49,036,878   1.40% to 1.95%      0.16%     -16.27% to -15.82%

Small Cap Portfolio (Class 2)
2007    5,915,090   13.48 to 13.83       81,026,612   1.40% to 1.95%      0.00%       6.76% to   7.35%
2006    6,471,911   12.63 to 12.88       82,694,327   1.40% to 1.95%      0.00%      23.70% to  24.38%
2005    6,102,359   10.21 to 10.36 (6)   62,783,384   1.40% to 1.95%      0.00%      -0.84% to  -0.29%
2004    5,957,810   10.30 to 10.39 (6)   61,539,737   1.40% to 1.95%      0.00%      27.67% to  28.37%
2003    3,845,782    8.04 to  8.12       30,985,906   1.40% to 1.95%      0.00%     -23.03% to -22.61%

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)

                        At April 30                               For the Year Ended April 30
       --------------------------------------------   --------------------------------------------------
                     Unit Fair Value                   Expense Ratio   Investment      Total Return
                        Lowest to        Net Assets      Lowest to       Income         Lowest to
Year      Units      Highest ($) (5)        ($)         Highest (1)     Ratio (2)      Highest (3)
----   ----------   -----------------   -----------   --------------   ----------   --------------------
International Equity Portfolio (Class 2)
2007   12,448,342   12.75 to 13.05      160,936,167   1.40% to 1.95%      0.46%        13.84% to  14.47%
2006   11,388,257   11.20 to 11.40      128,870,052   1.40% to 1.95%      0.38%        31.92% to  32.64%
2005    9,957,879    8.49 to  8.60 (6)   85,111,831   1.40% to 1.95%      1.10%         9.38% to   9.98%
2004    7,613,301    7.76 to  7.82 (6)   59,260,099   1.40% to 1.95%      0.88%        33.38% to  34.10%
2003    5,179,868    5.80 to  5.83       30,120,703   1.40% to 1.95%      0.23%       -25.25% to -24.96%

Diversified Fixed Income Portfolio (Class 2)
2007    8,264,766   11.76 to 12.42      100,961,977   1.40% to 1.95%      2.88%         4.55% to   5.13%
2006    9,069,350   11.25 to 11.81      105,605,696   1.40% to 1.95%      2.97%        -2.40% to  -1.86%
2005   10,457,794   11.53 to 12.04      124,451,319   1.40% to 1.95%      2.94%         2.49% to   3.05%
2004   11,202,717   11.25 to 11.68      129,845,199   1.40% to 1.95%      2.22%        -0.99% to  -0.45%
2003   12,205,305   11.36 to 11.73      142,395,670   1.40% to 1.95%      0.47%         6.97% to   7.52%

Cash Management Portfolio (Class 2)
2007    4,251,568   10.81 to 11.11       46,784,030   1.40% to 1.95%      1.87%         2.66% to   3.23%
2006    3,669,725   10.52 to 10.76       39,177,156   1.40% to 1.95%      0.89%         1.19% to   1.75%
2005    5,187,723   10.40 to 10.58       54,495,028   1.40% to 1.95%      0.17%        -0.94% to  -0.40%
2004    4,648,052   10.50 to 10.62       49,137,559   1.40% to 1.95%      0.62%        -1.78% to  -1.24%
2003    4,668,834   10.68 to 10.76       50,041,649   1.40% to 1.95%      1.30%        -1.28% to  -0.76%

Focus Growth Portfolio (Class 2)
2007    7,724,963    8.14 to  8.36       63,978,114   1.40% to 1.95%      0.00%         2.50% to   3.07%
2006    8,934,171    7.94 to  8.12       71,917,928   1.40% to 1.95%      0.00%        18.72% to  19.37%
2005    9,539,037    6.69 to  6.80 (6)   64,423,382   1.40% to 1.95%      0.00%        -5.22% to  -4.70%
2004    9,361,514    7.06 to  7.13 (6)   66,439,046   1.40% to 1.95%      0.00%        27.24% to  27.94%
2003    6,602,801    5.54 to  5.59       36,675,271   1.40% to 1.95%      0.00%       -15.59% to -15.13%

Focus Growth and Income Portfolio (Class 2)
2007    4,567,315   11.53 to 11.88 (6)   52,503,782   1.40% to 1.95%      0.87%        12.22% to  12.83%
2006    4,767,365   10.27 to 10.53 (6)   48,653,637   1.40% to 1.95%      0.21%        14.99% to  15.62%
2005    5,289,872    8.93 to  9.10 (6)   46,705,858   1.40% to 1.95%      0.00%         0.11% to   0.66%
2004    5,668,168    8.92 to  9.04 (6)   49,667,898   1.40% to 1.95%      0.00%        20.45% to  21.12%
2003    3,072,999    7.10 to  7.47       22,237,737   1.40% to 1.95%      0.00%       -13.01% to -12.53%

Focus Value Portfolio (Class 2)
2007    4,617,631   18.90 to 19.58       89,582,012   1.40% to 1.95%      0.32%        20.37% to  21.04%
2006    4,617,687   15.70 to 16.18       74,141,163   1.40% to 1.95%      0.07%        18.51% to  19.16%
2005    4,729,943   13.25 to 13.58       63,830,283   1.40% to 1.95%      0.67%         9.95% to  10.55%
2004    3,898,970   12.05 to 12.28       47,700,345   1.40% to 1.95%      0.00%        29.60% to  30.31%
2003    2,235,185    9.30 to  9.44       21,014,443   1.40% to 1.95%      1.08%       -12.72% to -12.24%

Focus TechNet Portfolio (Class 2)
2007    4,519,359    5.14 to  5.29 (6)   24,494,893   1.40% to 1.95%      0.00%        -2.54% to  -2.00%
2006    6,379,660    5.27 to  5.39 (6)   35,612,700   1.40% to 1.95%      0.00%        29.38% to  30.08%
2005    6,167,482    4.07 to  4.15 (6)   26,595,288   1.40% to 1.95%      0.00%        -3.99% to  -3.45%
2004    6,441,127    4.24 to  4.29 (6)   28,955,179   1.40% to 1.95%      0.00%        52.52% to  53.36%
2003    3,656,127    2.78 to  3.09       10,693,989   1.40% to 1.95%      0.00%       -15.57% to -15.12%

Growth Strategy (Class 3)
2007    3,990,851   19.30 to 19.81 (6)   78,701,288   1.15% to 2.05%      0.76%     11.20%(9) to 12.18% (7)(9)
2006    3,286,645   17.30 to 17.93 (6)   58,674,984   1.40% to 1.95%      0.64%        14.33% to 14.95%
2005    2,403,864   15.13 to 15.60 (6)   37,340,154   1.40% to 1.95%      0.43%         4.24% to  4.82%
2004      720,543   14.51 to 14.88 (6)   10,671,640   1.40% to 1.95%      0.20%         4.41% to 15.51% (7)
2003        2,839   12.57 to 12.81           36,337   1.55% to 1.95%      0.05%      2.09%(4) to  4.11% (4)

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)

                        At April 30                                 For the Year Ended April 30
       -------------------------------------------   ---------------------------------------------------------
                     Unit Fair Value                  Expense Ratio   Investment          Total Return
                        Lowest to       Net Assets      Lowest to       Income             Lowest to
Year      Units      Highest ($) (5)       ($)         Highest (1)     Ratio (2)           Highest (3)
----   ----------   ----------------   -----------   --------------   ----------   ---------------------------
Moderate Growth Strategy (Class 3)
2007    7,269,849   18.60 to 19.08 (6) 137,723,350   1.15% to 2.05%      1.16%     10.14% (9) to 11.14% (7)(9)
2006    6,692,848   16.70 to 17.34     115,418,785   1.40% to 1.95%      0.98%        12.29%  to 12.91%
2005    5,373,257   14.87 to 15.36      82,125,336   1.40% to 1.95%      0.76%         3.73%  to 4.31%
2004    1,716,904   14.34 to 14.73      25,167,840   1.40% to 1.95%      0.26%         3.65%  to 14.01% (7)
2003       17,478   12.58 to 12.82         223,550   1.55% to 1.95%      0.00%      2.09% (4) to  4.06% (4)

Balanced Growth Strategy (Class 3)
2007    5,926,450   17.54 to 18.01 (6) 105,631,927   1.15% to 2.05%      1.86%      8.41% (9) to  9.36% (7)(9)
2006    5,786,033   15.93 to 16.45      94,463,664   1.40% to 1.95%      1.51%         8.87%  to  9.47%
2005    5,135,222   14.64 to 15.03      76,653,458   1.40% to 1.95%      1.31%         3.88%  to  4.46%
2004    1,634,224   14.09 to 14.39      23,311,741   1.40% to 1.95%      1.05%         3.31%  to 11.12% (7)
2003       32,509   12.68 to 12.84         415,754   1.55% to 1.95%      0.00%      2.54% (4) to  3.84% (4)

Conservative Growth Strategy (Class 3)
2007    3,263,638   16.74 to 17.19 (6)  55,818,982   1.15% to 2.05%      2.57%      6.97% (9) to  7.97% (7)(9)
2006    3,299,123   15.37 to 15.84 (6)  52,049,128   1.40% to 1.95%      2.04%         6.54%  to  7.12%
2005    3,032,263   14.43 to 14.78 (6)  44,705,045   1.40% to 1.95%      1.82%         3.50%  to  4.07%
2004    1,159,282   13.94 to 14.21 (6)  16,435,218   1.40% to 1.95%      1.19%         2.39%  to  8.25% (7)
2003        2,500   12.88 to 13.13          32,812   1.55% to 1.95%      0.07%      2.04% (4) to  4.04% (4)

Large Cap Growth Portfolio (Class 3)
2007    4,481,498   10.06 to 10.33 (6)  46,051,907   1.15% to 2.05%      0.00%     10.27% (9) to 11.28% (7)(9)
2006    3,988,505    9.28 to  9.56      37,944,471   1.40% to 1.95%      0.12%        13.49%  to 14.11%
2005    2,938,773    8.18 to  8.38      24,521,219   1.40% to 1.95%      0.00%         2.87%  to 3.43%
2004      885,941    7.95 to  8.10       7,147,072   1.40% to 1.95%      0.00%         6.22%  to 18.22% (7)
2003        7,268    6.73 to  6.82          49,212   1.55% to 1.95%      0.00%      2.17% (4) to  3.53% (4)

Large Cap Composite Portfolio (Class 3)
2007    1,239,119   11.30 to 11.59 (6)  14,301,129   1.15% to 2.05%      0.28%     11.90% (9) to 12.92% (7)(9)
2006    1,084,315    9.91 to 10.30      11,110,980   1.40% to 1.95%      0.50%        11.78%  to 12.40%
2005      806,657    8.87 to  9.16       7,357,615   1.40% to 1.95%      0.00%         3.40%  to 3.96%
2004      297,454    8.58 to  8.81       2,612,628   1.40% to 1.95%      0.01%         4.81%  to 17.06% (7)
2003          309    7.33 to  7.46           2,299   1.55% to 1.95%      0.04%      1.86% (4) to  3.62% (4)

Large Cap Value Portfolio (Class 3)
2007    3,453,198   16.25 to 16.65 (6)  56,682,162   1.15% to 2.05%      0.70%     13.12% (9) to 13.90% (7)(9)
2006    2,972,081   13.67 to 14.41      42,392,753   1.40% to 1.95%      0.72%        14.66%  to 15.29%
2005    2,265,870   11.93 to 12.50      28,080,226   1.40% to 1.95%      0.62%         6.77%  to 7.36%
2004      616,248   11.17 to 11.65       7,114,625   1.40% to 1.95%      0.23%         7.16%  to 22.72% (7)
2003        5,431    9.10 to  9.22          49,751   1.55% to 1.95%      0.01%      3.90% (4) to  5.21% (4)

Mid Cap Growth Portfolio (Class 3)
2007    2,459,478   19.17 to 19.66 (6)  48,033,275   1.15% to 2.05%      0.00%     15.32% (9) to 16.14% (7)(9)
2006    2,289,525   17.68 to 18.17      41,386,023   1.40% to 1.95%      0.00%        29.31%  to 30.02%
2005    1,725,705   13.67 to 13.97 (6)  24,007,901   1.40% to 1.95%      0.00%         1.07%  to  1.63%
2004      543,723   13.53 to 13.75 (6)   7,442,389   1.40% to 1.95%      0.00%         5.73%  to 33.33% (7)
2003        4,200   10.14 to 10.28          43,086   1.55% to 1.95%      0.00%      6.55% (4) to  7.99% (4)

Mid Cap Value Portfolio (Class 3)
2007    2,188,307   26.82 to 27.49 (6)  58,904,382   1.15% to 2.05%      0.44%     17.12% (9) to 18.02% (7)(9)
2006    1,997,371   21.53 to 23.62      46,281,114   1.40% to 1.95%      0.38%        18.96%  to 19.61%
2005    1,492,345   18.10 to 19.75      29,054,970   1.40% to 1.95%      0.22%        13.86%  to 14.49%
2004      398,183   15.90 to 17.25       6,773,706   1.40% to 1.95%      0.16%         9.50%  to 30.24% (7)
2003        3,543   12.21 to 12.42          43,996   1.55% to 1.95%      0.00%      2.81% (4) to  4.60% (4)

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)

                        At April 30                                 For the Year Ended April 30
       -------------------------------------------   ---------------------------------------------------------
                     Unit Fair Value                  Expense Ratio   Investment          Total Return
                        Lowest to       Net Assets      Lowest to       Income             Lowest to
Year      Units      Highest ($) (5)       ($)         Highest (1)     Ratio (2)           Highest (3)
----   ----------   ----------------   -----------   --------------   ----------   ---------------------------
Small Cap Portfolio (Class 3)
2007    3,074,154   13.47 to 13.79 (6)  42,166,349   1.15% to 2.05%      0.00%     12.27% (9) to 12.97% (7)(9)
2006    2,924,935   12.47 to 12.85      37,438,854   1.40% to 1.95%      0.00%        23.58%  to 24.26%
2005    2,268,515   10.09 to 10.34 (6)  23,377,830   1.40% to 1.95%      0.00%        -0.93%  to -0.38%
2004      677,642   10.19 to 10.38 (6)   7,010,238   1.40% to 1.95%      0.00%         1.57%  to 27.38% (7)
2003        3,121    8.00 to  8.13          25,364   1.55% to 1.95%      0.00%      4.34% (4) to  6.05% (4)

International Equity Portfolio (Class 3)
2007    5,439,653   12.68 to 13.02 (6)  70,282,123   1.15% to 2.05%      0.38%     15.57% (9) to 16.64% (7)(9)
2006    3,978,195   11.05 to 11.38      45,021,340   1.40% to 1.95%      0.30%        31.78%  to 32.51%
2005    2,763,283    8.39 to  8.59      23,626,162   1.40% to 1.95%      1.09%         9.28%  to  9.88%
2004      722,860    7.68 to  7.82       5,629,172   1.40% to 1.95%      0.28%        11.21%  to 33.25% (7)
2003       10,162    5.76 to  5.83          59,092   1.55% to 1.95%      0.00%     -2.09% (4) to -0.89% (4)

Diversified Fixed Income Portfolio (Class 3)
2007    2,802,347   12.09 to 12.38 (6)  34,122,826   1.15% to 2.05%      2.84%      2.36% (9) to  2.81% (7)(9)
2006    3,012,477   11.26 to 11.79      34,930,562   1.40% to 1.95%      2.84%        -2.50%  to -1.96%
2005    2,672,785   11.55 to 12.03      31,684,920   1.40% to 1.95%      3.06%         2.39%  to  2.95%
2004      845,644   11.28 to 11.68       9,739,997   1.40% to 1.95%      1.33%        -0.73%  to -1.08% (7)
2003      151,344   11.40 to 11.42       1,727,262   1.55% to 1.95%      0.00%      2.14% (4) to  2.26% (4)

Cash Management Portfolio (Class 3)
2007    3,452,585   10.84 to 11.07 (6)  37,973,714   1.15% to 2.05%      1.69%      1.47% (9) to  2.03% (7)(9)
2006    1,254,605   10.53 to 10.74      13,390,024   1.40% to 1.95%      0.82%         1.10%  to  1.65%
2005    1,160,549   10.41 to 10.56      12,194,941   1.40% to 1.95%      0.09%        -1.05%  to -0.50%
2004      618,067   10.52 to 10.61       6,541,352   1.40% to 1.95%      0.52%        -0.62%  to -1.97% (7)
2003       23,143   10.74 to 10.75         248,498   1.55% to 1.95%      0.00%     -0.77% (4) to -0.65% (4)

Focus Growth Portfolio (Class 3)
2007    3,933,816    8.14 to  8.35 (6)  32,637,280   1.15% to 2.05%      0.00%     13.49% (9) to 14.53% (7)(9)
2006    3,839,654    7.77 to  8.10      30,961,443   1.40% to 1.95%      0.00%        18.60%  to 19.26%
2005    3,134,538    6.55 to  6.79 (6)  21,200,125   1.40% to 1.95%      0.00%        -5.32%  to -4.80%
2004    1,197,522    6.92 to  7.13 (6)   8,510,091   1.40% to 1.95%      0.00%         3.95%  to 26.03% (7)
2003        1,179    5.49 to  5.59           6,577   1.55% to 1.95%      0.00%      3.00% (4) to  4.86% (4)

Focus Growth and Income Portfolio (Class 3)
2007    3,024,741   11.00 to 11.85      35,214,601   1.15% to 2.05%      0.78%     12.27% (9) to 13.51% (7)(9)
2006    2,736,422   10.11 to 10.51 (6)  28,200,644   1.40% to 1.95%      0.12%        14.87%  to 15.51%
2005    2,458,873    8.80 to  9.10 (6)  21,925,296   1.40% to 1.95%      0.00%         0.01%  to 0.56%
2004    1,023,866    8.80 to  9.05 (6)   9,056,300   1.40% to 1.95%      0.00%         3.49%  to 19.89% (7)
2003       10,294    7.34 to  7.47          76,908   1.55% to 1.95%      0.00%      5.34% (4) to  7.20% (4)

Focus Value Portfolio (Class 3)
2007    2,441,505   19.03 to 19.53 (6)  47,290,138   1.15% to 2.05%      0.24%     13.93% (9) to 14.87% (7)(9)
2006    1,931,692   15.48 to 16.14      30,982,110   1.40% to 1.95%      0.00%        18.39%  to 19.04%
2005    1,526,633   13.07 to 13.56      20,591,059   1.40% to 1.95%      0.63%         9.84%  to 10.45%
2004      449,774   11.90 to 12.28       5,497,137   1.40% to 1.95%      0.00%         5.59%  to 28.97% (7)
2003        1,793    9.23 to  9.37          16,771   1.55% to 1.95%      0.04%      9.36% (4) to 11.01% (4)

Focus TechNet Portfolio (Class 3)
2007    3,356,007    5.27 to  5.73 (6)  17,936,295   1.15% to 2.05%      0.00%      8.97% (9) to  9.48% (7)(9)
2006    3,520,360    5.19 to  5.38 (6)  19,308,090   1.40% to 1.95%      0.00%        29.24%  to 29.95%
2005    2,656,623    4.02 to  4.14 (6)  11,262,544   1.40% to 1.95%      0.00%        -4.11%  to -3.55%
2004    1,038,166    4.19 to  4.29       4,580,878   1.40% to 1.95%      0.00%        11.26%  to 51.38% (7)
2003          127    2.77 to  2.81             354   1.55% to 1.95%      0.00%     14.71% (4) to 16.36% (4)

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)

                        At April 30                                 For the Year Ended April 30
       -------------------------------------------   ---------------------------------------------------------
                     Unit Fair Value                  Expense Ratio   Investment           Total Return
                        Lowest to       Net Assets      Lowest to       Income              Lowest to
Year      Units      Highest ($) (5)       ($)         Highest (1)     Ratio (2)            Highest (3)
----   ----------   ----------------   -----------   --------------   ----------   ---------------------------
Allocation Moderate Portfolio (Class 3)
2007   14,047,507   11.86 to 12.06     168,505,737   1.15% to 2.05%      0.00%     9.47% (9) to 10.58% (7)(9)
2006    6,902,373   10.89 to 10.97      75,547,043   1.40% to 1.95%      1.16%       12.54%  to 13.16%
2005      906,466    9.68 to  9.69       8,781,684   1.40% to 1.95%      0.00%     -3.20%(8) to -3.09%(8)
2004           --               --              --              --         --                      --
2003           --               --              --              --         --                      --

Allocation Moderate Growth Portfolio (Class 3)
2007   21,715,335   12.25 to 12.44     268,747,357   1.15% to 2.05%      0.00%     11.26% (9) to 12.22% (7)(9)
2006    9,886,182   11.15 to 11.22     110,723,237   1.40% to 1.95%      0.85%         15.81% to 16.45%
2005      753,392    9.63 to  9.64       7,258,771   1.40% to 1.95%      0.00%      -3.74%(8) to -3.62%(8)
2004           --               --              --              --         --                      --
2003           --               --              --              --         --                      --

Allocation Growth Portfolio (Class 3)
2007   14,573,917   12.67 to 12.85     186,305,942   1.15% to 2.05%      0.00%     12.93% (9) to 13.79% (7)(9)
2006    6,179,665   11.42 to 11.50      70,929,729   1.40% to 1.95%      0.46%         19.44% to 20.10%
2005      793,312    9.56 to  9.58 (6)   7,594,005   1.40% to 1.95%      0.00%     -4.35% (8) to -4.24%(8)
2004           --               --              --              --         --                       --
2003           --               --              --              --         --                       --

Allocation Balanced Portfolio (Class 3)
2007    6,854,382   11.45 to 11.62      79,361,564   1.15% to 2.05%      0.00%      7.75% (9) to  8.62% (7)(9)
2006    3,942,190   10.62 to 10.69      42,060,300   1.40% to 1.95%      1.48%          9.09% to  9.68%
2005      818,684    9.74 to  9.75       7,979,266   1.40% to 1.95%      0.00%      -2.62%(8) to -2.51%(8)
2004           --               --              --              --         --                      --
2003           --               --              --              --         --                      --

Strategic Fixed Income Portfolio (Class 3)
2007    2,172,149   10.80 to 10.99      23,749,299   1.15% to 2.05%      3.91%     4.30% (9) to  5.37% (7)(9)
2006      977,564   10.14 to 10.22       9,971,624   1.40% to 1.95%      2.80%         5.05% to  5.69%
2005      271,085    9.65 to  9.67       2,620,058   1.40% to 1.95%      0.00%     -3.45%(8) to -3.26%(8)
2004           --               --              --              --         --                      --
2003           --               --              --              --         --                      --

(1) These amounts represent the annualized contract expenses of the variable account, consisting of mortality and expense charges and distribution charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see footnote 3.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges and distribution charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. In 2004, the Separate Account adopted SOP 03-5, Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies (the "SOP"). In accordance with the SOP, the total return range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year. Prior to 2004, the total return range of minimum and maximum values was calculated independently of the product groupings that produced the lowest and highest expense ratio.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)

(4)  For the period from November 11, 2002 (inception) to April 30, 2003.

(5) In 2004, in accordance with the SOP, the unit fair value range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions. Prior to 2004, the unit fair value range of minimum and maximum values was calculated independently of the product grouping that produced the lowest and highest expense ratio.

(6) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(7) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

(8)  For the period from February 14, 2005 (inception) to April 30, 2005.

(9)  For the period from September 5, 2006 (inception) to April 30, 2007.

                          PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included or incorporated by reference herein, as indicated below, to this Registration Statement:

The following financial statements of Variable Annuity Account Five are included herein:

     -   Report of Independent Registered Public Accounting Firm


     -   Statement of Assets and Liabilities as of April 30, 2007



     -   Schedule of Portfolio Investments as of April 30, 2007



     -   Statement of Operations for the year ended April 30, 2007



     - Statement of Changes in Net Assets for the years ended April 30, 2007 and 2006



     -   Notes to Financial Statements


The following consolidated financial statements of AIG SunAmerica Life Assurance Company are incorporated by reference to Form N-4, Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940, File Nos. 333-137827 and 811-07727, filed on April 25, 2007, Accession No. 0000950148-07-000095:

     -   Report of Independent Registered Public Accounting Firm

     -   Consolidated Balance Sheet as of December 31, 2006 and 2005

     - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2006, 2005 and 2004

     - Consolidated Statement of Cash Flows for the years ended December 31, 2006, 2005 and 2004

     -   Notes to Consolidated Financial Statements

(b) Exhibits


(1)   Resolutions Establishing Separate Account........................   1
(2)   Custody Agreements...............................................   Not Applicable
(3)   (a)  Form of Distribution Contract...............................   1
      (b)  Form of Selling Agreement...................................   1
(4)   (a)  Variable Annuity Contract...................................   3
      (b)  Endorsement.................................................   3
      (c)  Optional Death Benefit Enhancement Endorsement
           (EstatePlus)................................................   2
      (d)  Death Benefit Endorsement...................................   6
      (e)  Maximum Anniversary Value Optional Death Benefit............   6
      (f)  Purchase Payment Accumulation Optional Death Benefit
           Endorsement.................................................   6
(5)   (a)  Application for Contract....................................   3
      (b)  Participant Enrollment Form.................................   5
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation of Depositor
           dated December 19, 2001.....................................   4
      (b)  Articles of Amendment to the Amended and Restated Articles
           of Incorporation dated September 30, 2002...................   5
      (c)  Amended and Restated By-Laws dated December 19, 2001........   4
(7)   Reinsurance Contract.............................................   Not Applicable
(8)   Material Contracts
      (a)  Seasons Series Trust Form of Fund Participation Agreement...   1
(9)   (a)  Opinion of Counsel and Consent of Depositor.................   8
(10)  Consent of Independent Registered Public Accounting Firm.........   Filed Herewith
(11)  Financial Statements Omitted from Item 23........................   Not Applicable
(12)  Initial Capitalization Agreement.................................   Not Applicable
(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly
           Controlled By or Under Common Control with AIG SunAmerica
           Life Assurance Company, the Depositor of Registrant.........   9
      (b)  Power of Attorney  -- AIG SunAmerica Life Assurance Company
           Directors...................................................   9
      (c)  Support Agreement of American International Group, Inc......   7

---------------

1 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-08859 and 811-07727, filed on March 11, 1997, Accession No. 0000912057-97-008516.

2 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-65118 and 811-03859, filed on September 28, 2001, Accession No. 0000950148-01-501929.

3 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-92396 and 811-07727, filed on July 15, 2002, Accession No. 0001021408-02-009475.

4 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
  2, File Nos. 333-64338 and 811-07727, filed on April 15, 2002, Accession No. 0000950148-02-000996.

5 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
  5, File Nos. 333-92396 and 811-07727, filed on May 2, 2003, Accession No. 0000898430-03-002732.

6 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No.
  8, File Nos. 333-92396 and 811-07727, filed on July 20, 2004, Accession No. 0000950129-04-004986.

7 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No.
  12, File Nos. 333-92396 and 811-07727, filed on August 29, 2005, Accession No. 0000950129-05-008799.

8 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-137827 and 811-07727, filed on December 21, 2006, Accession No. 0000950124-06-007757.


9 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
  2, File Nos. 333-137827 and 811-07727, filed on April 25, 2007, Accession No. 0000950148-07-000095.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of AIG SunAmerica Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                                                                  POSITION
----                                                                  --------
Jay S. Wintrob                              Director, Chief Executive Officer
Jana W. Greer(1)                            Director and President
Michael J. Akers(2)                         Director and Senior Vice President
N. Scott Gillis(1)                          Director, Senior Vice President and Chief Financial Officer
Christopher J. Swift(3)                     Director
Edwin R. Raquel(1)                          Senior Vice President and Chief Actuary
Christine A. Nixon                          Senior Vice President and Secretary
Stewart R. Polakov(1)                       Senior Vice President and Controller
Mallary L. Reznik                           Senior Vice President and General Counsel
Timothy W. Still(1)                         Senior Vice President
Frank J. Julian(1)                          Vice President and Chief Compliance Officer
Gavin D. Friedman                           Vice President and Deputy General Counsel
Rodney A. Haviland(1)                       Vice President
Stephen Stone(1)                            Vice President
Monica Suryapranata(1)                      Vice President and Variable Annuity Product Controller
Edward T. Texeria(1)                        Vice President
Virginia N. Puzon                           Assistant Secretary

---------------

(1) 21650 Oxnard Street, Woodland Hills, CA 91367

(2) 2929 Allen Parkway, Houston, TX 77019

(3) 70 Pine Street, New York, NY 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-07-003026 filed March 1, 2007.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of July 1, 2007, the Seasons Advisor II contracts funded by Variable Annuity Account Five was 107, of which 40 were qualified contracts and 67 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG SunAmerica Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the

Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to Section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    AIG SunAmerica Life Assurance Company -- Variable Separate Account
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine AIG Series Trust
    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds
    SunAmerica Focused Series, Inc.
    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:

    OFFICER/DIRECTORS*    POSITION
    ------------------    --------
    Peter A. Harbeck      Director
    James T. Nichols      Director, President & Chief Executive Officer
    Debbie Potash-Turner  Senior Vice President & Chief Financial Officer
    Frank Curran          Controller
    Joseph D. Neary       Chief Compliance Officer
    John T. Genoy         Vice President
    Mallary L. Reznik**   Vice President
    Kathleen S. Stevens   Manager, Compliance
    Christine A. Nixon**  Secretary
    Virginia N. Puzon**   Assistant Secretary

---------------

 * Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California
   90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

General Representations
------------------------

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
-------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Five certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 2 and Amendment No. 3 to be signed on its behalf, in the City of Los Angeles, and State of California, on this 24th day of July, 2007.

                                       VARIABLE ANNUITY ACCOUNT FIVE
                                       (Registrant)

                                       By: AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                       By:         /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

                                       By: AIG SUNAMERICA LIFE ASSURANCE COMPANY
                                           (Depositor)

                                       By:         /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

                    SIGNATURE                                            TITLE                               DATE
                    ---------                                            -----                               ----

*JAY S. WINTROB                                           Chief Executive Officer & Director            July 24, 2007
------------------------------------------------             (Principal Executive Officer)
JAY S. WINTROB


*MICHAEL J. AKERS                                          Senior Vice President & Director             July 24, 2007
------------------------------------------------
MICHAEL J. AKERS


*N. SCOTT GILLIS                                                Senior Vice President,                  July 24, 2007
------------------------------------------------          Chief Financial Officer & Director
N. SCOTT GILLIS                                              (Principal Financial Officer)


*JANA W. GREER                                                   President & Director                   July 24, 2007
------------------------------------------------
JANA W. GREER


*CHRISTOPHER J. SWIFT                                                  Director                         July 24, 2007
------------------------------------------------
CHRISTOPHER J. SWIFT


*STEWART R. POLAKOV                                       Senior Vice President & Controller            July 24, 2007
------------------------------------------------            (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MANDA GHAFERI                                                  Attorney-in-Fact                     July 24, 2007
------------------------------------------------
*MANDA GHAFERI

                                 EXHIBIT INDEX


EXHIBIT NO.                            DESCRIPTION
-----------                            -----------
10             Consent of Independent Registered Public Accounting Firm